UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-05309

First American Investment Funds, Inc.
(Exact name of registrant as specified in charter)

800 Nicollet Mall Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)

Charles D. Gariboldi, Jr., 800 Nicollet Mall Minneapolis, MN 55402
(Name and address of agent for service)

800-677-3863
Registrant's telephone number, including area code

Date of fiscal year end: 10/31/08

Date of reporting period:  07/31/08

Item 1.  Schedule of Investments.

Schedule of INVESTMENTS July 31, 2008 (unaudited), all dollars are rounded to thousands (000)

Real Estate Securities Fund

DESCRIPTION	SHARES	VALUE +

Common Stocks - 97.4%
Apartments - 15.6%
American Campus Communities wq	$206,235	$6,039
Apartment Investment & Management, Class A w	51,535	1,761
Avalonbay Communities wq	313,489	31,258
Boardwalk Real Estate w●Þ	244,091	9,349
Camden Property Trust wq	366,395	18,019
Equity Residential Properties Trust wq	671,602	28,993
Essex Property Trust wq	135,149	16,400
Home Properties wq	142,639	7,848
Mid-America Apartment Communities wq	82,821	4,760
Northern Property wÞ	90,267	1,990
Post Properties wq	109,171	3,470
UDR wq	138,316	3,533
		133,420
Community Centers - 12.2%
Acadia Realty Trust wq	158,970	3,607
Developers Diversified Realty wq	606,557	19,385
Equity One wq	123,545	2,386
Eurocommercial Properties wÞ	66,153	3,107
Federal Realty Investment Trust wq	288,071	20,917
Kimco Realty wq	717,378	25,316
Regency Centers wq	335,742	19,977
Saul Centers wq	107,485	5,210
Weingarten Realty Investors wq	143,300	4,369
		104,274
Diversified - 6.6%
Brixton wÞ	1,445,052	6,446
Colonial Properties Trust wq	189,400	3,780
Cousins Properties wq	49,958	1,098
Forest City Enterprises, Class A	117,688	3,068
Mission West Properties wq	219,678	2,175
Vornado Realty Trust wq	350,831	33,354
Washington Real Estate Investment Trust wq	186,194	6,379
		56,300
Healthcare - 9.4%
Brookdale Senior Living q	125,620	1,917
Capital Senior Living q●	708,922	4,920
HCP wq	631,086	22,763
Health Care REIT wq	215,505	10,747
Healthcare Realty Trust wq	77,826	2,258
LTC Properties w	2,544	74
Nationwide Health Properties wq	23,521	873
Parkway Life wÞ	945,184	822
Universal Health Realty Income Trust wq	41,103	1,438
Ventas wq	780,992	35,035
		80,847
Hotels - 3.6%
DiamondRock Hospitality wq	500,618	4,616
Hersha Hospitality Trust w	116,218	825
Host Marriott wq	1,097,145	14,383
LaSalle Hotel Properties wq	129,238	2,935
Marriott International, Class A q	169,114	4,382
Starwood Hotels & Resorts Worldwide	49,833	1,709
Strategic Hotels & Resorts wq	235,583	1,859
		30,709
Industrials - 10.8%
AMB Property wq	225,886	11,059
DCT Industrial Trust wq	852,226	7,218
EastGroup Properties wq	128,204	5,949
First Potomac Realty Trust w	64,993	1,032
Forth Ports Þ	83,374	2,649
Kamigumi Þ	24,734	181
Macquarie Infrastructure q	36,386	816
Mapletree Logistics Trust wÞ	281,083	150
Mitsubishi Logistics Þ	61,482	741
Prologis wq	1,060,427	51,834
PS Business Parks wq	206,979	10,887
		92,516
Malls - 13.6%
General Growth Properties wq	635,929	17,431
Macerich wq	307,027	16,988
Simon Property Group wq	719,828	66,677
Taubman Centers wq	324,437	15,573
		116,669
Manufactured Homes - 0.2%
Equity Lifestyle Properties wq	36,928	1,773
Net Lease - 2.4%
Entertainment Properties Trust wq	112,276	6,023
National Retail Properties q	334,522	7,072
Realty Income wq	281,673	7,095
		20,190
Office - 17.6%
Alexandria Real Estate Equities wq	118,397	12,226
BioMed Realty Trust wq	139,466	3,598
Boston Properties wq	425,401	40,919
Brookfield Properties	769,420	14,527
Cogdell Spencer wq	199,170	3,744
Corporate Office Properties Trust wq	29,539	1,148
Digital Realty Trust wq	225,632	9,682
Douglas Emmett wq	569,641	13,404
Duke Realty wq	303,845	7,514
DuPont Fabros Technology w	4,840	79
Highwoods Properties wq	340,645	12,434
Kilroy Realty wq	115,863	5,308
Mack-Cali Realty wq	222,154	8,526
Maguire Properties wq	106,142	1,145
Parkway Properties wq	5,889	208
SL Green Realty wq	198,862	16,573
		151,035
Real Estate Service Provider - 0.0%
HFF ●	55,042	275

Self Storage - 5.3%
Extra Space Storage wq	289,409	4,101
Public Storage wq	497,026	40,701
Sovran Self Storage wq	14,442	604
		45,406
Student Housing - 0.1%
Education Realty Trust w	59,047	661
Total Common Stocks
(Cost $746,508)		834,075

Investment Companies - 0.2%
Macquarie Global Infrastructure Total Return Fund q
(Cost $1,862)	69,544	1,547

Private Real Estate Company - 0.0%
Newcastle Investment Holdings ●§
(Cost $153)	35,000	116

Right - 0.0%
Industrials - 0.0%
Mapletree Logistics Trust ●Þ
(Cost $0)	210,812	1

Short-Term Investments - 0.2%
Money Market Fund - 0.2%
First American Prime Obligations Fund, Class Z ±
(Cost $1,594)	1,593,644	1,594
Investment Purchased with Proceeds from Securities Lending - 52.0%
Mount Vernon Securities Lending Prime Portfolio †
(Cost $445,092)	445,091,673	445,092
Total Investments - 149.8%
(Cost $1,195,209)		1,282,425
Other Assets and Liabilities, Net - (49.8)%		(426,432)
Total Net Assets - 100.0%		$855,993

+
Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of July 31, 2008, the fund held fair valued securities disclosed in footnote §.

w	Real Estate Investment Trust. As of July 31, 2008, the market value of these investments was $791,818, or 92.5% of total net assets.
q	This security or a portion of this security is out on loan at July 31, 2008. Total loaned securities had a market value of $424,567 at July 31, 2008.
●	Non-income producing security.
Þ	Foreign denominated security values stated in U.S. dollars.
§	Security is fair-valued and illiquid. As of July 31, 2008, the fair value of this investment was $116 or 0.0% of total net assets. Information concerning the illiquid security is as follows:
Dates
	Security	Shares		Acquired	Cost Basis
	Newcastle Investment Holdings	35,000		6/1998	$ 153
±	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor to this fund.
†
In order to generate additional income, the fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund.

◆
On July 31, 2008, the cost of investments for federal income tax purposes was approximately $1,195,209.  The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

	Gross unrealized appreciation		$125,651
	Gross unrealized depreciation		(38,435)
	Net unrealized appreciation		$ 87,216

REIT - Real Estate Investment Trust

Schedule of INVESTMENTS July 31, 2008 (unaudited), all dollars rounded to thousands (000)

Global Infrastructure Fund

DESCRIPTION	SHARES	VALUE+

Common Stocks - 97.1%
Argentina - 0.1%
Cia de Transporte de Energia Electrica de Alta Tension Transener ●	$55,000	$22

Australia - 4.2%
Ausnet	97,613	104
DUET Group ●	37,546	104
Macquarie Airports	93,564	247
Spark Infrastructure Group ●	82,280	127
Transurban Group	66,569	323
		905
Austria - 4.1%
Flughafen Wien ●	4,630	393
Oesterreichische Elektrizitaetswirtschafts, Class A ●	2,500	199
Oesterreichische Post ●	8,702	310
		902
Belgium - 1.4%
Elia System Operator ●	7,387	299

Brazil - 3.0%
Companhia de Concessoes Rodoviarias	8,500	173
Companhia de Saneamento Basico do Estado de Sao Paulo - ADR	3,012	151
Companhia de Transmissao Energia Electrica Paulista	1,874	65
Companhia Energetica de Minas Gerais - ADR	257	6
Terna Participacoes	7,000	132
Ultrapar Participacoes - ADR	3,547	129
		656
Canada - 10.0%
Boralex, Class A ●	33,147	472
Canadian Hydro Developers ●	51,964	255
Enbridge	15,599	684
TransCanada ●	2,000	78
TransCanada	18,051	699
		2,188
China - 0.8%
Beijing Capital International Airport, Class H	16,000	13
Dalian Port, Class H	252,000	151
Zhejiang Expressway, Class H	10,000	7
		171
Denmark - 0.4%
AP Moller - Maersk, Class B	1	12
Kobenhavns Lufthavne	200	68
		80
Finland - 1.0%
Fortum Oyj	5,000	220

France - 6.6%
Aeroports de Paris	1,140	99
Areva	150	172
Electricite de France	2,345	204
GDF SUEZ - ADR ●	720	50
Societe des Autoroutes Paris-Rhin-Rhone	1,000	86
Suez	4,844	290
Veolia Environnement - ADR	3,473	186
Vinci	6,250	353
		1,440
Germany - 4.0%
E.ON	2,551	487
Eurokai KGaA	2,082	195
Hamburger Hafen und Logistik	3,050	200
		882
Great Britain - 6.5%
Centrica	23,710	147
Forth Ports	8,028	255
National Grid - ADR	5,861	388
Scottish & Southern Energy	11,992	332
Serco Group	36,566	296
		1,418
Hong Kong - 6.0%
Cheung Kong Infrastructure	15,000	66
China Everbright International	141,000	39
China Merchants Holdings International	51,851	198
China Water Affairs Group ●	104,000	26
CLP Holdings	20,000	164
Guangdong Investment	948,000	367
Hutchison Whampoa - ADR	572	27
Hutchison Whampoa	10,000	93
MTR	67,040	218
NWS	53,000	113
		1,311
India - 0.6%
Gail India - GDR	1,670	88
Reliance Energy - GDR	596	49
		137
Italy - 3.9%
Atlantia	11,447	306
Enel	30,022	278
SAVE	5,638	64
Terna	51,354	213
		861
Japan - 0.9%
Japan Airport Terminal	6,750	98
Kamigumi	8,000	59
Mitsubishi Logistics	2,242	27
Park24	4,000	22
		206
Mexico - 0.5%
Empresas ICA - ADR ●	5,026	106

Netherlands - 2.1%
Koninklijke Vopak	6,045	362
Smit Internationale	1,085	100
		462
New Zealand - 0.4%
Auckland International Airport	44,609	67
Infratil	11,574	18
		85
Norway - 1.0%
Hafslund, Class B	10,808	215

Portugal - 0.7%
Brisa-Auto Estradas	10,803	110
Redes Energeticas Nacionais ●	9,846	43
		153
Russia - 0.4%
Novorossiysk Sea Trade Port - GDR ●	4,352	59
RAO Unified Energy System of Russia - GDR ●	225	18
		77
Singapore - 4.7%
Hyflux	102,000	203
Parkway Holdings	11,079	16
Singapore Airport Terminal Services	134,000	176
Singapore Post	457,000	346
SMRT	212,000	275
		1,016
Spain - 10.0%
Abertis Infraestructuras	16,905	359
Acciona	1,285	270
Cintra Concesiones de Infraestructuras de Transporte ●	19,334	218
Enagas	19,823	511
Iberdrola ●	40,811	554
Red Electrica de Espana	4,487	270
		2,182
Switzerland - 2.3%
ABB - ADR	10,234	268
BKW FMB Energie ●	1,809	224
		492
United States - 21.5%
American Tower, Class A ●	1,019	43
Aqua America	2,344	37
Covanta Holding ●	1,115	31
Digital Realty Trust - REIT	757	33
Duke Energy	3,128	55
El Paso	30,263	543
Enbridge Energy Management ●	3,754	193
EnergySolutions	23,182	475
Entergy	1,283	137
Exelon	7,389	581
FPL Group	5,446	351
General Cable ●	2,457	142
Geo Group ●	1,324	32
ITC Holdings	2,695	141
Kinder Morgan Management ●	3,592	197
Macquarie Infrastructure	2,961	66
Northeast Utilities	14,553	366
ONEOK	2,972	135
Quanta Services ●	3,612	112
Sempra Energy	2,002	112
Southern Union	2,559	67
Southwest Water	2,988	32
Spectra Energy	2,858	78
Williams	18,690	599
Wisconsin Energy	2,882	130
		4,688
Total Common Stocks
(Cost $22,347)		21,174

Right - 0.1%
France - 0.1%
Suez Environment Rights
(Cost $31)	4,844	35
Total Investments◆ - 97.2%
(Cost $22,378)		21,209
Other Assets and Liabilities, Net - 2.8%		605
Total Net Assets - 100.0%		$21,814

+	The fair values of securities are determined on each business day by an independent third party based on factors such as price changes
	for futures contracts, sector indices, American Depository Receipts, and currency exchange rates that occur between the close of
	the local market and the close of the New York Stock Exchange. The use of daily fair value pricing may cause the net asset value of
	its shares to differ significantly from the net asset value that would be determined without fair value pricing.
●	Non-income producing security.
◆
On July 31, 2008, the cost of investments for federal income tax purposes was approximately $22,378.  The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

	Gross unrealized appreciation	$307
	Gross unrealized depreciation	(1,476)
	Net unrealized depreciation	$(1,169)

	ADR - American Depository Receipt
	GDR - Global Depository Receipt
	REIT - Real Estate Investment Trust

At July 31, 2008, sector diversification of the fund was as follows:
	% of
	Net Assets	Value
Foreign Common Stock
Utilities	40.3%	$8,799
Industrials	38.4	8,372
Energy	16.0	3,480
Consumer Discretionary	1.8	400
Financials	0.3	64
Telecommunication Services	0.2	43
Healthcare	0.1	16
Total Foreign Common Stock	97.1	21,174
Foreign Rights	0.1	35
Total Investments	97.2	21,209
Other Assets and Liabilities, Net	2.8	605
Net Assets	100%	$21,814

Schedule of INVESTMENTS July 31, 2008 (unaudited), all dollars are rounded to thousands (000)

International Fund

DESCRIPTION	SHARES	VALUE+

Common Stocks - 93.2%
Australia - 2.3%
BHP Billiton	573,276	$21,392
Rio Tinto q	28,252	3,307
		24,699
Belgium - 0.9%
Dexia q	328,082	4,445
Fortis q	355,928	4,976
		9,421
Brazil - 1.9%
Companhia Vale do Rio Doce - ADR	345,817	10,385
Petroleo Brasileiro - ADR	182,939	10,228
		20,613
Egypt - 0.2%
Orascom Construction Industries - GDR	18,882	2,774

Finland - 1.9%
Nokia Oyj	753,155	20,555

France - 12.3%
Accor q	159,807	10,658
Axa q	465,969	13,696
BNP Paribas	163,739	16,142
Compagnie de Saint-Gobain q	111,875	6,954
Imerys q	112,227	6,717
Lafarge	100,769	13,709
Pernod-Ricard q	122,860	10,692
Sanofi-Aventis	118,404	8,311
Suez	132,090	7,902
Total	505,601	38,713
		133,494
Germany - 9.0%
Bayer	172,192	14,803
Deutsche Post	270,536	6,370
E.ON	133,763	25,556
Linde	59,373	8,248
RWE	47,500	5,677
SAP	230,777	13,345
Siemens	149,028	18,115
Symrise ●	271,846	4,665
		96,779
Great Britain - 18.3%
Barclays	1,876,238	12,740
BG Group	643,728	14,548
British Land	308,116	4,262
Burberry Group	1,189,140	10,554
Centrica	868,832	5,395
GlaxoSmithKline	615,477	14,347
ICAP	1,016,269	10,026
Man Group	929,714	11,230
Morrison Supermarket	1,847,228	9,423
Royal Dutch Shell, Class A	599,239	21,250
Smith & Nephew	472,699	5,048
Standard Chartered	641,572	19,534
Tesco	2,570,964	18,262
Vodafone	9,302,966	24,921
Wolseley	686,000	4,610
WPP Group	1,213,957	11,523
		197,673
Greece - 0.7%
Piraeus Bank	257,785	7,699

Hong Kong - 4.2%
Esprit Holdings	830,200	8,834
Hang Lung Properties	1,921,000	6,119
HSBC q	1,857,200	30,562
		45,515
Isreal - 0.8%
Teva Pharmaceutical Industries - ADR	191,620	8,592

Italy - 4.0%
Banca Intesa	2,271,315	12,755
Eni	625,104	21,094
UniCredit	1,536,600	9,155
		43,004
Japan - 16.0%
Astellas Pharma	235,000	10,189
Canon	283,800	12,971
Daikin Industries	112,600	4,808
East Japan Railway	789	6,172
Honda Motor	461,100	14,720
Japan Tobacco	2,858	13,322
KOMATSU	314,300	7,805
Mitsubishi	442,400	12,891
Mitsubishi UFJ Financial Group	711,100	6,279
Mitsui Fudosan	297,000	6,719
Murata Manufacturing	222,100	9,285
Nidec	154,500	10,913
Nippon Oil	925	6
Nomura Holdings	305,400	4,407
Shin-Etsu Chemical	208,600	12,763
SMC	63,600	6,339
Sony	317,000	11,987
Sumitomo	855,200	11,544
Sumitomo Mitsui Financial Group q	1,275	9,892
		173,012
Mexico - 1.3%
America Movil, Series L - ADR	112,493	5,680
Fomento Economico Mexicano - ADR	177,587	8,144
		13,824
Netherlands - 3.4%
ING Group	416,693	13,588
Philips Electronics	268,850	8,961
Reed Elsevier q	515,997	8,547
Wolters Kluwer	237,072	5,512
		36,608
Norway - 0.5%
Norsk Hydro	460,493	5,757

South Korea - 0.8%
Samsung Electronics	15,830	8,758

Spain - 3.6%
Banco Bilbano Vizcaya Argentaria q	507,256	9,322
Industria de Diseno Textil q	204,908	9,858
Telefonica	747,377	19,393
		38,573
Switzerland - 10.3%
ABB	547,854	14,363
Adecco q	169,180	7,749
Holcim q	137,389	9,756
Nestle	579,190	25,406
Novartis	325,805	19,342
Roche	111,420	20,586
Zurich Financial Services	53,422	14,041
		111,243
Taiwan - 0.8%
Taiwan Semiconductor Manufacturing - ADR	901,793	8,567

Total Common Stocks
(Cost $828,341)		1,007,160

Right - 0.1%
France - 0.1%
Suez Environment Rights ●
(Cost $843)	132,090	950

Short-Term Investments - 4.3%
Money Market Fund - 4.0%
State Street GA Prime Fund	44,012,749	44,013

U.S. Treasury Obligation - 0.3%	PAR
U.S. Treasury Bill
1.778%, 12/18/2008 ☐	$3,000	2,979
Total Short-Term Investments
(Cost $46,992)		46,992
Investment Purchased with Proceeds from Securities Lending - 7.8%	SHARES
State Street Navigator Prime Fund †
(Cost $84,088)	84,088,241	84,088
Total Investments ◆ - 105.4%
(Cost $960,264)		1,139,190
Other Assets and Liabilities, Net - (5.4)%		(58,705)
Total Net Assets - 100.0%		$1,080,485

+
The fair values of securities are determined on each business day by an independent third party based on factors such as price changes for futures contracts, sector indices, American Depository Receipts, and currency exchange rates that occur between the close of the local market and the close of the New York Stock Exchange.  The use of daily fair value pricing may cause the net asset value of its shares to differ significantly from the net asset value that would be determined without fair value pricing.

q	This security or a portion of this security is out on loan at July 31, 2008. Total loaned securities had a market value of $79,937 at July 31, 2008.
●	Non-income producing security.
☐	Security has been deposited as initial margin on open futures contracts. Yield shown is the effective yield as of July 31,2008.
†
In order to generate additional income, the fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested as noted in the schedule above.

◆
On July 31, 2008, the cost of investments for federal income tax purposes was approximately $960,264.  The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

	Gross unrealized appreciation		$242,999
	Gross unrealized depreciation		(64,073)
	Net unrealized appreciation		$178,926

ADR -	American Depository Receipt
GDR -	Global Depository Receipt

	Schedule of Open Futures Contracts

		Number of		Notional
		Contracts		Contract	Settlement	Unrealized
	Description	Purchased		Value	Month	Depreciation
	Russell 2000 Futures	28		$ 10,017	September 2008	$ (21)
	S&P TSE 60 Futures	62		9,848	September 2008	(149)
	SPI 200 Futures	212		24,843	September 2008	(963)
						$ (1,133)

At July 31, 2008, sector diversification of the fund was as follows:

	% of
	Net Assets	Value
Foreign Common Stock
Financials	$21.1%	$227,589
Energy	10.8	116,991
Industrials	10.2	110,494
Consumer Discretionary	9.8	105,819
Materials	9.4	101,080
Healthcare	8.0	86,415
Consumer Staples	7.9	85,249
Information Technology	7.8	84,394
Telecommunication Services	4.6	49,994
Utilities	3.6	39,135
Total Foreign Common Stock	93.2	1,007,160
Total Right	0.1	950
Total Short-Term Investments	4.3	46,992
Total Investment Purchased with Proceeds from Securities Lending	7.8	84,088
Total Investments	105.4	1,139,190
Other Assets and Liabilities, Net	(5.4)	(58,705)
Net Assets	100%	$1,080,485

Schedule of INVESTMENTS July 31, 2008 (unaudited), all dollars are rounded to thousands (000)

International Select Fund

DESCRIPTION	SHARES	VALUE+

Common Stocks - 81.1%
Argentina - 0.5%
Tenaris - ADR	27,000	$1,627

Australia - 2.0%
BHP Billiton	62,171	2,320
National Australia Bank	29,600	679
Rio Tinto	18,897	2,212
Woodside Petroleum	22,958	1,153
		6,364
Austria - 0.5%
Erste Bank der Oesterreichischen Sparkassen q	26,706	1,703

Bahrain - 0.1%
Investcorp Bank - ADR ●	12,300	320

Brazil - 4.7%
AES Tiete	56,714	668
Banco do Brasil	76,200	1,221
Banco Itau Holding Financeira - ADR q	65,178	1,388
Cia Vale do Rio Doce	31,300	816
Companhia de Concessoes Rodoviarias	29,000	590
Companhia Energetica De Minas ●	13,897	330
Companhia Vale do Rio Doce - ADR	74,217	2,229
Empresa Brasileira de Aeronautica - ADR q	21,900	669
Iochpe Maxion ●	23,317	514
JHSF Participacoes ●	136,100	600
Klabin	173,500	596
Petroleo Brasileiro - ADR	35,564	1,988
Redecard	81,330	1,516
Souza Cruz	30,799	868
Suzano Papel e Celulose	47,610	710
Tam - ADR q	34,100	690
		15,393
Canada - 2.5%
Cameco	65,302	2,346
First Quantum Minerals	6,500	447
Manulife Financial	52,200	1,923
Patheon ●	79,760	326
Rogers Communications - Class B q	33,821	1,142
Suncor Energy	36,763	2,004
		8,188
China - 1.4%
China Communications Construction	586,000	1,092
China Merchants Bank	314,000	1,131
Focus Media Holdings - ADR q●	62,873	1,868
Shougang Concord International Enterprises	1,134,000	373
		4,464
Denmark - 0.8%
Vestas Wind System ●	20,680	2,697

Egypt - 0.7%
Eastern Tobacco	8,765	524
Mobinil	20,165	567
Orascom Construction Industries ●	8,811	641
Orascom Telecom Holdings ●	36,907	395
		2,127
Finland - 0.5%
Nokia Oyj	52,501	1,433

France - 6.3%
Alcatel-Lucent - ADR q	151,260	909
BNP Paribas	7,800	769
Carrefour	46,994	2,400
Electricite de France	17,963	1,561
Groupe DANONE	15,452	1,146
Iliad q	22,821	2,515
L'oreal q	12,478	1,307
LVMH Moet Hennessy Louis Vuitton q	11,525	1,268
Sanofi-Aventis q	26,000	1,825
Thales	13,080	740
Total q	34,920	2,674
Vivendi Universal	81,140	3,392
		20,506
Germany - 5.5%
Adidas q	28,183	1,723
Allianz	8,292	1,411
BASF	9,480	604
Deutsche Boerse	12,599	1,426
Deutsche Telekom	62,610	1,084
E.ON	7,639	1,460
Henkel KGAA	43,451	1,732
Metro	18,790	1,059
Q-Cells ●	12,155	1,175
SAP	25,140	1,454
SAP - ADR q	29,552	1,708
Siemens	7,611	925
Symrise ●	59,301	1,018
Wacker Chemie	6,038	1,248
		18,027
Great Britain - 10.5%
Arm Holdings	711,903	1,343
Autonomy ●	114,903	2,421
BAE Systems	93,780	832
Benfield Group q	219,248	1,051
BP - ADR q	36,420	2,238
British Sky Broadcasting Group	135,255	1,212
Cadbury	113,778	1,344
Dawnay Day Treveria ●	695,980	336
Diageo	112,030	1,952
Experian Group	267,536	2,069
GlaxoSmithKline	112,870	2,631
ICAP	130,186	1,284
Kingfisher	281,430	654
Michael Page International	276,821	1,411
Prudential	187,970	2,013
Scottish & Southern Energy	39,653	1,098
Smith & Nephew	113,912	1,216
Standard Chartered	25,110	765
Tesco	154,407	1,097
Vedanta Resources	30,062	1,189
Vodafone Group - ADR	85,790	2,302
Wellstream Holdings ●	70,708	1,670
WPP Group	226,510	2,150
		34,278
Greece - 0.5%
National Bank of Greece - ADR q	170,246	1,600

Hong Kong - 2.2%
Agile Property	1,834,000	1,708
Cheung Kong Holdings	49,510	693
Esprit Holdings	228,400	2,430
Foxconn International Holdings ●	1,290,000	1,223
Li & Fung	344,000	1,162
		7,216
Hungary - 0.2%
OTP Bank	11,431	529

India - 2.3%
Grasim Industries - ADR ●	9,100	388
HDFC Bank - ADR q	15,321	1,198
Hero Honda	34,922	655
Infosys Technologies - ADR q	37,669	1,484
Oil & Natural Gas	75,962	1,764
Punjab National Bank	53,690	563
Satyam Computer Services - ADR q	48,000	1,024
State Bank Of India - ADR	7,532	493
		7,569
Indonesia - 1.0%
Astra International	462,000	1,134
Bank Mandiri Persero	2,819,500	911
Telekomunikasi Indonesia - ADR	39,400	1,299
United Tractors	24,000	30
		3,374
Israel - 1.1%
Bank Hapoalim B.M.	260,192	1,078
Delek Automotive Systems	21,000	311
Icl-Israel Chem	45,683	845
Teva Pharmaceutical Industries - ADR q	32,794	1,471
		3,705
Italy - 2.4%
Alleanza Assicurazioni	112,790	1,098
Ansaldo STS ●	88,360	1,313
Arnoldo Mondadori Editore q	127,320	765
Eni	35,390	1,194
Saipem	41,278	1,596
Telecom Italia	1,052,960	1,422
UniCredit	71,802	428
		7,816
Japan - 10.6%
Bank of Yokohama	138,421	893
Daiwa Securities Group	85,310	739
DENSO	43,400	1,128
FANUC	13,600	1,080
Fuji Television Network	655	904
The Joyo Bank q	342,734	1,607
KEYENCE	2,479	542
Kose	68,983	1,683
Mid REIT q●	210	584
Mitsubishi UFJ Financial Group	75,910	670
Mitsui Sumitomo Insurance Group ●	60,946	2,020
Mitsui-Soko q	136,841	685
New City Residence Investment	114	205
NGK Insulators	79,000	1,149
Nintendo	3,700	1,795
Nippon Commercial Investment ●	158	439
Nippon Residential q	120	342
Nipponkoa Insurance	289,580	2,324
Nitto Denko	2,200	63
Nomura Holdings	56,778	819
Nomura Research Institute	65,080	1,460
ORIX	10,610	1,606
Seven & I Holdings	42,741	1,307
Shin-Etsu Chemical	22,900	1,401
SMC	16,609	1,655
Sugi Pharmacy	52,699	1,495
Sumitomo Bakelite q	226,401	1,171
Sumitomo Trust & Banking	232,878	1,604
Suzuki Motor q	43,202	944
THK q	34,482	615
United Urban Investment	81	354
Yamada Denki	19,400	1,315
		34,598
Luxembourg - 0.5%
Millicom International Cellular - ADR ●	21,378	1,654

Malaysia - 0.4%
British American Tobacco Malaysia Berhad	51,700	642
Plus Expressways	475,100	421
Sime Darby Berhad	103,751	250
		1,313
Mexico - 1.4%
Cemex - ADR q●	23,509	500
Desarrolladora Homex - ADR q●	15,900	889
Fomento Economico Mexicano - ADR	14,300	656
Grupo Televisa - ADR q	32,432	729
Kimberly-Clark de Mexico	146,700	632
Wal Mart de Mexico - ADR	28,211	1,148
		4,554

Netherlands - 2.0%
Heineken q	53,014	2,463
ING Group q	23,336	761
Koninklijke Philips Electronics - ADR	39,269	1,307
Philips Electronics	24,470	816
Unilever NV CVA	46,250	1,275
		6,622
Norway - 0.9%
Renewable Energy q●	55,920	1,620
Statoil	35,227	1,141
		2,761
Pakistan - 0.0%
Pakistan Petroleum	6,000	18

Philippines - 0.5%
Philippine Long Distance Telephone - ADR q	25,500	1,450

Portugal - 0.3%
Energias de Portugal	189,950	1,039

Russia - 1.6%
Eurasia Drilling - GDR ●	20,200	414
Evraz Group - ADR	6,400	614
Gazprom - ADR	27,232	1,293
Mobile Telesystems - ADR ●	18,300	1,307
Oriflame Cosmetics ●	13,205	855
TNK-BP Holdings ●	243,052	458
Vsmpo-Avisma	1,666	232
		5,173
Singapore - 1.1%
Cosco - ADR q	44,500	498
DBS Group Holdings	50,210	698
Keppel	163,000	1,258
Keppel Land q	332,000	1,176
		3,630
South Africa - 3.6%
Aquarius Platinum	74,884	735
Eqstra Holdings ●	5,298	8
Gold Fields - ADR q	69,342	819
Imperial Holdings ●	63,498	378
Kumba Iron Ore ●	38,563	1,336
Massmart Holdings	78,270	795
MTN Group	93,594	1,602
Murray & Roberts Holdings	50,537	656
Naspers	29,291	710
Nedbank Group	81,173	1,142
Pretoria Portland Cement	241,841	1,111
Sanlam ●	325,092	775
Steinhoff International Holdings	286,710	619
Truworths International	292,067	1,152
		11,838
South Korea - 3.8%
AmorePacific	712	450
GS Engineering & Construction	5,466	541
Hite Brewery	2,499	457
Hite Holdings	3,154	142
Kookmin Bank - ADR q●	58,867	3,375
Samsung Electronics	1,810	1,001
Samsung Electronics - GDR	11,670	3,252
Samsung Electronics - GDR	47	13
Samsung Electronics - GDR q	600	111
Shinhan Financial Group - ADR q●	17,900	1,672
Woongjin Coway	39,340	1,236
		12,250
Spain - 1.6%
Banco Bilbano Vizcaya Argentaria	86,646	1,592
Banco Santander Central Hispano q	102,619	1,998
Telefonica	67,404	1,749
		5,339
Sweden - 0.7%
Ericsson q	181,578	1,905
Nordea Bank	32,730	464
		2,369
Switzerland - 4.0%
ABB	52,293	1,371
Credit Suisse Group	32,339	1,615
Nestle	71,516	3,137
Nobel Biocare	40,715	1,252
Novartis	40,741	2,419
Roche	11,201	2,069
Syngenta	4,153	1,209
		13,072
Taiwan - 0.8%
Advanced Semiconductor	492,000	423
Advantech	152,310	328
Hon Hai Precision Industry	158,000	764
Novatek Microelectronics	12,001	27
Taiwan Semiconductor Manufacturing	503,812	910
		2,452
Thailand - 0.2%
Bangkok Bank	169,146	557

Turkey - 1.1%
Ford Otomotiv Sanayi ●	49,670	421
Turkcell Iletisim Hizmet - ADR q	97,300	1,878
Turkiye Is Bankasi ●	301,745	1,389
		3,688
United States - 0.3%
Dr. Pepper Snapple Group q●	16,665	344
Philip Morris International	10,700	553
		897
Total Common Stocks
(Cost $280,546)		264,210

Exchange-Traded Funds - 1.4%
iShares MSCI EAFE Index Fund q	4,059	269
iShares MSCI Emerging Markets Index Fund q	2,635	112
Market Vectors Russia Fund	46,000	2,090
PowerShares MENA Frontier Countries Portfolio ●	94,000	2,309
Total Exchange-Traded Funds
(Cost $5,107)		4,780

Preferred Stock - 0.0%
Brazil - 0.0%
Companhia Vale do Rio Doce - ADR
(Cost $24)	597	16

Short-Term Investments - 17.3%
Money Market Fund - 16.3%
State Street GA Prime Fund	53,258,948	53,259
U.S. Treasury Obligation - 1.0%
U.S. Treasury Bill	PAR
1.778%, 12/18/2008 ☐	$3,150	3,128
Total Short-Term Investments
(Cost $56,383)		56,387
Investment Purchased with Proceeds from Securities Lending - 15.0%
State Street Navigator Prime Fund †	SHARES
(Cost $48,856)	48,855,898	48,856
Total Investments ◆ - 114.8%
(Cost $390,916)		374,249
Other Assets and Liabilities, Net - (14.8)%		(48,372)
Total Net Assets - 100.0%		$325,877

+
The fair values of securities are determined on each business day by an independent third party based on factors such as price changes for futures contracts, sector indicies, American Depository Receipts, and currency exchange rates that occur between the close of the local market and the close of the New York Stock Exchange.  The use of daily fair value pricing may cause the net asset value of its shares to differ significantly from the net asset value that would be determined without fair value pricing.

q	This security or a portion of this security is out on loan at July 31, 2008. Total loaned securities had a market value of $46,630 at July 31, 2008.
●	Non-income producing security.
☐	Security has been deposited as initial margin on open futures contracts. Yield shown is the effective yield as of July 31, 2008.
†
In order to generate additional income, the fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested as noted in the schedule above.

◆
On July 31, 2008, the cost of investments for federal income tax purposes was approximately $390,916.  The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

	Gross unrealized appreciation	$19,937
	Gross unrealized depreciation	(36,604)
	Net unrealized depreciation	$(16,667)

	ADR - American Depository Receipt
	GDR - Global Depository Receipt

	Schedule of Open Futures Contracts

		Number of	Notional		Unrealized
		Contracts	Contract	Settlement	Appreciation
	Description	Purchased (Sold)	Value	Month	(Depreciation)

	E-Mini MSCI Emerging Markets Index Futures	(143)	$(7,281)	September 2008	$ 204
	FTSE JSE Top 40 Index Futures	30	1,059	September 2008	12
	S&P TSE 60 Futures	222	35,262	September 2008	(3,085)
	SPI 200 Futures	18	2,109	September 2008	28
					$ (2,841)

	At July 31, 2008, sector diversification of the fund was as follows:
			% of
			Net Assets		Value
	Foreign Common Stocks
	Financials		18.3%		$ 59,747
	Consumer Discretionary		9.9		32,290
	Consumer Staples		9.7		31,461
	Information Technology		8.8		28,666
	Materials		8.0		26,089
	Industrials		7.9		25,570
	Energy		6.3		20,658
	Telecommunication Services		6.3		20,366
	Healthcare		4.0		13,208
	Utilities		1.9		6,155
	Total Foreign Common Stocks		81.1		264,210
	Total Exchange-Traded Funds		1.4		4,780
	Total Foreign Preferred Stock		0.0		16
	Total Short-Term Investments		17.3		56,387
	Total Investment Purchased with Proceeds from Securities Lending		15.0		48,856
	Total Investments		114.8		374,249
	Other Assets and Liabilities, Net		(14.8)		(48,372)
	Net Assets		100.0%		$ 325,877

Schedule of INVESTMENTS July 31, 2008 (unaudited), all dollars are rounded to thousands (000)

Small Cap Growth Opportunities Fund

DESCRIPTION	SHARES	VALUE+

Common Stocks - 98.3%
Consumer Discretionary - 14.8%
Aeropostale q●	74,193	$2,393
Deckers Outdoor q●	28,695	3,243
Dick's Sporting Goods ●	132,677	2,328
Einstein Noah Restaurant Group q●	210,459	2,427
Fossil q●	114,944	3,078
Gymboree ●	82,902	3,101
Iconix Brand Group q●	228,700	2,744
Skechers U.S.A., Class A q●	151,677	2,867
Texas Roadhouse, Class A q●	311,107	2,887
Warnaco Group q●	82,918	3,478
WMS Industries q●	104,290	2,939
Wolverine World Wide q	120,742	3,227
		34,712
Consumer Staples - 1.6%
Nu Skin Enterprises, Class A q	229,822	3,714

Energy - 10.8%
Arena Resources ●	52,336	2,141
Cano Petroleum ●	356,948	1,410
Carrizo Oil & Gas q●	50,659	2,550
Concho Resources ●	93,713	3,069
Dril-Quip ●	41,317	2,237
Global Industries q●	221,088	2,640
Oil States International q●	53,083	2,913
Parallel Petroleum q●	211,751	3,468
Penn Virginia q	34,400	2,090
Superior Energy Services q●	57,237	2,715
		25,233
Financials - 6.0%
American Campus Communities - REIT q	80,500	2,357
BioMed Realty Trust - REIT q	91,541	2,362
Boston Private Financial Holdings q	272,817	2,136
East West Bancorp q	152,493	1,816
Investment Technology Group ●	104,299	3,102
KBW q●	89,527	2,365
		14,138
Healthcare - 23.1%
AMN Healthcare Services q●	166,183	3,141
Array BioPharma q●	354,386	2,768
ArthroCare q●	80,290	1,697
BioMarin Pharmaceutical q●	98,061	3,192
Durect q●	501,341	2,226
Eurand q●	165,552	3,044
Hologic q●	139,164	2,570
Immucor q●	88,570	2,669
Integra LifeSciences q●	62,064	2,834
NuVasive q●	73,994	4,156
Onyx Pharmaceuticals q●	69,158	2,801
OSI Pharmaceuticals q●	39,351	2,071
Pediatrix Medical Group q●	65,798	3,201
Regeneron Pharmaceuticals q●	97,513	2,135
RTI Biologics q●	334,832	2,776
Skilled Healthcare Group, Class A q●	263,720	3,853
TranS1 q●	182,502	1,690
United Therapeutics q●	25,171	2,854
Wright Medical Group q●	144,613	4,554
		54,232
Industrials - 13.8%
Advisory Board q●	86,156	3,304
AMETEK	49,586	2,373
Curtiss-Wright q	64,931	3,418
EnergySolutions	67,762	1,390
ESCO Technologies q●	90,709	3,733
Evergreen Solar q●	195,966	1,830
Forward Air	80,225	2,935
HEICO q	53,397	1,859
Old Dominion Freight Line q●	112,941	4,145
RBC Bearings q●	87,845	2,923
Tennant	77,015	2,026
Watson Wyatt Worldwide, Class A	40,778	2,363
		32,299
Information Technology - 25.8%
ADTRAN q	152,523	3,411
ATMI q●	108,643	2,448
Belden q	94,994	3,507
Ciena q●	120,505	2,491
Commvault Systems q●	248,265	3,781
comScore ●	134,172	2,560
DealerTrack Holdings q●	212,767	3,315
Forrester Research q●	71,820	2,420
Intersil, Class A q	136,912	3,304
Lawson Software q●	473,224	3,838
MICROS Systems q●	135,394	4,289
Omniture ●	127,737	2,216
Plantronics q	168,839	4,111
Polycom q●	317,455	7,492
Quest Software q●	369,933	5,590
Varian Semiconductor Equipment Associates ●	47,747	1,395
Verigy q●	197,620	4,393
VideoPropulsion ●§	780,460	—
		60,561
Materials - 2.4%
GrafTech International q●	97,710	2,291
Terra Industries q	59,721	3,225
		5,516
Total Common Stocks
(Cost $230,207)		230,405

Warrants - 0.0%
Hollis-Eden Pharmaceuticals, Warrants ●§	70,545	—
Kuhlman Company, Warrants ●§	281,680	—
Lantronix, Warrants ●§	11,236	—
Total Warrants
(Cost $434)		—

Short-Term Investment - 1.6%
First American Prime Obligations Fund, Class Z ±
(Cost $3,875)	3,875,079	3,875
Investment Purchased with Proceeds from Securities Lending - 48.4%
Mount Vernon Securities Lending Prime Portfolio †
(Cost $113,396)	113,396,289	113,396
Total Investments ◆ - 148.3%
(Cost $347,912)		347,676
Other Assets and Liabilities, Net - (48.3)%		(113,231)
Total Net Assets - 100.0%		$234,445

+	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s
	board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists,
	are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation
	system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures
	established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at
	their amortized cost, which approximates market value. As of July 31, 2008 the fund held fair valued securities disclosed in footnote §.

q	This security or a portion of this security is out on loan at July 31, 2008. Total loaned securities had a market value of $108,389 at July 31, 2008.
●	Non-income producing security.
§	Security is fair-valued and illiquid. As of July 31, 2008, the fair value of these investments was $0 or 0.0% of total net assets. Information concerning the illiquid securities is as follows:
			Dates
	Security	Shares	Acquired	Cost Basis
	Hollis-Eden Pharmaceuticals, Warrants	70,545	2/06	161
	Kuhlman Company, Warrants	281,680	1/06	273
	Lantronix, Warrants	11,236	5/08	—
	VideoPropulsion	780,460	12/99	—

±	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor to this fund.
†
In order to generate additional income, the fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund.

◆
On July 31, 2008, the cost of investments for federal income tax purposes was approximately $347,912.  The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

	Gross unrealized appreciation	$19,798
	Gross unrealized depreciation	(20,034)
	Net unrealized depreciation	$(236)

	REIT - Real Estate Investment Trust

Schedule of INVESTMENTS July 31, 2008 (unaudited), all dollars are rounded to thousands (000)

Small Cap Select Fund

DESCRIPTION	SHARES	VALUE+

Common Stocks - 96.0%
Consumer Discretionary - 15.5%
1-800-Flowers.com, Class A q●	$1,285,396	$7,083
Aeropostale q●	135,039	4,355
Amerigon q●	226,387	1,499
ATC Technology q●	359,833	9,039
Christopher & Banks q	759,009	6,603
Coinstar q●	353,863	12,205
Cooper Tire & Rubber q	732,212	6,744
FGX International Holdings Limited ●	214,596	2,489
Fossil q●	219,380	5,875
Interface, Class A q	626,955	7,429
McCormick & Schmick's Seafood Restaurants q●	303,998	2,465
P.F. Chang's China Bistro q●	341,181	8,871
Scientific Games, Class A q●	116,006	3,520
Skechers U.S.A., Class A q●	436,479	8,249
Texas Roadhouse, Class A q●	851,748	7,904
Tween Brands q●	47,708	657
VistaPrint q●	48,732	1,256
WMS Industries q●	300,333	8,463
		104,706
Consumer Staples - 3.7%
Chattem q●	83,556	5,387
Hain Celestial Group q●	474,397	12,401
Ralcorp Holdings q●	128,406	6,929
		24,717
Energy - 6.7%
Cal Dive International q●	304,069	3,256
Comstock Resources q●	45,956	2,804
Edge Petroleum q●	930,282	4,782
Global Industries q●	428,785	5,120
Oceaneering International ●	66,765	4,049
Patterson-UTI Energy q	330,758	9,400
Penn Virginia q	56,066	3,406
Petroleum Development q●	25,428	1,406
TETRA Technologies q●	564,499	10,686
		44,909
Financials - 16.0%
Affiliated Managers Group q●	117,063	10,114
Astoria Financial q	513,769	11,493
Bank of the Ozarks q	347,485	7,123
BioMed Realty Trust - REIT q	331,237	8,546
Columbia Banking System q	44,749	676
Cullen/Frost Bankers q	92,996	4,905
Delphi Financial Group, Class A q	294,180	7,340
Digital Realty Trust - REIT q	189,628	8,137
Dime Community Bancshares q	543,707	9,096
East West Bancorp q	618,579	7,367
Independent Bank q	202,788	5,305
Kite Realty Group Trust - REIT	241,324	2,997
Knight Capital Group, Class A q●	619,145	10,148
LaSalle Hotel Properties - REIT q	170,308	3,868
Platinum Underwriters Holdings q	206,673	7,461
Umpqua Holdings q	238,086	3,233
		107,809
Healthcare - 14.3%
Arena Pharmaceuticals q●	408,905	2,772
Array BioPharma q●	496,992	3,881
BioMarin Pharmaceutical q●	159,601	5,195
Dexcom q●	827,796	5,563
eResearchTechnology q●	300,312	4,373
Exelixis q●	539,011	3,773
Hologic q●	104,405	1,928
ICU Medical q●	306,217	8,706
Immucor q●	255,648	7,703
K-V Pharmaceutical, Class A q●	718,258	14,717
Magellan Health Services q●	75,166	3,138
Myriad Genetics q●	38,584	2,566
OSI Pharmaceuticals q●	76,445	4,023
Pediatrix Medical Group q●	136,776	6,654
Senomyx q●	561,947	2,849
SonoSite q●	390,140	12,781
Thoratec ●	106,478	1,998
TranS1 q●	376,413	3,486
		96,106
Industrials - 15.8%
Advisory Board q●	314,130	12,047
AMETEK	153,635	7,353
BE Aerospace ●	327,830	8,419
CBIZ q●	414,356	3,394
Columbus McKinnon q●	75,343	1,937
Con-way q	198,943	10,058
ESCO Technologies q●	332,569	13,685
Forward Air q	106,113	3,883
Interline Brands q●	324,286	5,120
Knight Transportation q	160,612	3,039
MasTec q●	631,836	9,067
Nordson q	82,075	5,799
Old Dominion Freight Line q●	192,661	7,071
RBC Bearings q●	208,204	6,927
Regal-Beloit q	69,122	2,886
Waste Connections q●	149,526	5,441
		106,126
Information Technology - 18.6%
ADC Telecommunications q●	672,414	6,361
Advanced Analogic Technologies q●	1,926,156	7,955
Bankrate q●	133,557	4,200
Cognex q	106,079	2,000
DealerTrack Holdings q●	317,743	4,951
Digital River q●	140,416	5,601
Emulex q●	600,924	6,772
F5 Networks q●	230,438	6,717
Foundry Networks q●	288,961	5,040
Greenfield Online q●	225,577	3,122
Omniture q●	375,382	6,513
Photronics q●	750,611	3,190
Plexus q●	82,592	2,354
Polycom q●	433,846	10,239
Power Integrations q●	232,700	6,357
Progress Software q●	372,380	10,959
Silicon Laboratories q●	263,216	8,610
Synaptics q●	125,867	6,069
Tessera Technologies q●	547,972	9,546
TTM Technologies q●	451,573	5,080
Vasco Data Security International ●	145,113	1,985
Veeco Instruments q●	84,011	1,368
		124,989
Materials - 3.9%
Albemarle	231,411	9,009
AptarGroup q	134,966	5,223
Flotek Industries q●	880	16
Schnitzer Steel Industries, Class A	29,483	2,660
Terra Industries q	172,863	9,335
		26,243
Telecommunication Services - 0.8%
Cogent Communications Group q●	255,918	3,086
General Communication, Class A q●	260,423	2,336
		5,422
Utilities - 0.7%
NSTAR q	142,731	4,548
Total Common Stocks
(Cost $673,572)		645,575

Warrants - 0.0%
Lantronix, Warrants ●§
(Cost $0)	5,143	—

Short-Term Investment - 3.4%
First American Prime Obligations Fund, Class Z ±
(Cost $23,091)	23,091,440	23,091
Investment Purchased with Proceeds from Securities Lending - 48.2%
Mount Vernon Securities Lending Prime Portfolio †
(Cost $323,866)	323,865,543	323,866
Total Investments ◆ - 147.6%
(Cost $1,020,529)		992,532
Other Assets and Liabilities, Net - (47.6)%		(320,201)
Total Net Assets - 100.0%		$672,331

+	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s
	board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists,
	are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation
	system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures
	established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at
	their amortized cost, which approximates market value. As of July 31, 2008 the fund held fair valued securities disclosed in footnote §.

q	This security or a portion of this security is out on loan at July 31, 2008. Total loaned securities had a market value of $308,284 at July 31, 2008.
●	Non-income producing security.
§	Security is fair-valued and illiquid. As of July 31, 2008, the fair value of this investment was $0 or 0.0% of total net assets. Information concerning the illiquid security is as follows:
			Dates
	Security	Shares	Acquired	Cost Basis
	Lantronix, Warrants	5,143	6/08	—
±	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor to this fund.
†
In order to generate additional income, the fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund.

◆
On July 31, 2008, the cost of investments for federal income tax purposes was approximately $1,020,529.  The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

	Gross unrealized appreciation	$57,729
	Gross unrealized depreciation	(85,726)
	Net unrealized depreciation	$(27,997)

	REIT - Real Estate Investment Trust

Schedule of INVESTMENTS July 31, 2008 (unaudited), all dollars are rounded to thousands (000)

First American Small Cap Value

DESCRIPTION	SHARES	VALUE+

Common Stocks - 98.7%
Consumer Discretionary - 12.9%
Aaron Rents q	148,490	$4,079
Ameristar Casinos q	95,476	1,257
Belo, Class A q	229,311	1,557
CBRL Group q	52,692	1,274
Charlotte Russe Holding q●	206,431	2,675
Domino's Pizza q●	223,200	2,893
Ethan Allen Interiors q	129,482	3,250
Group 1 Automotive q	116,855	2,296
Interface, Class A q	202,959	2,405
Jack in the Box q●	114,189	2,464
Lear ●	84,572	1,219
Skechers U.S.A., Class A q●	153,905	2,909
Wolverine World Wide q	151,017	4,037
		32,315
Consumer Staples - 3.4%
Nu Skin Enterprises, Class A q	201,947	3,263
Ralcorp Holdings q●	46,737	2,522
Spartan Stores q	118,436	2,818
		8,603
Energy - 5.6%
Complete Production Services q●	23,518	749
Dril-Quip ●	17,445	944
Global Industries q●	161,201	1,925
Oil States International q●	61,885	3,396
Penn Virginia q	36,966	2,246
PetroQuest Energy q●	109,803	2,292
Swift Energy q●	50,005	2,541
		14,093
Financials - 31.2%
Alexandria Real Estate Equities - REIT q	24,168	2,496
American Equity Investment Life Holding q	289,124	2,527
Aspen Insurance Holdings q	123,287	3,130
Astoria Financial q	133,942	2,996
Bank of the Ozarks q	148,417	3,043
Cathay General Bancorp q	146,153	2,330
Delphi Financial Group, Class A q	176,147	4,395
First Midwest Bancorp q	141,004	2,895
FPIC Insurance Group q●	63,395	3,167
Highwoods Properties - REIT q	82,243	3,002
IBERIABANK q	81,610	4,201
Independent Bank q	130,366	3,410
Knight Capital Group, Class A q●	176,822	2,898
LaSalle Hotel Properties - REIT q	88,771	2,016
MFA Mortgage Investments - REIT	544,650	3,513
Mid-America Apartment Communities - REIT q	45,295	2,603
National Retail Properties - REIT q	180,375	3,813
optionsXpress Holdings q	66,217	1,643
Pinnacle Financial Partners q●	116,610	2,940
PS Business Parks - REIT q	43,677	2,297
Selective Insurance Group q	152,175	3,287
Sterling Bancshares q	401,778	3,905
Stifel Financial q●	71,791	3,023
TCF Financial q	96,672	1,233
Texas Capital Bancshares q●	199,786	3,226
Waddell & Reed Financial, Class A	36,353	1,214
WSFS Financial	59,587	3,244
		78,447
Healthcare - 7.9%
Greatbatch q●	125,170	2,561
Healthspring ●	150,509	2,927
Pediatrix Medical Group q●	39,918	1,942
Res-Care ●	162,866	2,990
Sciele Pharma q	206,750	3,856
STERIS q	63,259	2,162
Varian q●	30,479	1,506
Vital Signs	26,770	1,958
		19,902
Industrials - 11.8%
Apogee Enterprises q	68,987	1,192
Brady, Class A q	72,530	2,660
Con-way q	58,148	2,940
CRA International ●	62,462	2,351
Crane	97,248	3,452
Deluxe q	69,434	993
EMCOR Group q●	106,017	3,193
ESCO Technologies ●	15,347	632
Heartland Express q	74,850	1,275
Nordson q	47,869	3,382
Regal-Beloit	46,725	1,951
SkyWest	81,236	1,236
Triumph Group q	38,186	2,022
URS ●	57,362	2,405
		29,684
Information Technology - 14.2%
Amkor Technology q●	113,443	994
CACI International, Class A q●	69,219	3,112
Emulex q●	195,618	2,205
Epicor Software q●	222,850	1,506
Ixia q●	421,772	3,695
Macrovision Solutions q●	112,505	1,710
Pericom Semiconductor ●	87,062	1,242
Perot Systems, Class A q●	78,967	1,320
Plantronics q	114,953	2,799
Polycom q●	137,904	3,255
Progress Software q●	136,113	4,006
Silicon Motion Technology - ADR q●	121,956	902
TIBCO Software q●	91,563	752
TriQuint Semiconductor q●	396,668	2,233
TTM Technologies q●	275,765	3,102
United Online q	267,075	2,900
		35,733
Materials - 6.9%
Albemarle	63,319	2,465
AptarGroup q	76,674	2,967
Arch Chemicals	79,216	2,543
Commercial Metals q	74,756	2,232
Innophos Holdings	98,286	2,887
Schnitzer Steel Industries, Class A	6,447	582
Terra Industries	47,801	2,581
Texas Industries q	19,428	1,004
		17,261
Utilities - 4.8%
Black Hills q	69,332	2,237
El Paso Electric q●	121,445	2,509
Northwest Natural Gas q	56,786	2,570
Portland General Electric	73,150	1,718
Westar Energy q	137,023	3,026
		12,060
Total Common Stocks
(Cost $258,396)		248,098

Short-Term Investments - 0.8%
Money Market Fund - 0.8%
First American Prime Obligations Fund, Class Z ±
(Cost $2,100)	2,099,684	2,100
Investment Purchased with Proceeds from Securities Lending - 50.5%
Mount Vernon Securities Lending Prime Portfolio †
(Cost $126,887)	126,887,406	126,887
Total Investments ◆ - 150.0%
(Cost $387,383)		377,085
Other Assets and Liabilities, Net - (50.0)%		(125,730)
Total Net Assets - 100.0%		$251,355

+	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s
	board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists,
	are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation
	system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures
	established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at
	their amortized cost, which approximates market value. As of July 31, 2008 the fund held no fair valued securities.
q	This security or a portion of this security is out on loan at July 31, 2008. Total loaned securities had a market value of $120,463 at July 31, 2008.
●	Non-income producing security.
±	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor to this fund.
†
In order to generate additional income, the fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund.

◆
On July 31, 2008, the cost of investments for federal income tax purposes was approximately $387,383.  The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

	Gross unrealized appreciation	$23,725
	Gross unrealized depreciation	(34,023)
	Net unrealized depreciation	$(10,298)

ADR -	American Depository Receipt
REIT -	Real Estate Investment Trust

Schedule of INVESTMENTS July 31, 2008 (unaudited), all dollars are rounded to thousands (000)

Small-Mid Cap Core Fund

DESCRIPTION	SHARES	VALUE+

Common Stocks - 99.8%
Consumer Discretionary - 14.0%
Aeropostale q●	51,412	$1,658
ATC Technology q●	37,058	931
Burger King Holdings	48,278	1,295
Charlotte Russe Holding q●	54,493	706
Ethan Allen Interiors q	26,422	663
Gymboree q●	26,132	977
Lear ●	34,984	504
Skechers U.S.A., Class A q●	64,660	1,222
Stanley Works	31,558	1,404
WMS Industries q●	50,913	1,435
Wolverine World Wide q	32,343	865
		11,660
Consumer Staples - 1.1%
Spartan Stores q	37,856	901

Energy - 6.2%
Dril-Quip q●	26,184	1,418
Oceaneering International q●	12,483	757
Penn Virginia q	14,226	864
Superior Energy Services q●	15,550	738
Swift Energy q●	27,401	1,392
		5,169
Financials - 18.3%
Arch Capital Group ●	14,050	980
BioMed Realty Trust - REIT q	73,583	1,898
Cathay General Bancorp	37,641	600
East West Bancorp q	87,226	1,039
FPIC Insurance Group q●	19,032	950
Knight Capital Group, Class A q●	116,768	1,914
MFA Mortgage Investments - REIT	92,900	599
Mid-America Apartment Communities - REIT q	12,575	723
National Retail Properties - REIT q	51,671	1,092
Platinum Underwriters Holdings q	50,919	1,838
Sterling Bancshares q	152,956	1,487
Waddell & Reed Financial, Class A q	39,189	1,309
Zions Bancorporation	28,687	840
		15,269
Healthcare - 14.2%
ArthroCare ●	19,909	421
BioMarin Pharmaceutical q●	83,738	2,726
IDEXX Laboratories ●	13,409	717
Intuitive Surgical q●	4,605	1,434
OSI Pharmaceuticals ●	19,229	1,012
Pediatrix Medical Group q●	40,149	1,953
Sciele Pharma q	62,893	1,173
SonoSite q●	46,411	1,520
Varian q●	18,099	894
		11,850
Industrials - 13.0%
Administaff q	23,299	669
Columbus McKinnon ●	24,467	629
Crane	38,405	1,363
EMCOR Group q●	53,146	1,601
Forward Air q	41,992	1,537
Nordson	9,988	706
Regal-Beloit q	37,498	1,565
Watson Wyatt Worldwide, Class A	14,598	846
Werner Enterprises q	82,896	1,974
		10,890
Information Technology - 20.6%
ANSYS ●	25,943	1,190
Avnet ●	29,000	791
Cogo Group q●	45,101	208
DealerTrack Holdings q●	56,576	882
Digital River q●	26,991	1,077
Dolby Laboratories, Class A ●	21,187	862
Emulex q●	145,107	1,635
F5 Networks ●	50,325	1,467
Fairchild Semiconductor International ●	158,135	1,921
Intersil, Class A q	46,351	1,118
MICROS Systems q●	23,841	755
Plexus q●	29,201	832
Polycom q●	75,418	1,780
Progress Software q●	30,769	906
Quest Software ●	65,640	992
Synaptics q●	16,067	775
		17,191
Materials - 8.6%
Eastman Chemical	10,398	623
Owens-Illinois ●	32,648	1,379
Pactiv ●	69,666	1,680
Schnitzer Steel Industries, Class A	15,693	1,416
Sonoco Products	31,792	1,037
Terra Industries q	18,629	1,006
		7,141
Telecommunication Services - 1.3%
tw telecom ●	66,931	1,070

Utilities - 2.5%
NSTAR q	31,306	997
Westar Energy q	50,750	1,121
		2,118
Total Common Stocks
(Cost $85,421)		83,259

Warrants - 0.0%
Lantronix, Warrants ●§
(Cost $0)	746	—

Short-Term Investment - 0.4%
First American Prime Obligations Fund, Class Z ±
(Cost $319)	319,333	319
Investment Purchased with Proceeds from Securities Lending - 49.2%
Mount Vernon Securities Lending Prime Portfolio †
(Cost $41,089)	41,089,104	41,089
Total Investments ◆ - 149.4%
(Cost $126,829)		124,667
Other Assets and Liabilities, Net - (49.4)%		(41,210)
Total Net Assets - 100.0%		$83,457

+	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s
	board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists,
	are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation
	system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures
	established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at
	their amortized cost, which approximates market value. As of July 31, 2008, the fund held fair valued securities disclosed in footnote §.

q	This security or a portion of this security is out on loan at July 31, 2008. Total loaned securities had a market value of $39,519 at July 31, 2008.
●	Non-income producing security.
§	Security is fair-valued and illiquid. As of July 31, 2008, the fair value of this investment was $0 or 0.0% of total net assets. Information concerning the illiquid security is as follows:
			Dates
	Security	Shares	Acquired	Cost Basis
	Lantronix, Warrants	746	5/08	$—

±	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor to this fund.
†
In order to generate additional income, the fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund.

◆
On July 31, 2008, the cost of investments for federal income tax purposes was approximately $126,829.  The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

	Gross unrealized appreciation	$4,510
	Gross unrealized depreciation	(6,672)
	Net unrealized depreciation	$(2,162)

	REIT - Real Estate Investment Trust

Schedule of INVESTMENTS July 31, 2008 (unaudited), all dollars are rounded to thousands (000)

Mid Cap Growth Opportunities Fund

DESCRIPTION	SHARES	VALUE+

Common Stocks - 98.0%
Consumer Discretionary - 13.1%
Abercrombie & Fitch, Class A q	384,675	$21,242
Advance Auto Parts q	183,699	7,548
Aeropostale q●	471,972	15,221
Bally Technologies q●	299,736	9,529
Burger King Holdings	756,920	20,308
Chipotle Mexican Grill, Class A q●	96,209	6,590
Chipotle Mexican Grill, Class B q●	75,351	4,824
DeVry q	428,595	24,348
Family Dollar Stores q	621,380	14,478
Omnicom Group q	477,297	20,376
Polo Ralph Lauren q	420,441	24,878
TJX	567,020	19,114
WMS Industries q●	369,910	10,424
		198,880
Consumer Staples - 1.8%
Alberto-Culver q	641,385	17,208
Molson Coors Brewing, Class B q	189,489	10,227
		27,435
Energy - 10.8%
Cameron International q●	556,874	26,596
Nabors Industries q●	633,438	23,095
National-Oilwell Varco q●	164,357	12,923
Petrohawk Energy q●	174,784	5,824
Pride International q●	318,484	12,345
Quicksilver Resources q●	328,874	8,603
Smith International q	165,485	12,309
Southwestern Energy ●	640,370	23,252
Weatherford International q●	600,136	22,643
Williams q	496,063	15,899
		163,489
Financials - 7.0%
AllianceBernstein Holding	257,558	13,380
Charles Schwab q	725,660	16,610
IntercontinentalExchange ●	111,450	11,123
Invesco	648,041	15,093
Janus Capital Group q	600,207	18,210
TD Ameritrade q●	1,557,045	31,001
		105,417
Healthcare - 16.3%
Applied Biosystems q	683,541	25,243
BioMarin Pharmaceutical q●	580,875	18,908
DENTSPLY International q	522,588	21,034
Express Scripts q●	418,507	29,522
Henry Schein q●	272,101	14,574
Hologic q●	367,360	6,785
IDEXX Laboratories q●	314,506	16,826
Intuitive Surgical q●	85,031	26,469
Invitrogen ●	199,181	8,834
Pediatrix Medical Group q●	247,281	12,030
St. Jude Medical q●	774,130	36,059
Thermo Fisher Scientific q●	517,072	31,293
		247,577
Industrials - 14.3%
C.H. Robinson Worldwide q	243,403	11,732
Dun & Bradstreet	213,919	20,673
First Solar q●	31,823	9,073
Flowserve q	199,734	26,633
Kansas City Southern q●	406,819	22,375
Knight Transportation q	908,473	17,188
McDermott International ●	502,385	23,949
Republic Services	829,243	26,951
Rockwell Collins	270,523	13,442
Roper Industries q	354,804	21,707
SPX	174,312	22,099
		215,822
Information Technology - 22.0%
Activision Blizzard ●	589,154	21,198
Amphenol, Class A q	605,631	28,870
ANSYS q●	409,844	18,804
Avnet q●	374,837	10,218
BMC Software q●	676,331	22,245
Broadcom, Class A q●	703,103	17,078
CA q	894,846	21,351
Dolby Laboratories, Class A q●	388,418	15,805
F5 Networks q●	752,572	21,938
Fairchild Semiconductor International q●	1,236,830	15,028
Intersil, Class A q	1,605,777	38,747
Juniper Networks q●	1,139,240	29,654
Lam Research q●	361,215	11,880
MasterCard, Class A q	123,499	30,152
MEMC Electronic Materials q●	485,065	22,415
Mercadolibre q●	220,932	7,920
		333,303
Materials - 7.4%
Air Products and Chemicals q	251,234	23,920
Cleveland-Cliffs q	150,153	16,278
Ecolab q	311,714	13,934
Massey Energy q	155,914	11,576
Owens-Illinois ●	602,793	25,462
Pactiv q●	357,187	8,612
Sonoco Products	368,290	12,014
		111,796
Telecommunication Services - 5.3%
American Tower, Class A q●	888,200	37,215
NII Holdings q●	502,212	27,451
SBA Communications, Class A q●	398,461	15,098
		79,764
Total Common Stocks
(Cost $1,327,726)		1,483,483

Short Term Investments - 1.2%
First American Prime Obligations Fund, Class Z ±
(Cost $17,620)	17,620,240	17,620
Investment Purchased with Proceeds from Securities Lending - 48.5%
Mount Vernon Securities Lending Prime Portfolio †
(Cost $734,210)	734,210,125	734,210
Total Investments ◆ - 147.7%
(Cost $2,079,556)		2,235,313
Other Assets and Liabilities, Net - (47.7)%		(721,826)
Total Net Assets - 100.0%		$1,513,487

+	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s
	board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists,
	are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation
	system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures
	established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at
	their amortized cost, which approximates market value. As of July 31, 2008 the fund held no fair valued securities.
q	This security or a portion of this security is out on loan at July 31, 2008. Total loaned securities had a market value of $709,366 at July 31, 2008.
●	Non-income producing security.
±	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor to this fund.
†
In order to generate additional income, the fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund.

◆
On July 31, 2008, the cost of investments for federal income tax purposes was approximately $2,079,556.  The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

	Gross unrealized appreciation	$242,312
	Gross unrealized depreciation	(86,555)
	Net unrealized appreciation	$155,757

Schedule of INVESTMENTS July 31, 2008 (unaudited) all dollars are rounded to thousands (000)

Mid Cap Value Fund

DESCRIPTION	SHARES	VALUE+
Common Stocks - 97.2%
Consumer Discretionary - 14.7%
Abercrombie & Fitch, Class A q	164,738	$9,097
Autoliv q	194,500	7,593
Burger King Holdings	717,937	19,262
D.R. Horton q	177,997	1,979
Gap q	888,459	14,322
J.C. Penney q	309,733	9,549
Newell Rubbermaid	687,288	11,361
Omnicom Group q	434,590	18,553
Sherwin-Williams q	93,364	4,972
Stanley Works	247,268	10,998
TJX q	328,910	11,088
Toll Brothers q●	108,545	2,181
		120,955
Consumer Staples - 5.1%
ConAgra Foods q	899,174	19,494
Corn Products International	168,948	7,858
Pepsi Bottling Group	355,154	9,891
SUPERVALU	203,860	5,223
		42,466
Energy - 6.5%
BJ Services q	201,219	5,916
El Paso	647,106	11,603
Forest Oil ●	35,893	2,047
Nabors Industries q●	464,228	16,926
Noble Energy q	200,143	14,784
Plains Exploration & Production ●	37,289	2,087
		53,363
Financials - 25.6%
AON q	340,445	15,592
Arch Capital Group ●	194,649	13,573
Assurant	186,606	11,219
Assured Guaranty q	336,086	3,852
Astoria Financial q	522,644	11,692
Boston Properties - REIT q	104,430	10,045
Brookfield Properties ●	368,814	6,963
City National q	219,708	10,794
Developers Diversified Realty - REIT q	202,551	6,474
Discover Financial Services q	182,748	2,677
Everest Re Group q	127,639	10,441
Federal Realty Investment Trust - REIT q	96,361	6,997
Invesco	752,856	17,534
Lazard, Class A	265,547	10,837
M&T Bank q	177,196	12,471
Northern Trust	135,480	10,591
ProLogis - REIT q	146,873	7,179
StanCorp Financial Group q	204,763	10,113
TD Ameritrade ●	675,143	13,442
W.R. Berkley	385,244	9,099
Zions Bancorporation q	327,379	9,582
		211,167
Healthcare - 2.0%
AmerisourceBergen q	287,655	12,044
Coventry Health Care q●	133,750	4,731
		16,775
Industrials - 8.1%
AGCO q●	76,907	4,603
Eaton q	189,398	13,455
Republic Services	487,089	15,830
Southwest Airlines q	811,910	12,658
Werner Enterprises q	866,836	20,639
		67,185
Information Technology - 9.6%
Amphenol, Class A q	145,322	6,928
Avnet ●	529,029	14,421
BMC Software ●	232,404	7,644
CA	416,443	9,936
Fairchild Semiconductor International q●	1,244,574	15,122
Harris q	151,535	7,296
Intersil, Class A q	344,680	8,317
MEMC Electronic Materials ●	205,986	9,519
		79,183
Materials - 10.4%
Eastman Chemical q	312,513	18,738
Owens-Illinois ●	323,084	13,647
Pactiv ●	736,790	17,764
Rohm & Haas q	154,570	11,593
Sonoco Products q	588,944	19,211
Terra Industries	87,999	4,752
		85,705
Real Estate - 1.0%
Essex Property Trust - REIT q	66,025	8,012

Telecommunication Services - 3.3%
tw telecom q●	815,431	13,031
Windstream q	1,212,104	14,448
		27,479
Utilities - 10.9%
Allegheny Energy	168,948	8,177
Edison International q	531,469	25,691
PG&E q	376,732	14,516
PPL q	175,446	8,239
Sempra Energy q	328,621	18,455
Westar Energy q	195,791	4,323
Wisconsin Energy q	239,321	10,798
		90,199
Total Common Stocks
(Cost $818,192)		802,489

Short-Term Investments - 3.3%
Money Market Fund - 3.3%
First American Prime Obligations Fund ±
(Cost $27,010)	27,010	27,010
Investment Purchased with Proceeds from Securities Lending - 40.6%
Mount Vernon Securities Lending Prime Portfolio †
(Cost $335,468 )	335,468,361	335,468
Total Investments ◆ - 141.1%
(Cost $1,180,670)		1,164,967
Other Assets and Liabilities, Net - (41.1)%		(339,411)
Total Net Assets - 100.0%		$825,556

+	Security valuations for the fund's investments are furnished by an independent pricing service that has been approved by the fund's board of directors.
Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund's board of directors.
Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of July 31,
2008, the fund held no fair valued securities.
q	This security or a portion of this security is out on loan at July 31, 2008. Total loaned securities had a market value of $322,004 at July 31, 2008.
●	Non-income producing security.
±	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor to this fund.
†	In order to generate additional income, the fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least
100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund.
◆	On July 31, 2008, the cost of investments for federal income tax purposes was approximately $1,180,670. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

	Gross unrealized appreciation	$78,812
	Gross unrealized depreciation	(94,515)
	Net unrealized deppreciation	$(15,703)

REIT -	Real Estate Investment Trust

Schedule of INVESTMENTS July 31, 2008 (unaudited), all dollars are rounded to thousands (000)

Large Cap Growth Opportunities Fund

DESCRIPTION	SHARES	VALUE+

Common Stocks - 98.5%
Consumer Discretionary - 8.1%
McDonald's	245,179	$14,659
Nike, Class B q	112,569	6,606
Omnicom Group q	210,878	9,002
Polo Ralph Lauren q	119,460	7,069
Target q	228,395	10,330
TJX	204,108	6,881
		54,547
Consumer Staples - 9.3%
CVS Caremark q	329,827	12,039
Molson Coors Brewing, Class B q	58,928	3,180
PepsiCo	204,556	13,615
Philip Morris International	388,900	20,087
Procter & Gamble	217,171	14,220
		63,141
Energy - 9.4%
Cameron International q●	89,219	4,261
National-Oilwell Varco q●	47,381	3,725
Petroleo Brasileiro - ADR	182,108	8,348
Schlumberger	59,941	6,090
Transocean q●	89,947	12,235
Weatherford International q●	315,548	11,906
Williams	196,155	6,287
XTO Energy q	232,453	10,979
		63,831
Financials - 4.2%
Bank of New York Mellon q	142,641	5,064
Charles Schwab q	660,102	15,110
Goldman Sachs Group q	46,438	8,546
		28,720
Healthcare - 18.7%
Abbott Laboratories	371,666	20,940
Alcon	63,072	10,876
Baxter International q	259,275	17,789
Bristol-Myers Squibb	507,354	10,715
Celgene q●	131,692	9,941
Gilead Sciences q●	270,369	14,595
Intuitive Surgical q●	19,703	6,133
Medco Health Solutions q●	264,847	13,131
St. Jude Medical q●	215,358	10,031
Thermo Fisher Scientific q●	202,713	12,268
		126,419
Industrials - 10.5%
C.H. Robinson Worldwide q	116,019	5,592
CSX	101,509	6,860
Deere & Company q	103,351	7,251
Dun & Bradstreet q	100,472	9,710
Emerson Electric	226,094	11,011
Raytheon q	182,389	10,383
Republic Services	297,804	9,679
United Technologies	168,050	10,752
		71,238
Information Technology - 30.1%
Accenture, Class A q	303,711	12,683
Activision Blizzard ●	133,676	4,810
Amphenol, Class A q	246,917	11,770
Apple q●	139,916	22,240
BMC Software q●	243,392	8,005
Cisco Systems q●	880,854	19,370
Corning	529,914	10,603
Dolby Laboratories, Class A q●	119,349	4,856
Hewlett-Packard q	452,119	20,255
Intel q	514,389	11,414
Intersil, Class A q	375,251	9,055
MasterCard, Class A q	46,029	11,238
MEMC Electronic Materials ●	103,327	4,775
Microsoft	417,481	10,738
Oracle q●	941,713	20,275
QUALCOMM	228,310	12,635
Research In Motion q●	78,074	9,589
		204,311
Materials - 5.8%
Ecolab q	127,395	5,694
Freeport-McMoRan Copper & Gold q	72,899	7,053
Monsanto q	125,239	14,917
Praxair	124,887	11,706
		39,370
Telecommunication Services - 2.4%
America Movil, Series L - ADR q	93,175	4,704
American Tower, Class A q●	273,065	11,442
		16,146
Total Common Stocks
(Cost $578,901)		667,723

Short-Term Investment - 1.9%
First American Prime Obligations Fund, Class Z ±
(Cost $12,629)	12,629,153	12,629
Investment Purchased with Proceeds from Securities Lending - 48.5%
Mount Vernon Securities Lending Prime Portfolio †
(Cost $328,703)	328,702,597	328,703
Total Investments ◆ - 148.9%
(Cost $920,233)		1,009,055
Other Assets and Liabilities, Net - (48.9)%		(331,311)
Total Net Assets - 100.0%		$677,744

+
Security valuations for the fund's investments are furnished by an independent pricing service that has been approved by the fund's board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund's board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of July 31, 2008, the fund held no fair valued securities.

q	This security or a portion of this security is out on loan at July 31, 2008. Total loaned securities had a market value of $315,817 at July 31, 2008.
●	Non-income producing security.
±	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor to this fund.
†
In order to generate additional income, the fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers for securities.  The fund receives collateral equal to at least 100% of the value of the securities loaned.  The adequacy of the collateral is monitored on a daily basis.  The cash collateral received by the fund is invested in this affiliated money market fund.

◆
On July 31, 2008, the cost of investments for federal income tax purposes was approximately $920,233.  The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

	Gross unrealized appreciation	$106,693
	Gross unrealized depreciation	(17,871)
	Net unrealized appreciation	$88,822

ADR - American Depository Receipt

Schedule of INVESTMENTS July 31, 2008 (unaudited), all dollars are rounded to thousands (000)

Large Cap Select Fund

DESCRIPTION	SHARES	VALUE+

Common Stocks - 96.9%
Consumer Discretionary - 18.2%
Abercrombie & Fitch, Class A q	77,558	$4,283
Autoliv q	91,229	3,561
Best Buy q	87,971	3,494
Burger King Holdings q	161,203	4,325
Comcast, Class A q	343,016	7,073
Home Depot q	321,924	7,671
Interpublic Group of Companies ●	373,902	3,287
Macy's q	291,001	5,474
McGraw-Hill q	143,299	5,828
Omnicom Group q	76,384	3,261
Tiffany & Company q	85,898	3,246
Walt Disney q	162,343	4,927
WMS Industries q●	113,898	3,210
		59,640
Consumer Staples - 4.0%
Molson Coors Brewing, Class B q	56,785	3,065
PepsiCo	80,637	5,367
SUPERVALU q	179,524	4,599
		13,031
Energy - 10.9%
Apache q	43,262	4,853
Cameron International q●	110,761	5,290
Chevron	37,401	3,163
Halliburton q	68,037	3,049
Nabors Industries q●	116,482	4,247
Occidental Petroleum	41,711	3,288
Petrohawk Energy q●	50,225	1,673
Plains Exploration & Production ●	33,388	1,869
Weatherford International q●	112,550	4,246
Williams	127,073	4,073
		35,751
Financials - 14.4%
Affiliated Managers Group q●	62,528	5,402
Assurant	64,379	3,871
Citigroup	397,471	7,429
Goldman Sachs Group q	31,722	5,838
Invesco	283,463	6,602
JPMorgan Chase q	206,775	8,401
State Street q	65,214	4,672
TD Ameritrade q●	242,044	4,819
		47,034
Healthcare - 12.4%
Abbott Laboratories	122,727	6,914
Baxter International q	96,327	6,609
Celgene q●	69,913	5,278
Intuitive Surgical q●	8,133	2,532
Medco Health Solutions q●	85,556	4,242
Medtronic q	115,437	6,099
Merck	120,770	3,973
Thermo Fisher Scientific ●	79,829	4,831
		40,478
Industrials - 10.9%
3M	66,361	4,671
Emerson Electric	97,500	4,748
Illinois Tool Works	113,878	5,335
Raytheon q	79,742	4,540
Southwest Airlines q	195,593	3,050
SPX q	46,047	5,838
Werner Enterprises q	311,729	7,422
		35,604
Information Technology - 20.5%
Accenture, Class A	91,134	3,806
Activision Blizzard ●	89,428	3,218
Apple q●	56,037	8,907
BMC Software q●	143,858	4,731
CA q	156,103	3,725
Cisco Systems q●	241,940	5,320
Hewlett-Packard q	230,533	10,328
Intersil, Class A q	208,845	5,039
Lam Research q●	50,133	1,649
MasterCard, Class A q	10,316	2,519
MEMC Electronic Materials ●	62,416	2,884
Oracle q●	322,649	6,947
Research In Motion q●	26,165	3,213
Texas Instruments q	203,606	4,964
		67,250
Materials - 3.3%
Cleveland-Cliffs q	22,199	2,407
Pactiv q●	230,006	5,545
Potash Corporation of Saskatchewan q	13,769	2,813
		10,765
Telecommunication Services - 2.3%
American Tower, Class A ●	105,523	4,421
Windstream q	274,488	3,272
		7,693
Total Common Stocks
(Cost $319,744)		317,246

Exchange-Traded Fund - 2.4%
Financial Select Sector SPDR Fund q
(Cost $7,322)	359,678	7,780

Short-Term Investment - 0.4%
First American Prime Obligations Fund, Class Z ±
(Cost $1,284)	1,283,941	1,284
Investment Purchased with Proceeds from Securities Lending - 48.6%
Mount Vernon Securities Lending Prime Portfolio †
(Cost $159,113)	159,112,955	159,113
Total Investments y - 148.3%
(Cost $487,463)		485,423
Other Assets and Liabilities, Net - (48.3)%		(157,963)
Total Net Assets - 100.0%		$327,460

+
Security valuations for the fund's investments are furnished by an independent pricing service that has been approved by the fund's board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund's board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of July 31, 2008, the fund held no fair valued securities.

q	This security or a portion of this security is out on loan at July 31, 2008. Total loaned securities had a market value of $152,432 at July 31, 2008.
●	Non-income producing security.
±	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor to this fund.
†
In order to generate additional income, the fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers for securities.  The fund receives collateral equal to at least 100% of the value of the securities loaned.  The adequacy of the collateral is monitored on a daily basis.  The cash collateral received by the fund is invested in this affiliated money market fund.

◆
On July 31, 2008, the cost of investments for federal income tax purposes was approximately $487,463.  The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

	Gross unrealized appreciation	$20,128
	Gross unrealized depreciation	(22,168)
	Net unrealized depreciation	$(2,040)

Schedule of INVESTMENTS July 31, 2008 (unaudited), all dollars are rounded to thousands (000)

Large Cap Value Fund

DESCRIPTION	SHARES	VALUE+

Common Stocks - 98.7%
Consumer Discretionary - 7.3%
Abercrombie & Fitch, Class A q	96,060	$5,304
Autoliv q	144,846	5,655
Comcast, Class A q	330,698	6,819
Gap q	537,367	8,662
J.C. Penney q	182,245	5,619
Omnicom Group q	294,165	12,558
		44,617
Consumer Staples - 7.3%
Altria Group	143,999	2,930
Archer-Daniels-Midland q	198,692	5,689
ConAgra Foods q	528,066	11,449
Kroger q	104,185	2,946
Procter & Gamble q	279,819	18,323
Wal-Mart Stores q	53,007	3,107
		44,444
Energy - 16.1%
Chevron q	281,957	23,842
Devon Energy q	97,802	9,280
Exxon Mobil	337,624	27,155
Nabors Industries q●	271,917	9,914
Occidental Petroleum	117,634	9,273
Transocean q●	47,942	6,522
Williams	368,128	11,799
		97,785
Financials - 22.1%
ACE q	256,526	13,006
American International Group q	128,314	3,342
AON q	137,236	6,285
Bank of America q	373,575	12,291
BB&T q	269,191	7,543
Citigroup q	729,660	13,637
Goldman Sachs Group q	72,392	13,323
Invesco	327,126	7,619
JPMorgan Chase q	607,068	24,665
M&T Bank q	92,032	6,477
State Street	198,726	14,237
Wells Fargo q	399,432	12,091
		134,516
Healthcare - 9.6%
AmerisourceBergen q	216,678	9,072
Bristol-Myers Squibb	332,236	7,017
Johnson & Johnson q	265,956	18,210
Medtronic q	162,761	8,599
Pfizer	502,629	9,384
Wyeth	154,343	6,254
		58,536
Industrials - 10.0%
Eaton	82,303	5,847
General Electric	392,612	11,107
Norfolk Southern q	76,723	5,518
Republic Services	287,550	9,345
Southwest Airlines q	619,551	9,659
Tyco International q	229,395	10,222
Waste Management	256,741	9,124
		60,822
Information Technology - 8.6%
Accenture, Class A	127,016	5,304
BMC Software q●	172,864	5,686
CA q	301,024	7,182
Cisco Systems q●	296,210	6,514
Hewlett-Packard q	151,118	6,770
Intel q	252,509	5,603
MEMC Electronic Materials ●	151,293	6,991
Nortel Networks ●	6,868	53
Texas Instruments q	346,055	8,437
		52,540
Materials - 7.0%
Eastman Chemical q	194,730	11,676
Owens-Illinois ●	129,782	5,482
Pactiv q●	519,669	12,529
Sonoco Products q	400,815	13,075
		42,762
Telecommunication Services - 5.0%
AT&T	668,670	20,602
Verizon Communications q	295,936	10,073
		30,675
Utilities - 5.7%
Edison International q	243,253	11,759
FirstEnergy	92,616	6,812
PG&E q	233,924	9,013
PPL q	153,558	7,211
		34,795
Total Common Stocks
(Cost $602,997)		601,492

Short-Term Investment - 1.2%
First American Prime Obligations Fund, Class Z ±
(Cost $7,355)	7,355,288	7,355
Investment Purchased with Proceeds from Securities Lending - 50.9%
Mount Vernon Securities Lending Prime Portfolio †
(Cost $310,138)	310,137,726	310,138
Total Investments ◆ - 150.8%
(Cost $920,490)		918,985
Other Assets and Liabilities, Net - (50.8)%		(309,457)
Total Net Assets - 100.0%		$609,528

+
Security valuations for the fund's investments are furnished by an independent pricing service that has been approved by the fund's board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund's board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of July 31, 2008, the fund held no fair valued securities.

q	This security or a portion of this security is out on loan at July 31, 2008. Total loaned securities had a market value of $298,449 at July 31, 2008.
●	Non-income producing security.
±	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor to this fund.
†
In order to generate additional income, the fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers for securities.  The fund receives collateral equal to at least 100% of the value of the securities loaned.  The adequacy of the collateral is monitored on a daily basis.  The cash collateral received by the fund is invested in this affiliated money market fund.

◆
On July 31, 2008, the cost of investments for federal income tax purposes was approximately $920,490.  The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

	Gross unrealized appreciation	$53,129
	Gross unrealized depreciation	(54,634)
	Net unrealized depreciation	$(1,505)

Schedule of INVESTMENTS July 31, 2008 (unaudited), all dollars are rounded to thousands (000)

Balanced Fund

DESCRIPTION		SHARES	VALUE +

Common Stocks - 49.9%
Consumer Discretionary - 9.3%
1-800-Flowers.com, Class A ●		21,349	$118
Abercrombie & Fitch, Class A q		26,552	1,466
Aeropostale ●q		2,185	71
Amerigon ●q		3,761	25
ATC Technology ●q		5,233	132
Autoliv q		31,233	1,219
Best Buy q		30,117	1,196
Burger King Holdings q		55,189	1,481
Christopher & Banks q		10,846	94
Coinstar ●q		5,417	187
Comcast, Class A q		117,434	2,422
Cooper Tire & Rubber q		11,208	103
FGX International Holdings Limited ●q		3,204	37
Fossil ●q		3,642	98
Home Depot q		110,213	2,626
Interface, Class A		10,762	128
Interpublic Group of Companies ●		128,009	1,125
Macy's q		99,626	1,874
McCormick & Schmick's Seafood Restaurants ●		4,698	38
McGraw-Hill q		49,059	1,995
Omnicom Group q		26,151	1,116
P.F. Chang's China Bistro ●q		5,743	149
Scientific Games, Class A ●q		1,926	58
Skechers U.S.A., Class A ●q		7,069	134
Texas Roadhouse, Class A ●q		13,723	127
Tiffany & Company q		29,408	1,111
Tween Brands ●q		769	11
VistaPrint ●q		810	21
Walt Disney q		55,579	1,687
WMS Industries ●q		43,983	1,239
			22,088
Consumer Staples - 2.0%
Chattem ●q		1,386	89
Hain Celestial Group ●q		7,333	192
Molson Coors Brewing, Class B		19,445	1,049
PepsiCo		27,607	1,837
Ralcorp Holdings ●q		2,088	113
SUPERVALU q		61,461	1,575
			4,855
Energy - 5.4%
Apache		14,811	1,661
Cal Dive International ●		4,892	52
Cameron International ●q		37,920	1,811
Chevron q		12,804	1,083
Comstock Resources ●q		739	45
Edge Petroleum ●q		13,810	71
Global Industries ●q		7,837	94
Halliburton q		23,293	1,044
Nabors Industries ●q		39,878	1,454
Occidental Petroleum		14,280	1,126
Oceaneering International ●q		1,071	65
Patterson-UTI Energy q		5,119	145
Penn Virginia q		888	54
Penn West Energy Trust		-	-
Petrohawk Energy ●		17,195	573
Petroleum Development ●		413	23
Plains Exploration & Production ●		11,431	640
TETRA Technologies ●q		9,069	172
Weatherford International ●q		38,532	1,454
Williams		43,505	1,394
			12,961
Financials - 7.5%
Affiliated Managers Group ●q		23,210	2,005
Assurant		22,041	1,325
Astoria Financial q		7,644	171
Bank of the Ozarks q		5,638	116
BioMed Realty Trust q		5,378	139
Citigroup		136,079	2,543
Columbia Banking System		690	10
Cullen/Frost Bankers q		1,387	73
Delphi Financial Group, Class A q		4,815	120
Digital Realty Trust - REIT		3,149	135
Dime Community Bancshares		8,838	148
East West Bancorp		10,272	122
Goldman Sachs Group q		10,860	1,999
Independent Bank		3,003	79
Invesco		97,045	2,260
JPMorgan Chase q		70,791	2,876
Kite Realty Group Trust - REIT		3,839	48
Knight Capital Group, Class A ●q		9,250	152
LaSalle Hotel Properties - REIT		2,857	65
Platinum Underwriters Holdings q		3,216	116
State Street q		22,326	1,599
TD Ameritrade ●		82,865	1,650
Umpqua Holdings q		3,626	49
			17,800
Healthcare - 6.5%
Abbott Laboratories		42,016	2,367
Arena Pharmaceuticals ●q		6,438	44
Array BioPharma ●		8,105	63
Baxter International		32,978	2,263
BioMarin Pharmaceutical ●q		2,635	86
Celgene ●		23,935	1,807
Dexcom ●q		12,744	86
eResearchTechnology ●		4,993	73
Exelixis ●q		8,269	58
Hologic ●q		1,620	30
ICU Medical ●q		4,631	132
Immucor ●q		4,112	124
Intuitive Surgical ●q		2,785	867
K-V Pharmaceutical, Class A ●q		11,347	232
Magellan Health Services ●		1,038	43
Medco Health Solutions ●q		29,291	1,452
Medtronic q		39,521	2,088
Merck		41,347	1,360
Myriad Genetics ●q		596	40
OSI Pharmaceuticals ●q		1,204	63
Pediatrix Medical Group ●q		2,085	101
Senomyx ●q		9,145	46
SonoSite ●q		7,716	253
Thermo Fisher Scientific ●q		27,330	1,654
Thoratec ●		1,752	33
TranS1 ●q		5,834	54
			15,419
Industrials - 5.9%
3M		22,720	1,599
Advisory Board ●q		5,725	220
AMETEK		2,954	141
BE Aerospace ●		5,423	139
CBIZ ●q		6,684	55
Columbus McKinnon ●q		1,161	30
Con-way q		3,191	161
Emerson Electric		33,380	1,626
ESCO Technologies ●q		5,800	239
Forward Air q		1,669	61
Illinois Tool Works		38,987	1,827
Interline Brands ●q		5,387	85
Knight Transportation q		2,927	55
MasTec ●		10,493	151
Nordson q		1,266	89
Old Dominion Freight Line ●q		3,207	118
Raytheon		27,300	1,554
RBC Bearings ●q		3,824	127
Regal-Beloit q		1,106	46
Southwest Airlines q		66,973	1,044
SPX		15,765	1,999
Waste Connections ●		2,485	90
Werner Enterprises q		106,724	2,541
			13,997
Information Technology - 10.5%
Accenture, Class A		31,200	1,303
Activision Blizzard ●		30,623	1,102
ADC Telecommunications ●q		10,261	97
Advanced Analogic Technologies ●q		30,944	128
Apple ●q		19,185	3,049
Bankrate ●q		2,172	68
BMC Software ●		49,251	1,620
CA		53,443	1,275
Cisco Systems ●q		82,843	1,822
Cognex q		1,633	31
DealerTrack Holdings ●q		5,267	82
Digital River ●q		2,174	87
Emulex ●q		9,981	113
F5 Networks ●q		3,644	106
Foundry Networks ●q		4,642	81
Greenfield Online ●q		3,624	50
Hewlett-Packard		78,924	3,536
Intersil, Class A		71,499	1,725
Lam Research ●q		17,164	564
MasterCard, Class A q		3,532	862
MEMC Electronic Materials ●		21,369	988
Omniture ●q		6,038	105
Oracle ●		110,461	2,378
Photronics ●q		12,388	53
Plexus ●		1,371	39
Polycom ●q		7,046	166
Power Integrations ●q		3,857	105
Progress Software ●q		5,837	172
Research In Motion ●q		8,958	1,100
Silicon Laboratories ●		4,318	141
Synaptics ●q		2,258	109
Tessera Technologies ●q		8,830	154
Texas Instruments		69,706	1,699
TTM Technologies ●q		6,764	76
VASCO Data Security International ●		2,376	33
Veeco Instruments ●q		1,375	22
			25,041
Materials - 1.7%
Albemarle		3,533	138
AptarGroup		2,080	80
Cleveland-Cliffs q		7,600	824
Flotek Industries ●q		14	-
Pactiv ●q		78,744	1,899
Potash Corporation of Saskatchewan		4,714	963
Schnitzer Steel Industries, Class A		474	43
Terra Industries q		2,782	150
			4,097
Telecommunication Services - 1.1%
American Tower, Class A ●		36,126	1,514
Cogent Communications Group ●q		4,047	49
General Communication, Class A ●		4,116	37
Windstream		93,973	1,120
			2,720
Utilities - 0.0%
NSTAR q		2,117	67
Total Common Stocks
(Cost $119,669)			119,045

Investment Companies - 3.6%
Financial Select Sector SPDR Fund q		111,759	2,417
iShares MSCI EAFE Index Fund q		76,600	5,086
iShares MSCI Emerging Markets Index Fund q		23,400	998
Total Investment Companies
(Cost $7,175)			8,501

Corporate Bonds - 20.5%		PAR
Banking - 4.0%
Bank of America
5.750%, 12/01/2017 q		$390	366
5.650%, 05/01/2018		480	448
8.000%, 12/29/2049 r		820	756
Citigroup
6.875%, 03/05/2038		350	338
8.400%, 04/29/2049 r		1,395	1,194
Citigroup Capital XXI
8.300%, 12/21/2057 r		955	872
Fifth Third Bancorp
6.250%, 05/01/2013		445	384
HSBC Holdings
6.800%, 06/01/2038		530	497
JPMorgan Chase
6.000%, 01/15/2018 q		130	126
Series 1
7.900%, 04/29/2049 r		310	287
JPMorgan Chase Capital XX
Series T
6.550%, 09/29/2036		570	467
Lloyds TSB Group
6.267%, 12/31/2049 r■		340	268
National City Preferred Capital Trust I
12.000%, 12/29/2049 r		300	177
PNC Financial Services
8.250%, 05/29/2049 qr		440	422
UBS Preferred Funding Trust V
6.243%, 05/29/2049 r		545	465
Wachovia
5.750%, 02/01/2018		320	273
7.980%, 02/28/2049 r		730	561
Washington Mutual Preferred IV
9.750%, 10/29/2049 r■		400	184
Wells Fargo
5.625%, 12/11/2017		250	238
Wells Fargo Capital X
5.950%, 12/15/2036		230	195
Wells Fargo Capital XIII
Series GMTN
7.700%, 12/29/2049 r		1,140	1,080
			9,598
Basic Industry - 1.8%
Arcelormittal
6.125%, 06/01/2018 ■		470	451
Braskem Finance
7.250%, 06/05/2018 ■		405	403
Celulosa Arauco y Constitucion
5.625%, 04/20/2015		345	335
Evraz Group
8.250%, 11/10/2015 ■		190	178
FMG Finance
10.000%, 09/01/2013 ■		195	212
Freeport-McMoRan Copper & Gold
8.375%, 04/01/2017		350	367
Georgia-Pacific
7.125%, 01/15/2017 q■		190	175
Griffin Coal Mining
9.500%, 12/01/2016 ■		200	158
International Paper
8.700%, 06/15/2038		185	186
Noble Group Limited
6.625%, 03/17/2015 ■		255	221
Nova Chemicals
6.500%, 01/15/2012		200	182
Rio Tinto Financial U.S.A.
6.500%, 07/15/2018		265	266
Southern Copper
7.500%, 07/27/2035		190	182
Teck Cominco Limited
6.125%, 10/01/2035		280	237
U.S. Steel
7.000%, 02/01/2018		335	330
Vale Overseas
6.250%, 01/11/2016		175	174
Vedanta Resources
9.500%, 07/18/2018 ■		195	193
			4,250
Brokerage - 1.9%
Bear Stearns
7.250%, 02/01/2018		290	302
Goldman Sachs Capital II
5.793%, 12/29/2049 r		1,015	672
Goldman Sachs Group
6.150%, 04/01/2018 q		450	434
6.750%, 10/01/2037		780	689
Lehman Brothers Holdings
6.500%, 07/19/2017		365	329
Series MTN
5.625%, 01/24/2013		485	453
Merrill Lynch
5.450%, 02/05/2013		305	283
6.050%, 05/16/2016		340	309
Morgan Stanley
5.375%, 10/15/2015		440	395
Series MTN
6.625%, 04/01/2018		650	602
			4,468
Capital Goods - 0.1%
Siemens Financiering
6.125%, 08/17/2026 ■		225	211

Communications - 1.2%
AT&T
6.300%, 01/15/2038		195	183
British Sky Broadcasting
6.100%, 02/15/2018 ■		510	496
British Telecom
5.950%, 01/15/2018		450	433
Comcast
6.400%, 05/15/2038		235	214
Embarq
7.082%, 06/01/2016		215	201
Rogers Communications
6.800%, 08/15/2018		195	195
Time Warner Cable
7.300%, 07/01/2038		370	370
Verizon Communications
6.900%, 04/15/2038		475	471
Vimpelcom
8.250%, 05/23/2016 ■		230	220
			2,783
Consumer Cyclical - 1.0%
CVS Caremark
6.302%, 06/01/2037 r		340	292
Duty Free International
7.000%, 01/15/2004 ¥+è		588	-
Galaxy Entertainment
9.875%, 12/15/2012 q■		175	169
Home Depot
5.875%, 12/16/2036		270	213
Lippo Karawaci Finance
8.875%, 03/09/2011		175	168
Marfrig Overseas
9.625%, 11/16/2016 ■		290	279
Rite Aid
7.500%, 03/01/2017		160	130
Shimao Property Holdings
8.000%, 12/01/2016 ■		205	133
Viacom
6.875%, 04/30/2036		365	328
Wal-Mart Stores
6.200%, 04/15/2038		260	254
Whirlpool
Series MTN
5.500%, 03/01/2013		435	422
			2,388
Consumer Non Cyclical - 1.0%
AmerisourceBergen
5.625%, 09/15/2012		500	498
Cardinal Health
6.750%, 02/15/2011		325	336
Constellation Brands
7.250%, 05/15/2017		300	290
Covidien International
6.550%, 10/15/2037		435	423
Fisher Scientific International
6.750%, 08/15/2014		220	222
Kraft Foods
6.500%, 08/11/2017		255	256
Smithfield Foods
7.000%, 08/01/2011		250	230
UnitedHealth Group
6.875%, 02/15/2038		295	268
			2,523
Electric - 1.1%
Dynegy Holdings
7.750%, 06/01/2019 q		305	281
Energy Future Holdings
10.875%, 11/01/2017 q■		205	211
ISA Capital Brasil
8.800%, 01/30/2017 ■		180	189
Nevada Power
6.500%, 08/01/2018		275	279
Ohio Power
Series K
6.000%, 06/01/2016		275	270
Oncor Electric Delivery
7.000%, 05/01/2032		225	212
Pacific Gas & Electric
6.050%, 03/01/2034		230	217
Taqa Abu Dhabi National Energy
6.165%, 10/25/2017 ■		370	352
Transalta
6.650%, 05/15/2018		290	286
Virginia Electric Power
5.950%, 09/15/2017		240	242
			2,539
Energy - 1.5%
Encana
6.500%, 02/01/2038		170	164
Lukoil International Finance
6.356%, 06/07/2017 ■		120	107
6.656%, 06/07/2022 ■		460	396
Marathon Oil
5.900%, 03/15/2018		445	433
Mariner Energy
7.500%, 04/15/2013		270	256
Nexen
6.400%, 05/15/2037		310	287
Petro-Canada
6.800%, 05/15/2038		270	261
Pioneer Natural Resource
6.650%, 03/15/2017		290	269
Suncor Energy
6.100%, 06/01/2018		195	195
Tengizchevroil Finance
6.124%, 11/15/2014 ■		344	327
Tesoro
6.625%, 11/01/2015		375	330
Weatherford International
7.000%, 03/15/2038		145	145
Whiting Petroleum
7.000%, 02/01/2014		295	284
XTO Energy
6.375%, 06/15/2038		205	190
			3,644
Finance - 1.3%
Capital One Financial
6.150%, 09/01/2016		400	325
CIT Group
5.650%, 02/13/2017		110	79
Credit Agricole
6.637%, 05/29/2049 ■		275	217
General Electric Capital
5.625%, 05/01/2018		495	482
ILFC E-Capital Trust I
5.900%, 12/21/2065 r■		405	302
International Lease Finance
6.375%, 03/25/2013		205	177
Janus Capital Group
6.700%, 06/15/2017		305	283
Rockies Express Pipeline
7.500%, 07/15/2038 ■		200	199
RSHB Capital
7.750%, 05/29/2018 ■		250	242
SLM
Series MTN
5.400%, 10/25/2011		350	314
Transcapitalinvest
5.670%, 03/05/2014 ■		640	592
			3,212
Insurance - 1.5%
Allied World Assurance
7.500%, 08/01/2016 q		565	531
American International Group
8.175%, 05/15/2058 r■		680	609
Chubb
5.750%, 05/15/2018		560	539
Genworth Financial
Series MTN
6.515%, 05/22/2018		325	289
Hartford Financial Services Group
Series MTN
6.000%, 01/15/2019		415	393
Liberty Mutual Group
7.000%, 03/15/2037 r■		235	191
MetLife Capital Trust IV
7.875%, 12/15/2037 ■		330	304
ZFS Finance USA Trust V
6.500%, 05/09/2037 r■		755	647
			3,503
Natural Gas - 0.5%
Enterprise Products
8.375%, 08/01/2066		180	176
Kinder Morgan Energy Partners
Series MTN
6.950%, 01/15/2038		290	286
NGPL Pipeco
7.119%, 12/15/2017 ■		230	232
Southern Union
7.200%, 11/01/2066 r		155	126
Transocean
6.000%, 03/15/2018		175	177
Transport De Gas Del Sur
7.875%, 05/14/2017 ■		235	181
			1,178
Real Estate - 0.6%
Health Care Properties - REIT
Series MTN
6.300%, 09/15/2016		710	603
iStar Financial
8.625%, 06/01/2013		465	365
Prologis 2006 - REIT
5.750%, 04/01/2016		600	561
			1,529
Sovereigns - 1.3%
Australian Government
Series 122
5.250%, 03/15/2019 Þ	AUD	750	653
U.K. Government Treasury
5.250%, 06/07/2012 Þ	GBP	1,200	2,416
			3,069
Technology - 1.4%
Amkor Technologies
9.250%, 06/01/2016		$285	270
Celestica
7.875%, 07/01/2011 q		295	297
Chartered Semiconductor
6.375%, 08/03/2015		250	236
Computer Sciences
6.500%, 03/15/2018 ■		340	343
First Data
9.875%, 09/24/2015 ■		405	358
Jabil Circuit
5.875%, 07/15/2010		680	663
LG Electronics
5.000%, 06/17/2010 ■		340	336
National Semiconductor
6.600%, 06/15/2017		475	466
NXP BV/NXP Funding
9.500%, 10/15/2015 q		180	125
Seagate Technology
6.375%, 10/01/2011		290	281
			3,375
Transportation - 0.2%
BLT Finance BV
7.500%, 05/15/2014 ■		135	92
Erac USA Finance
6.375%, 10/15/2017 ■		265	224
Ultrapetrol
9.000%, 11/24/2014		145	134
			450
Water - 0.1%
American Water Capital
6.085%, 10/15/2017		260	250
Total Corporate Bonds
(Cost $53,044)			48,970

Asset-Backed Securities - 7.7%
Automotive - 0.4%
Hertz Vehicle Financing
Series 2005-2A, Class A6
5.080%, 11/25/2011 ■		935	879

Credit Cards - 0.5%
Citibank Credit Card Issuance Trust
Series 2006-A4, Class A4
5.450%, 05/10/2013		805	821
Discover Card Master Trust
Series 2007-A1, Class A1
5.650%, 03/16/2020		275	257
			1,078
Home Equity - 0.0%
Saxon Asset Securities Trust
Series 2004-1, Class A
3.001%, 03/25/2035 r¥		4	4

Other - 6.8%
Banc of America Commercial Mortgage
Series 2004-5, Class A3
4.561%, 11/10/2041		710	689
Series 2006-2, Class A4
5.740%, 05/10/2045 r		340	323
Bear Stearns Commercial Mortgage Securities
Series 2007-T28, Class D
5.992%, 09/11/2042 r■		270	164
Series 2007-PW18, Class AJ
6.210%, 06/11/2050 r		295	237
Citigroup Commercial Mortgage Trust
Series 2008-C7, Class AJ
6.096%, 12/10/2049 r		355	283
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2007-CD4, Class A2B
5.205%, 12/11/2049		230	223
Commercial Mortgage Pass-Through Certificates
Series 2006-CN2A, Class A2FX
5.449%, 02/05/2019 ■		585	582
Series 2004-RS1, Class A
4.018%, 03/03/2041 ■¥		414	359
Series 2005-LP5, Class A2
4.630%, 05/10/2043		558	555
Crown Castle Towers
Series 2005-1A, Class B
4.878%, 06/15/2035 ■		630	606
GE Capital Commercial Mortgage Corporation
Series 2005-C3, Class A2
4.853%, 07/10/2045		725	722
Global Signal Trust
Series 2004-2A, Class A
4.232%, 12/15/2014 ■		750	739
GMAC Commercial Mortgage Securities
Series 2005-C1, Class A2
4.471%, 05/10/2043		1,170	1,161
Greenwich Capital Commercial Funding
Series 2003-C1, Class A2
3.285%, 07/05/2035		929	905
GS Mortgage Securities II
Series 2006-GG8, Class A2
5.479%, 11/10/2039		1,500	1,482
Series 2007-GG10, Class A4
5.799%, 08/10/2045 r		310	290
Series 2006-RR2, Class A1
5.690%, 06/23/2046 r■¥		359	266
JPMorgan Chase Commercial Mortgage Securities
Series 2005-LDP5, Class B
5.334%, 12/15/2044 r		245	209
Series 2007-CB20, Class AJ
6.099%, 02/12/2051 r		320	255
LB-UBS Commercial Mortgage Trust
Series 2003-C3, Class A2
3.086%, 05/15/2027		68	68
Series 2005-C7, Class A2
5.103%, 11/15/2030		800	797
Series 2008-C1, Class AJ
6.150%, 04/15/2041		200	159
Series 2007-C7, Class AM
6.166%, 09/15/2045 r		370	337
Merrill Lynch Mortgage Trust
Series 2005-CIP1, Class C
5.128%, 07/12/2038 r		265	218
Series 2005-LC1, Class AM
5.266%, 01/12/2044 r		490	453
Series 2008-C1, Class A4
5.690%, 02/12/2051		695	639
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2007-8, Class AM
5.957%, 08/12/2049 r		645	573
Morgan Stanley Capital I
Series 2005-HQ6, Class B
5.152%, 08/13/2042 r		115	97
Series 2005-HQ6, Class C
5.172%, 08/13/2042 r		110	92
Morgan Stanley Dean Witter Capital I
Series 2002-TOP7, Class A2
5.980%, 01/15/2039		1,025	1,032
Small Business Administration
Series 2006-P10B, Class 1
5.681%, 08/10/2016		1,092	1,107
Wachovia Bank Commercial Mortgage Trust
Series 2007-C34, Class AJ
5.953%, 05/15/2046 r		430	339
Series 2007-C33, Class AJ
5.903%, 02/15/2051 r		420	331
			16,292
Total Asset-Backed Securities
(Cost $19,049)			18,253

Collateralized Mortgage Obligation - Private Mortgage-Backed Securities - 7.6%
Adjustable Rate r - 3.2%
Citigroup Mortgage Loan Trust
Series 2004-HYB4, Class HAII
5.346%, 10/25/2034		1,916	1,503
Series 2005-7, Class 2A1A
4.862%, 09/25/2035		545	489
Countrywide Home Loans
Series 2006-HYB5, Class 3A1A
5.977%, 09/20/2036		1,187	871
Harborview Mortgage Loan Trust
Series 2007-4, Class 2A1
2.678%, 07/19/2047		1,040	629
JPMorgan Mortgage Trust
Series 2004-A1, Class 3A1
4.992%, 02/25/2034		1,067	960
Series 2006-A7, Class 3A4
5.941%, 01/25/2037		427	340
Residential Funding Mortgage Securities I
Series 2006-SA2, Class 4A1
5.863%, 08/25/2036		912	766
Structured Mortgage Loan Trust
Series 2004-11, Class A
7.195%, 08/25/2034		30	30
Wachovia Mortgage Loan Trust
Series 2005-B, Class 1A1
4.900%, 10/20/2035		395	375
Washington Mutual Pass-Through Certificates
Series 2004-AR7, Class A6
3.940%, 07/25/2034		775	761
Wells Fargo Mortgage Backed Securities Trust
Series 2003-D, Class A1
6.404%, 02/25/2033		124	124
Series 2006-AR1, Class 2A2
5.551%, 03/25/2036		862	810
			7,658
Fixed Rate - 4.4%
Banc of America Mortgage Securities
Series 2003-6, Class 1A30
4.750%, 08/25/2033		585	578
Countrywide Alternative Loan Trust
Series 2004-12CB, Class 1A1
5.000%, 07/25/2019		351	331
Series 2004-2CB, Class 1A1
4.250%, 03/25/2034		224	217
Series 2004-24CB, Class 1A1
6.000%, 11/25/2034		274	255
Series 2006-19CB, Class A15
6.000%, 08/25/2036		351	317
Countrywide Home Loans
Series 2007-17, Class 1A1
6.000%, 10/25/2037		1,199	1,121
Credit Suisse First Boston Mortgage Securities
Series 2005-3, Class 5A1
5.500%, 07/25/2020		485	473
Deutsche Alt-A Securities
Series 2006-AR5, Class 22A
5.500%, 10/25/2021		661	606
GMAC Mortgage Corporation Loan Trust
Series 2004-J5, Class A7
6.500%, 01/25/2035		466	455
GSMPS Mortgage Loan Trust
Series 2003-1, Class B1
6.948%, 03/25/2043		788	630
GSR Mortgage Loan Trust
Series 2004-10F, Class 3A1
5.500%, 08/25/2019		350	344
Master Alternative Loans Trust
Series 2005-2, Class 1A3
6.500%, 03/25/2035		229	206
Morgan Stanley Mortgage Loan Trust
Series 2004-9, Class 1A
6.206%, 11/25/2034		301	273
Residential Accredit Loans
Series 2006-QS4, Class A9
6.000%, 04/25/2036		1,102	949
Residential Asset Mortgage Products
Series 2004-SL4, Class A3
6.500%, 07/25/2032		205	194
Washington Mutual Mortgage Pass-Through Trust
Series 2007-2, Class 3A1
5.500%, 04/25/2022		599	553
Washington Mutual MSC Mortgage Pass-Through Trust
Series 2004-RA3, Class 2A
6.352%, 08/25/2038		345	342
Washington Mutual Pass-Through Certificates
Series 2004-CB1, Class 1A
5.250%, 06/25/2019		579	559
Wells Fargo Mortgage Backed Securities Trust
Series 2004-7, Class 2A2
5.000%, 07/25/2019		1,261	1,207
Series 2007-13, Class A8
6.000%, 09/25/2037		969	915
Westam Mortgage Financial
Series 11, Class A
6.360%, 08/26/2020 ¥		1	1
			10,526
Total Collateralized Mortgage Obligation - Private Mortgage-Backed Securities
(Cost $20,251)			18,184

U.S. Government Agency Mortgage-Backed Securities - 6.7%
Adjustable Rate r - 0.9%
Federal Home Loan Mortgage Corporation Pool
7.400%, 01/01/2028, #786281		111	113
5.771%, 07/01/2036, #1K1238 q		860	869
Federal National Mortgage Association Pool
6.164%, 04/01/2018, #070009		28	28
5.998%, 09/01/2033, #725553		486	494
5.262%, 11/01/2034, #735054 q		671	675
			2,179
Fixed Rate - 5.8%
Federal Home Loan Mortgage Corporation Pool
5.500%, 03/01/2013, #E00546		64	64
4.500%, 05/01/2018, #P10032		323	318
6.500%, 11/01/2028, #C00676		371	385
7.000%, 12/01/2029, #G01091		69	73
6.500%, 07/01/2031, #A17212		233	241
6.000%, 05/01/2032, #C01361		87	88
7.000%, 08/01/2037, #H09059 q		804	833
Federal National Mortgage Association Pool
6.000%, 09/01/2017, #653368		154	158
4.500%, 06/01/2019, #045181		266	259
6.000%, 10/01/2022, #254513 q		338	344
5.500%, 12/01/2024, #357662		637	632
6.000%, 08/01/2027, #256852 q		759	769
7.000%, 04/01/2029, #323681		77	81
6.500%, 12/01/2031, #254169 q		244	251
6.000%, 04/01/2032, #745101		679	686
6.500%, 05/01/2032, #640032		599	619
7.000%, 07/01/2032, #545815		135	143
6.000%, 09/01/2032, #254447 q		282	285
5.500%, 04/01/2033, #694605 q		828	815
5.500%, 06/01/2033, #843435		368	363
5.500%, 07/01/2033, #728667		408	402
5.000%, 09/01/2033, #713735		192	183
6.000%, 11/01/2033, #772130		154	155
6.000%, 11/01/2033, #772256		175	177
5.500%, 12/01/2033, #756202		606	597
5.500%, 04/01/2034, #725424 q		353	347
5.000%, 06/01/2034, #782909		337	322
6.500%, 06/01/2034, #735273 q		589	609
6.500%, 04/01/2036, #852909		529	544
6.500%, 07/01/2036, #831683 q		526	541
6.000%, 08/01/2036, #885536 q		1,290	1,298
6.500%, 08/01/2036, #893318 q		459	472
6.000%, 09/01/2037, #256890 q		542	541
Government National Mortgage Association Pool
6.500%, 10/20/2010, #002108		3	3
7.500%, 06/15/2027, #447728		4	5
7.500%, 09/15/2027, #455516		6	7
7.000%, 04/15/2029, #506639		144	154
			13,764
Total U.S. Government Agency Mortgage-Backed Securities
(Cost $15,980)			15,943

Collateralized Mortgage Obligation - U.S. Government Agency Mortgage-Backed Securities - 1.5%
Fixed Rate - 1.5%
Federal Home Loan Mortgage Corporation
Series 2763, Class TA
4.000%, 03/15/2011 q		450	461
Series 85, Class C
8.600%, 01/15/2021		64	68
Series 1136, Class H
6.000%, 09/15/2021		45	46
Federal National Mortgage Association
Series 1989-2, Class D
8.800%, 01/25/2019		4	4
Series 1989-37, Class G
8.000%, 07/25/2019		66	71
Series 1990-30, Class E
6.500%, 03/25/2020		26	27
Series 1990-63, Class H
9.500%, 06/25/2020		13	14
Series 1990-89, Class K
6.500%, 07/25/2020		3	3
Series 1990-105, Class J
6.500%, 09/25/2020		42	44
Series 2005-44, Class PC
5.000%, 11/25/2027 q		1,139	1,150
Series 2003-81, Class MB
5.000%, 05/25/2029		960	969
Series 2005-62, Class JE
5.000%, 06/25/2035 q		643	644
Government National Mortgage Association
Series 3, Class F
6.500%, 06/17/2020		5	5
Total Collateralized Mortgage Obligation - U.S. Government Agency Mortgage-Backed Securities
(Cost $3,438)			3,506
		SHARES
Preferred Stocks - 0.4%
Brokerage - 0.2%
Merrill Lynch q		27,400	563

Sovereign - 0.2%
Fannie Mae q		28,000	470
Total Preferred Stocks
(Cost $1,387)			1,033
		CONTRACTS
Options Purchased - 0.0%
Call Options Purchased - 0.0%
Eurodollar 90 Day Futures September 2008
Futures Call Expires 09/15/2008
Exercise Price: $97.50		87	3
Eurodollar 90 Day Futures September 2008
Futures Call Expires 09/15/2008
Exercise Price: $97.88		87	1
Total Purchased Options
(Cost $33)			4
		SHARES
Short-Term Investments - 2.1%
Money Market Fund - 1.3%
First American Prime Obligations Fund, Class Z ±		3,173,303	3,173
U.S. Treasury Obligations - 0.8%		PAR
U.S. Treasury Bills ☐
1.597%, 10/09/2008		$620	618
1.668%, 11/20/2008		395	393
1.778%, 12/18/2008		600	596
1.705%, 01/22/2009		295	293
			1,900
Total Short-Term Investments
(Cost $5,072)			5,073
Investment Purchased with Proceeds from Securities Lending - 32.9%		SHARES
Mount Vernon Securities Lending Prime Portfolio †
(Cost $78,379 )		78,378,811	78,379
Total Investments ◆ - 132.9%
(Cost $323,477)			316,891
Other Assets and Liabilities, Net - (32.9)%			(78,426)
Total Net Assets- 100.0%			$238,465

+
Security valuations for the fund's investments are furnished by an independent pricing service that has been approved by the fund's board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund's board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of July 31, 2008, the fund held fair valued securities disclosed in footnote +.

●	Non-income producing security.
q	This security or a portion of this security is out on loan at July 31, 2008. Total loaned securities had a market value of $75,477 at July 31, 2008.
r	Variable Rate Security - The rate shown is the rate in effect as of July 31, 2008.
■
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." These securities have been determined to be liquid under the guidelines established by the fund's board of directors. As of July 31, 2008, the value of these investments was $14,197 or 6.0% of total net assets.

¥	Security considered illiquid. As of July 31, 2008, the value of these investments were $630 or 0.3% of total net assets:
			Dates
	Security	Par	Acquired	Cost Basis
	Commercial Mortgage Pass-Through Certificates,
	Series 2004-RS1, Class A	$414	2/07	$ 403
	Duty Free International	588	1/99-11/02	588
	GS Mortgage Securities II, Series 2006-RR2, Class A1	359	7/06	353
	Saxon Asset Securities Trust, Series 2004-1, Class A	4	1/04	4
	Westam Mortgage Financial, Series 11, Class A	1	10/02	1
+	Security is fair valued. As of July 31, 2008, the fair value of this investment was $0 or 0.0% of total net assets.
è	Security is in default at July 31, 2008.
Þ	Foreign denominated security values are stated in U.S. dollars. Principal amounts are U.S. dollars unless otherwise noted.
±	Investment in affiliated security. This money market fund is advised by FAF Advisors Inc., which also serves as advisor to this fund.
☐	Security has been deposited as initial margin on open futures contracts and/or swap agreements. Yield shown is effective yield as of July 31, 2008.
†
In order to generate additional income, the fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund.

◆
On July 31, 2008, the cost of investments for federal income tax purposes was approximately $323,477.  The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

	Gross unrealized appreciation		$ 9,660
	Gross unrealized depreciation		(16,246)
	Net unrealized depreciation		$ (6,586)

REIT - Real Estate Investment Trust

	Schedule of Open Futures Contracts

		Number of
		Contracts	Notional		Unrealized
		Purchased	Contract	Settlement	Appreciation
	Description	(Sold)	Value	Month	(Depreciation)

	Australian Dollar Currency Futures	7	$ 656	September 2008	$—
	British Pounds Currency Futures	(27)	(3,335)	September 2008	(29)
	Euro Currency Futures	12	2,334	September 2008	(42)
	Eurodollar 90 Day Futures	26	25,221	December 2008	(2)
	Euro Bund Futures	24	4,212	September 2008	43
	S&P 500 Futures	17	5,385	September 2008	(395)
	Sterling 90 Day Futures	20	18,744	March 2009	40
	U.S. Treasury 2 Year Note Futures	(64)	(13,568)	September 2008	—
	U.S. Treasury 5 Year Note Futures	(41)	(4,565)	September 2008	(22)
	U.S. Treasury 10 Year Note Futures	(77)	(8,842)	September 2008	1
	U.S. Treasury Long Bond Futures	(8)	(924)	September 2008	1
					$ (405)

Credit Default Swap Agreements

						Unrealized
	Reference	Buy/Sell	Pay/Receive	Expiration	Notional	Appreciation
Counterparty	Entity	Protection	Fixed Rate	Date	Amount	(Depreciation)

Bank of America	Dow Jones CDX IG10 Index	Sell	1.550%	06/20/2013	$ 2,900	$ (3)
Deutsche Bank	Dow Jones CDX HVOL9 Index	Sell	1.400%	12/20/2012	3,200	23
Deutsche Bank	Dow Jones CDX HVOL10 Index	Sell	3.500%	06/20/2013	9,100	(199)
Deutsche Bank	Dow Jones CDX HY10 Index	Sell	5.000%	06/20/2013	1,500	(42)
Deutsche Bank	Dow Jones CDX IG9 Index	Sell	0.600%	12/20/2012	1,800	13
Deutsche Bank	Dow Jones CDX IG10 Index	Sell	1.550%	06/20/2013	3,700	(1)
Deutsche Bank	Markit CMBX AJ4 Index	Sell	0.960%	02/17/2051	300	1
JPMorgan	Deutsche Bank AG	Buy	0.525%	09/20/2012	600	3
JPMorgan	Dow Jones CDX HY9 Index	Sell	3.750%	12/20/2012	2,079	50
JPMorgan	Dow Jones CDX HVOL9 Index	Sell	1.400%	12/20/2012	1,400	31
JPMorgan	Dow Jones CDX IG10 Index	Sell	1.550%	06/20/2013	4,200	(16)
JPMorgan	Dow Jones iTraxx Asia ex-Japan Index	Sell	6.500%	06/20/2013	3,700	151
JPMorgan	GAP, Inc.	Buy	1.230%	12/20/2012	430	(6)
JPMorgan	Markit ABX AAA071 Index	Sell	0.090%	08/25/2037	600	(69)
JPMorgan	Markit CMBX AJ4 Index	Sell	0.960%	02/17/2051	950	(40)
UBS	AmerisourceBergen Corporation	Buy	0.585%	09/20/2012	500	1
UBS	Cardinal Health, Inc.	Buy	0.320%	09/20/2012	500	1
UBS	Dow Jones CDX HVOL10 Index	Sell	3.500%	06/20/2013	1,800	(74)
UBS	Dow Jones CDX HY10 Index	Sell	5.000%	06/20/2013	2,900	(58)
UBS	Markit ABX AAA071 Index	Sell	0.090%	08/25/2037	600	16
UBS	Markit CMBX AJ4 Index	Sell	0.960%	02/17/2051	900	(18)
UBS	Republic of Korea	Buy	1.050%	09/20/2015	1,100	(7)
UBS	Turkey Government International Bond	Buy	1.480%	07/20/2012	700	21
UBS	Whirlpool Corporation	Buy	0.785%	09/20/2017	350	15
						$ (207)

Interest Rate Swap Agreements

	Floating	Pay/				Unrealized
	Rate	Receive	Fixed	Expiration	Notional	Appreciation
Counterparty	Index	Floating Rate	Rate	Date	Amount	(Depreciation)

UBS	3-Month LIBOR	Pay	4.568%	10/02/2009	7,100	120
UBS	3-Month LIBOR	Pay	2.795%	04/18/2010	3,000	(28)
UBS	3-Month LIBOR	Pay	3.418%	05/30/2010	3,000	4
UBS	3-Month LIBOR	Pay	3.343%	07/18/2010	6,000	(8)
						$ 88

Schedule of Open Written Call Options

		Exercise	Premium	Expiration	Number of
Option		Price	Received	Date	Contracts	Value

U.S. Treasury 10 Year Note Futures - September 2008		$ 116.00	$ 30	08/22/2008	38	$ 15
U.S. Treasury 10 Year Note Futures - September 2008		117.00	6	08/22/2008	19	4
U.S. Treasury 10 Year Note Futures - September 2008		117.50	21	08/22/2008	38	5
U.S. Treasury 10 Year Note Futures - September 2008		118.00	14	08/22/2008	38	3
			$ 71			$ 27

Schedule of INVESTMENTS July 31, 2008 (unaudited), all dollars are rounded to thousands (000)

Equity Income Fund

DESCRIPTION	SHARES	VALUE +

Common Stocks - 98.3%
Consumer Discretionary - 6.5%
Lowe's q	517,450	$10,514
McDonald's q	355,665	21,265
Time Warner q	775,675	11,108
Yum! Brands q	425,200	15,231
		58,118
Consumer Staples - 10.6%
Altria Group q	332,471	6,766
Coca-Cola q	284,165	14,634
General Mills q	210,116	13,529
Kraft Foods, Class A	230,078	7,321
Philip Morris International	332,471	17,172
Procter & Gamble	181,408	11,879
Wal-Mart Stores q	401,171	23,517
		94,818
Energy - 14.9%
BP - ADR q	560,290	34,424
Chevron q	352,577	29,814
ConocoPhillips q	397,988	32,484
Exterran Partners	194,416	4,981
Exxon Mobil	389,224	31,305
		133,008
Financials - 15.6%
AllianceBernstein Holding	516,599	26,837
American International Group q	183,254	4,774
Annaly Capital Management - REIT q	473,883	7,141
Bank of America q	556,072	18,295
Barclays - ADR q	428,488	11,655
BB&T q	623,871	17,481
BlackRock q	44,537	9,651
Citigroup	892,767	16,686
Goldman Sachs Group q	60,660	11,164
ICICI Bank - ADR q	210,823	6,242
TCF Financial q	733,541	9,353
		139,279
Healthcare - 10.3%
Abbott Laboratories	517,478	29,155
Bristol-Myers Squibb	668,755	14,124
Johnson & Johnson q	350,238	23,981
Medtronic q	194,497	10,275
Merck q	269,784	8,876
Pfizer q	277,791	5,186
		91,597
Industrials - 10.5%
3M q	163,737	11,526
Emerson Electric	450,766	21,952
General Dynamics q	179,817	16,029
General Electric	665,323	18,822
Tyco International q	266,989	11,897
United Parcel Service, Class B q	219,672	13,857
		94,083
Information Technology - 13.1%
CA q	695,624	16,597
Hewlett-Packard q	271,473	12,162
IBM	121,759	15,583
Intel q	710,642	15,769
Maxim Integrated Products q	378,459	7,433
Microsoft	768,936	19,777
Nortel Networks ●	4,320	33
QUALCOMM	387,742	21,458
Texas Instruments	343,412	8,372
		117,184
Materials - 5.0%
E.I. Du Pont de Nemours q	460,487	20,174
Praxair q	256,628	24,054
		44,228
Telecommunication Services - 8.1%
AT&T	1,053,938	32,472
FairPoint Communications q	1,335,635	9,269
Verizon Communications q	580,116	19,747
Windstream q	871,379	10,387
		71,875
Utilities - 3.7%
Duke Energy q	273,976	4,816
PNM Resources q	672,213	7,872
Westar Energy q	461,908	10,199
Xcel Energy q	511,554	10,262
		33,149
Total Common Stocks
(Cost $690,671)		877,339

Short-Term Investment - 1.3%
First American Prime Obligations Fund, Class Z ±
(Cost $11,245)	11,244,704	11,245
Investment Purchased with Proceeds from Securities Lending - 45.4%
Mount Vernon Securities Lending Prime Portfolio †
(Cost $405,239)	405,238,733	405,239
Total Investments ◆ - 145.0%
(Cost $1,107,155)		1,293,823
Other Assets and Liabilities, Net - (45.0)%		(401,503)
Total Net Assets - 100.0%		$892,320

+
Security valuations for the fund's investments are furnished by an independent pricing service that has been approved by the fund's board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund's board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of July 31, 2008, the fund held no fair valued securities.

q	This security or a portion of this security is out on loan at July 31, 2008. Total loaned securities had a value of $388,354 at July 31, 2008.
●	Non-income producing security.
±	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor to this fund.
†
In order to generate additional income, the fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund receives collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund.

◆
On July 31, 2008, the cost of investments for federal income tax purposes was approximately $1,107,155.  The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

	Gross unrealized appreciation	$233,520
	Gross unrealized depreciation	(46,852)
	Net unrealized appreciation	$186,668

ADR -	American Depository Receipt
REIT -	Real Estate Investment Trust

Schedule of INVESTMENTS July 31, 2008 (unaudited), all dollars are rounded to thousands (000)

Equity Index Fund

DESCRIPTION	SHARES	VALUE +

Common Stocks - 96.8%
Consumer Discretionary - 8.0%
Abercrombie & Fitch, Class A q	11,371	$628
Amazon.com q ●	40,389	3,083
Apollo Group, Class A q ●	18,269	1,138
AutoNation q ●	22,089	228
Autozone q ●	5,959	776
Bed Bath & Beyond q ●	38,887	1,082
Best Buy q	46,030	1,828
Big Lots q●	15,103	460
Black & Decker	8,553	513
Carnival q	55,099	2,035
CBS, Class B q	100,923	1,651
Centex q	16,605	244
Clear Channel Communications	63,270	2,278
Coach q●	48,936	1,248
Comcast, Class A q	394,233	8,129
D.R. Horton q	36,386	405
Darden Restaurants q	17,181	560
Dillard's, Class A q	7,931	80
DIRECTV Group q●	96,523	2,608
Eastman Kodak q	36,377	533
Expedia q●	26,736	523
Family Dollar Stores q	20,084	468
Ford Motor q●	298,511	1,433
Fortune Brands q	18,207	1,043
GameStop, Class A q●	20,839	844
Gannett q	30,876	559
Gap q	59,763	963
General Motors q	74,394	824
Genuine Parts	22,321	895
Goodyear Tire & Rubber q●	28,683	563
H&R Block q	43,023	1,047
Harley-Davidson q	31,680	1,199
Harman International Industries	8,014	330
Hasbro	20,413	790
Home Depot q	204,899	4,883
IAC/InterActiveCorp q●	29,008	507
International Game Technology q	43,313	940
Interpublic Group of Companies q●	52,864	465
J.C. Penney q	29,172	899
Johnson Controls q	77,271	2,331
Jones Apparel Group q	15,492	259
KB HOME q	10,225	180
Kohl's q●	39,467	1,654
Leggett & Platt q	23,814	464
Lennar q	18,470	224
Limited Brands q	45,159	745
Liz Claiborne q	13,815	181
Lowe's q	199,518	4,054
Macy's q	59,163	1,113
Marriott International, Class A q	41,962	1,087
Mattel	49,785	998
McDonald's q	151,718	9,071
McGraw-Hill q	50,281	2,045
New York Times, Class A q	18,572	234
Newell Rubbermaid q	34,753	574
News, Class A q	304,474	4,302
Nike, Class B q	48,559	2,849
Nordstrom q	26,122	751
Office Depot q●	36,155	246
Omnicom Group q	42,645	1,821
Polo Ralph Lauren q	8,037	476
Pulte Homes	28,387	347
RadioShack q	18,134	302
Scripps Networks Interactive, Class A q●	9,642	391
Sears q●	9,966	807
Sherwin-Williams q	13,900	740
Snap-On q	7,515	423
Stanley Works q	10,399	463
Staples q	94,067	2,117
Starbucks q●	97,165	1,427
Starwood Hotels & Resorts Worldwide q	27,493	943
Target q	103,653	4,688
Tiffany & Company q	19,311	730
Time Warner q	496,627	7,112
TJX	55,825	1,882
VF q	11,229	804
Viacom, Class B ●	84,250	2,353
Walt Disney q	257,604	7,818
Wendy's International	11,392	261
Whirlpool q	10,073	763
Wyndham Worldwide q	23,480	421
Yum! Brands q	66,440	2,380
		121,513
Consumer Staples - 10.8%
Altria Group	274,659	5,589
Anheuser-Busch q	100,119	6,784
Archer-Daniels-Midland q	84,474	2,419
Avon Products q	61,932	2,626
Brown-Forman, Class B q	9,802	705
Campbell Soup q	22,667	825
Clorox q	19,409	1,058
Coca-Cola	265,900	13,694
Coca-Cola Enterprises q	27,966	474
Colgate-Palmolive q	66,412	4,932
ConAgra Foods q	68,863	1,493
Constellation Brands, Class A q●	24,689	531
Costco Wholesale	57,269	3,590
CVS Caremark q	190,315	6,947
Dean Foods q●	16,805	358
Estee Lauder, Class A q	9,159	404
General Mills q	41,712	2,686
H.J. Heinz q	43,169	2,175
Hershey q	23,485	864
Kellogg q	32,956	1,749
Kimberly-Clark q	55,770	3,225
Kraft Foods, Class A	202,396	6,440
Kroger q	93,359	2,640
Lorillard q●	21,508	1,443
McCormick q	17,266	692
Molson Coors Brewing, Class B q	13,329	719
Pepsi Bottling Group	17,733	494
PepsiCo	216,411	14,404
Philip Morris International ●	274,604	14,183
Procter & Gamble	410,734	26,895
Reynolds American q	22,355	1,248
Safeway q	57,553	1,538
Sara Lee	98,012	1,339
SUPERVALU q	27,090	694
Sysco q	85,909	2,436
Tyson Foods, Class A q	32,060	478
UST q	21,107	1,110
Walgreen q	129,740	4,455
Wal-Mart Stores q	311,855	18,281
Whole Foods Market q	18,486	410
Wrigley, William Jr.	26,187	2,068
		165,095
Energy - 13.5%
Anadarko Petroleum q	62,067	3,594
Apache q	43,397	4,868
Baker Hughes	44,450	3,685
BJ Services q	38,680	1,137
Cabot Oil & Gas	12,958	570
Cameron International q●	28,819	1,376
Chesapeake Energy q	64,036	3,211
Chevron q	281,425	23,797
ConocoPhillips q	210,985	17,221
CONSOL Energy q	23,904	1,778
Devon Energy q	59,510	5,647
El Paso	91,432	1,639
ENSCO International q	19,043	1,317
EOG Resources q	32,800	3,297
Exxon Mobil	703,497	56,582
Halliburton q	123,671	5,543
Hess q	36,039	3,654
Marathon Oil	91,023	4,503
Murphy Oil q	22,744	1,813
Nabors Industries q●	38,170	1,392
National-Oilwell Varco q●	55,278	4,347
Noble Energy	22,644	1,673
Noble q	36,181	1,877
Occidental Petroleum	107,808	8,499
Peabody Energy q	34,768	2,352
Range Resources q	19,891	966
Rowan q	14,190	565
Schlumberger q	155,243	15,773
Smith International q	25,556	1,901
Southwestern Energy ●	46,690	1,695
Spectra Energy q	76,797	2,087
Sunoco q	15,907	646
Tesoro q	17,957	277
Transocean q●	41,951	5,707
Valero Energy	71,807	2,399
Weatherford International q●	88,140	3,326
Williams q	78,325	2,510
XTO Energy q	67,677	3,196
		206,420
Financials - 14.8%
AFLAC q	64,373	3,580
Allstate	74,461	3,442
American Capital Strategies q	25,768	524
American Express q	156,499	5,809
American International Group q	357,997	9,326
Ameriprise Financial	30,054	1,277
AON	42,229	1,934
Apartment Investment & Management - REIT q	13,342	456
Assurant q	13,004	782
AvalonBay Communities - REIT q	10,424	1,039
Bank of America q	601,479	19,789
Bank Of New York Mellon q	148,627	5,276
BB&T q	69,235	1,940
Boston Properties - REIT q	15,535	1,494
Capital One Financial	54,670	2,288
CB Richard Ellis Group q●	24,532	345
Charles Schwab	124,730	2,855
Chubb q	46,476	2,233
Cincinnati Financial q	20,060	558
CIT Group q	37,452	318
Citigroup	724,863	13,548
CME Group q	7,077	2,549
Comerica q	21,473	617
Developers Diversified Realty - REIT q	16,366	523
Discover Financial Services q	64,396	943
E*TRADE Financial q●	62,986	190
Equity Residential Properties Trust - REIT q	38,250	1,651
Fannie Mae q	141,710	1,630
Federated Investors, Class B	10,706	352
Fifth Third Bancorp q	71,028	992
First Horizon National q	24,870	234
Franklin Resources	21,594	2,173
Freddie Mac q	85,247	696
General Growth Properties - REIT q	31,837	873
Genworth Financial, Class A	57,899	925
Goldman Sachs Group q	53,489	9,844
Hartford Financial Services Group q	36,363	2,305
HCP - REIT q	27,918	1,007
Host Hotels & Resorts - REIT q	68,467	898
Hudson City Bancorp q	68,839	1,257
Huntington Bancshares q	48,639	341
IntercontinentalExchange ●	9,313	929
Janus Capital Group q	23,238	705
JPMorgan Chase q	459,364	18,664
KeyCorp q	64,645	682
Kimco Realty - REIT q	33,060	1,167
Legg Mason q	15,856	640
Lehman Brothers Holdings q	92,755	1,608
Leucadia National q	21,419	959
Lincoln National	39,435	1,881
Loew's q	54,592	2,433
M&T Bank q	10,310	726
Marsh & McLennan q	67,178	1,898
Marshall & Ilsley q	33,808	514
MBIA q	26,423	157
Merrill Lynch q	178,879	4,767
MetLife q	94,177	4,781
MGIC Investment q	13,007	83
Moody's q	29,198	1,016
Morgan Stanley q	145,148	5,730
National City q	100,879	477
Northern Trust q	25,491	1,993
NYSE Euronext q	34,500	1,630
Plum Creek Timber - REIT q	24,021	1,170
PNC Financial Services Group q	45,053	3,212
Principal Financial Group q	40,006	1,701
Progressive q	94,734	1,918
ProLogis - REIT q	33,478	1,636
Prudential Financial q	61,333	4,230
Public Storage - REIT q	16,544	1,355
Regions Financial q	94,877	899
SAFECO q	15,179	1,004
Simon Property Group - REIT q	29,170	2,702
SLM q●	59,192	1,014
Sovereign Bancorp q	62,587	596
State Street q	54,636	3,914
SunTrust Banks q	43,462	1,785
T. Rowe Price Group q	35,043	2,097
Torchmark	13,554	787
Travelers	82,101	3,622
U.S. Bancorp q ±	234,491	7,178
UnumProvident q	43,909	1,061
Vornado Realty Trust - REIT q	17,001	1,616
Wachovia q	284,631	4,916
Washington Mutual q	197,567	1,053
Wells Fargo q	427,104	12,928
XL Capital, Class A q	34,107	610
Zions Bancorporation	12,756	373
		225,630
Healthcare - 12.2%
Abbott Laboratories	200,684	11,307
Aetna	67,135	2,753
Allergan q	40,165	2,086
AmerisourceBergen q	23,706	993
Amgen q●	141,906	8,888
Applied Biosystems q	25,894	956
Barr Pharmaceuticals q●	14,359	947
Baxter International q	85,312	5,853
Becton, Dickinson & Company	32,594	2,768
Biogen IDEC q●	38,644	2,696
Boston Scientific q●	155,300	1,846
Bristol-Myers Squibb	256,861	5,425
C.R. Bard q	13,399	1,244
Cardinal Health q	49,355	2,652
Celgene q●	57,777	4,362
CIGNA q	37,682	1,395
Coventry Health Care q●	20,518	726
Covidien	64,450	3,173
DaVita q●	9,597	536
Eli Lilly q	129,447	6,098
Express Scripts q●	33,734	2,380
Forest Laboratories ●	41,606	1,477
Genzyme q●	33,854	2,595
Gilead Sciences q●	122,042	6,588
Hospira q●	21,308	813
Humana ●	21,101	927
IMS Health	25,744	538
Intuitive Surgical q●	5,275	1,642
Johnson & Johnson q	378,917	25,944
King Pharmaceuticals q●	31,748	365
Laboratory Corporation of America q●	14,819	1,001
McKesson q	39,242	2,197
Medco Health Solutions q●	67,467	3,345
Medtronic q	153,590	8,114
Merck	281,351	9,256
Millipore q●	6,208	437
Mylan Laboratories q●	39,625	514
Patterson Companies q●	17,869	558
PerkinElmer	17,564	511
Pfizer	897,877	16,763
Quest Diagnostics q	20,484	1,089
Schering-Plough	211,084	4,450
St. Jude Medical q●	44,137	2,056
Stryker q	36,912	2,369
Tenet Healthcare q●	62,115	360
Thermo Fisher Scientific q●	52,120	3,154
UnitedHealth Group	163,595	4,594
Varian Medical Systems q●	16,672	1,000
Watson Pharmaceuticals q●	14,253	412
WellPoint ●	72,028	3,778
Wyeth q	175,757	7,122
Zimmer Holdings q●	32,152	2,216
		185,269
Industrials - 11.1%
3M q	94,195	6,630
Allied Waste Industries ●	25,448	308
Avery Dennison q	13,972	615
Boeing	102,381	6,257
Burlington Northern Santa Fe	39,316	4,094
C.H. Robinson Worldwide q	22,353	1,077
Caterpillar q	82,469	5,733
Cintas q	17,347	493
Cooper Industries, Class A q	24,002	1,012
CSX q	57,153	3,862
Cummins q	27,292	1,811
Danaher q	30,087	2,396
Deere & Company q	58,924	4,134
Dover q	20,749	1,030
Eaton	18,801	1,336
Emerson Electric	106,047	5,165
Equifax q	16,556	581
Expeditors International of Washington q	25,007	888
FedEx q	39,251	3,095
Fluor	23,621	1,922
General Dynamics	49,675	4,428
General Electric	1,335,732	37,788
Goodrich q	15,425	758
Honeywell International q	102,298	5,201
Illinois Tool Works	52,252	2,448
Ingersoll-Rand, Class A q	45,390	1,634
ITT q	23,579	1,579
Jacobs Engineering Group q●	16,115	1,246
L-3 Communications Holdings q	16,329	1,612
Lockheed Martin q	45,747	4,773
Manitowoc q	16,369	431
Masco q	49,494	816
Monster Worldwide q●	16,534	293
Norfolk Southern	53,522	3,849
Northrop Grumman	45,809	3,087
Paccar q	49,025	2,062
Pall	16,213	655
Parker Hannifin q	22,605	1,394
Pitney Bowes q	21,955	696
Precision Castparts	17,839	1,667
R.R. Donnelley & Sons	28,544	762
Raytheon q	56,941	3,242
Robert Half International q	21,093	533
Rockwell Automation	21,989	979
Rockwell Collins q	22,720	1,129
Ryder System q	7,846	518
Southwest Airlines q	104,096	1,623
Terex ●	13,201	625
Textron	34,535	1,501
Tyco International q	64,580	2,878
Union Pacific	69,627	5,740
United Parcel Service, Class B q	138,792	8,755
United Technologies	129,357	8,276
W.W. Grainger q	10,014	896
Waste Management	68,291	2,427
		168,740
Information Technology - 16.1%
Adobe Systems q●	77,948	3,223
Advanced Micro Devices q●	79,620	335
Affiliated Computer Services, Class A q●	12,968	625
Agilent Technologies q●	51,728	1,865
Akamai Technologies q●	22,400	523
Altera q	46,997	1,032
Analog Devices q	40,630	1,240
Apple q●	116,556	18,527
Applied Materials q	180,708	3,130
Autodesk q●	29,494	941
Automatic Data Processing q	69,026	2,948
BMC Software q●	26,764	880
Broadcom, Class A q●	61,584	1,496
CA q	54,035	1,289
Ciena q●	11,252	233
Cisco Systems q●	791,491	17,405
Citrix Systems q●	24,918	664
Cognizant Technology Solutions, Class A q●	37,523	1,053
Computer Sciences q●	21,985	1,041
Compuware q●	40,046	440
Convergys ●	18,243	232
Corning	205,367	4,109
Dell q●	269,095	6,612
eBay q●	148,339	3,734
Electronic Arts q●	39,631	1,711
Electronic Data Systems	61,705	1,531
EMC q●	274,146	4,115
Fidelity National Information Services	21,263	403
Fiserv q●	24,291	1,162
Google, Class A q●	30,946	14,661
Hewlett-Packard	327,400	14,667
IBM	178,269	22,815
Intel q	750,828	16,661
Intuit q●	45,793	1,252
Jabil Circuit	27,207	442
JDS Uniphase q●	28,894	316
Juniper Networks q●	69,530	1,810
KLA-Tencor q	22,642	851
Lexmark International, Class A q●	12,346	433
Linear Technology q	28,992	900
LSI Logic q●	101,536	705
MasterCard, Class A q	9,694	2,367
MEMC Electronic Materials ●	29,992	1,386
Microchip Technology	28,754	918
Micron Technology q●	100,319	485
Microsoft	1,068,391	27,479
Molex q	18,529	454
Motorola q	302,817	2,616
National Semiconductor	31,555	661
NetApp q●	48,093	1,229
Novell ●	50,023	279
Novellus Systems q●	17,537	357
NVIDIA q●	71,886	822
Oracle q●	515,809	11,105
Paychex	42,850	1,411
QLogic q●	21,126	398
QUALCOMM	217,921	12,060
SanDisk q●	29,797	420
Seagate Technology, Escrow Shares ● §	44,886	-
Sun Microsystems q●	117,583	1,250
Symantec q●	118,212	2,491
Tellabs q●	59,498	306
Teradata ●	23,586	552
Teradyne q●	25,137	236
Texas Instruments	176,155	4,295
Total System Services	17,696	346
Tyco Electronics q	64,577	2,140
Unisys q●	41,770	154
VeriSign q●	25,788	839
Waters q●	14,518	986
Western Union q	101,280	2,799
Xerox q	123,393	1,683
Xilinx	37,183	923
Yahoo! q●	176,593	3,512
		244,971
Materials - 3.7%
Air Products and Chemicals q	29,347	2,794
AK Steel Holding q	14,902	946
Alcoa	114,815	3,875
Allegheny Technologies q	13,411	634
Ashland	9,121	381
Ball q	13,371	596
Bemis q	13,617	384
Dow Chemical q	126,281	4,206
E.I. Du Pont de Nemours q	118,351	5,185
Eastman Chemical q	9,384	563
Ecolab q	23,835	1,065
Freeport-McMoRan Copper & Gold q	51,024	4,937
Hercules q	13,904	279
International Flavors & Fragrances q	8,826	355
International Paper q	56,981	1,580
Massey Energy q	10,668	792
MeadWestvaco q	23,355	626
Monsanto q	72,774	8,668
Newmont Mining q	60,452	2,899
Nucor q	39,393	2,254
Pactiv q●	19,046	459
PPG Industries q	21,770	1,320
Praxair	42,483	3,982
Rohm & Haas	17,791	1,334
Sealed Air q	21,070	457
Sigma-Aldrich q	17,295	1,051
Titanium Metals q	11,263	127
United States Steel	15,502	2,486
Vulcan Materials q	13,092	840
Weyerhaeuser	28,973	1,549
		56,624
Telecommunication Services - 3.0%
American Tower, Class A q●	53,862	2,257
AT&T	791,054	24,372
CenturyTel	14,318	533
Embarq q	19,564	895
Frontier Communications	44,918	519
Qwest Communications International q	210,072	805
Sprint Nextel	378,507	3,081
Verizon Communications q	376,587	12,819
Windstream q	62,151	741
		46,022
Utilities - 3.6%
AES q●	87,644	1,415
Allegheny Energy	21,635	1,047
Ameren q	25,240	1,037
American Electric Power q	50,183	1,982
CenterPoint Energy	41,450	654
CMS Energy q	29,904	404
Consolidated Edison q	28,929	1,148
Constellation Energy	23,615	1,964
Dominion Resources q	75,391	3,331
DTE Energy q	21,072	864
Duke Energy q	164,528	2,892
Dynegy, Class A ●	65,852	443
Edison International q	41,434	2,003
Entergy q	30,448	3,256
Exelon	87,763	6,900
FirstEnergy	42,562	3,130
FPL Group q	52,874	3,412
Integrys Energy Group q	10,150	518
Nicor q	5,952	237
NiSource	35,810	612
Pepco Holdings q	26,030	649
PG&E q	50,323	1,939
Pinnacle West Capital q	13,094	440
PPL q	50,425	2,368
Progress Energy q	31,216	1,321
Public Service Enterprise Group q	66,217	2,768
Questar q	22,945	1,213
Sempra Energy q	34,516	1,938
Southern q	94,290	3,337
TECO Energy q	27,369	508
Xcel Energy	53,200	1,067
		54,797
Total Common Stocks
(Cost $953,817)		1,475,081

Short-Term Investments - 0.6%
Money Market Fund - 0.4%
First American Prime Obligations Fund, Class Z ±	5,701,438	5,701
U.S. Treasury Obligation - 0.2%
U.S. Treasury Bill ☐	PAR
1.778%, 12/18/2008	$3,100	3,079
Total Short-Term Investments
(Cost $8,776)		8,780
Investment Purchased with Proceeds from Securities Lending - 45.4%	SHARES
Mount Vernon Securities Lending Prime Portfolio †
(Cost $691,263)	691,262,899	691,263
Total Investments ◆ - 142.8%
(Cost $1,653,856)		2,175,124
Other Assets and Liabilities, Net - (42.8)%		(652,024)
Total Net Assets - 100.0%		$1,523,100

+
Security valuations for the fund's investments are furnished by an independent pricing service that has been approved by the fund's board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund's board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of July 31, 2008, the fund held fair valued securities as disclosed in footnote §.

q	This security or a portion of this security is out on loan at July 31, 2008. Total loaned securities had a market value of $663,199 at July 31, 2008.
●	Non-income producing security.
±	Investment in affiliated security. As of July 31, 2008, the market value of these investments was $12,879 or 0.8% of total net assets.
§	Security is fair valued and illiquid. As of July 31, 2008, the value of this investment was $0 or 0.0% of total net assets:
			Dates
	Security	Shares	Acquired	Cost Basis
	Seagate Technology, Escrow Shares	44,886	11/2000-11/2002	$ —
☐	Security has been deposited as initial margin on open futures contracts. Yield shown is effective yield as of July 31, 2008.
†
In order to generate additional income, the fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund.

◆
On July 31, 2008, the cost of investments for federal income tax purposes was approximately $1,653,856.  The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

	Gross unrealized appreciation	$654,881
	Gross unrealized depreciation	(133,613)
	Net unrealized appreciation	$521,268

	REIT - Real Estate Investment Trust

	Schedule of Open Futures Contracts

		Number of	Notional
		Contracts	Contract	Settlement	Unrealized
	Description	Purchased	Value	Month	Depreciation
	S&P 500 Futures	152	$48,150	September 2008	$(931)

Schedule of INVESTMENTS July 31, 2008 (unaudited), all dollars are rounded to thousands (000)

Mid Cap Index Fund

DESCRIPTION	SHARES	VALUE +

Common Stocks - 95.5%
Consumer Discretionary - 11.2%
99 Cents Only Stores ●	12,059	$81
Advance Auto Parts	24,344	1,000
Aeropostale ● q	17,196	555
American Eagle Outfitters q	55,083	771
American Greetings, Class A	15,091	224
AnnTaylor Stores ●q	15,762	355
ArvinMeritor q	18,515	256
Barnes & Noble q	12,360	292
Belo, Class A q	22,502	153
BLYTH q	7,178	104
Bob Evans Farms q	9,065	260
Borders Group q	16,072	79
BorgWarner	29,765	1,200
Boyd Gaming q	14,383	144
Brinker International	27,071	498
Callaway Golf	17,160	218
CarMax ●q	55,321	741
Charming Shoppes ●q	30,204	165
Cheesecake Factory ●q	18,318	258
Chico's FAS ●q	44,971	250
Chipotle Mexican Grill, Class A ●q	8,453	579
Coldwater Creek ●q	15,661	102
Collective Brands ●q	16,848	217
Corinthian Colleges ●q	21,675	341
DeVry	15,288	868
Dick's Sporting Goods ●	21,245	373
Dollar Tree ●q	24,160	906
DreamWorks Animation, Class A ●	16,730	497
Entercom Communications q	6,767	41
Foot Locker q	39,923	601
Furniture Brands International q	12,809	152
Gentex q	37,797	584
Guess ? q	13,941	441
Hanesbrands ●q	24,582	527
Harte-Hanks q	12,816	159
Hovnanian Enterprises, Class A ●q	9,344	66
International Speedway, Class A	7,947	292
John Wiley & Sons, Class A	10,912	495
Lamar Advertising, Class A ●q	20,185	767
Lear ●	19,753	285
Lee Enterprises q	12,181	37
Life Time Fitness ●q	8,611	257
M.D.C. Holdings q	8,928	371
Marvel Entertainment ●q	12,592	437
Matthews International, Class A	8,025	401
Media General, Class A q	6,371	81
Modine Manufacturing	8,818	154
Mohawk Industries ●q	13,879	818
Netflix ●q	12,528	387
NVR ●q	1,319	728
O'Reilly Automotive ●q	28,512	728
Pacific Sunwear of California ●q	17,725	154
PetSmart q	33,050	751
Phillips Van-Heusen q	13,191	467
Priceline.com ●	9,543	1,097
Regis q	11,927	334
Rent-A-Center ●q	18,211	386
Ross Stores q	35,126	1,333
Ryland Group q	11,280	232
Saks ●q	35,300	360
Scholastic q	6,534	168
Scientific Games, Class A ●q	16,688	506
Service International q	69,176	662
Strayer Education q	3,698	824
Thor Industries q	9,126	179
Timberland, Class A ●q	12,887	185
Toll Brothers ●q	32,534	654
TravelCenters, fractional share ●§	0.70	-
Tupperware q	15,313	597
Under Armour, Class A ●q	7,280	212
Urban Outfitters ●q	28,782	950
Valassis Communications ●q	12,464	110
Warnaco Group ●q	11,874	498
Williams-Sonoma q	22,625	395
		31,350
Consumer Staples - 3.1%
Alberto-Culver q	21,583	579
BJ's Wholesale Club ●q	16,645	625
Church & Dwight	16,281	893
Corn Products International	19,200	893
Energizer Holdings ●q	14,891	1,062
Hansen Natural ●q	15,524	355
Hormel Foods	18,660	675
JM Smucker	15,084	735
Lancaster Colony	5,566	181
NBTY ●	13,182	455
PepsiAmericas	15,563	368
Ralcorp Holdings ●	6,397	345
Ruddick q	8,644	268
Smithfield Foods ●q	28,350	609
Tootsie Roll Industries q	7,190	188
Universal q	6,949	359
		8,590
Energy - 9.0%
Arch Coal	37,056	2,087
Bill Barrett ●q	8,497	350
Cimarex Energy q	20,577	1,072
Denbury Resources ●q	62,881	1,769
Encore Acquisition ●	12,817	793
Exterran Holdings ●q	16,344	922
FMC Technologies ●q	33,234	2,053
Forest Oil ●q	22,557	1,286
Frontier Oil q	27,167	496
Helix Energy Solutions Group ●	21,038	672
Helmerich & Payne	26,664	1,577
Newfield Exploration ●q	33,200	1,626
Overseas Shipholding Group	6,989	550
Patriot Coal ●	8,114	1,024
Patterson-UTI Energy q	39,700	1,128
Pioneer Natural Resources q	32,155	1,912
Plains Exploration & Production ●	28,918	1,618
Pride International ●q	41,796	1,620
Quicksilver Resources ●q	28,660	750
Superior Energy Services ●q	20,805	987
Tidewater q	15,092	905
		25,197
Financials - 15.0%
Affiliated Managers Group ●q	10,559	912
Alexandria Real Estate Equities - REIT q	8,007	827
AMB Property - REIT q	25,615	1,254
American Financial Group	17,612	510
AmeriCredit ●q	30,449	267
Apollo Investment q	32,171	512
Arthur J. Gallagher q	24,123	613
Associated Banc-Corp q	34,129	570
Astoria Financial q	21,082	472
Bank of Hawaii q	13,566	684
BRE Properties - REIT q	12,922	632
Brown & Brown q	29,001	510
Camden Property Trust - REIT q	14,291	703
Cathay General Bancorp q	10,346	165
City National	10,384	510
Colonial BancGroup q	39,123	261
Commerce Bancshares q	16,401	716
Cousins Properties - REIT q	11,464	252
Cullen/Frost Bankers q	13,077	690
Duke Realty - REIT q	36,507	903
Eaton Vance q	32,183	1,195
Equity One - REIT q	9,549	184
Everest Re Group	16,388	1,341
Federal Realty Investment Trust - REIT q	15,117	1,098
Fidelity National Title Group q	55,466	741
First American q	24,113	608
First Niagara Financial Group q	22,837	319
FirstMerit q	21,947	432
GATX q	12,542	570
Hanover Insurance Group q	13,282	570
HCC Insurance Holdings	29,271	663
Health Care - REIT q	22,862	1,140
Highwoods Properties - REIT q	14,489	529
Horace Mann Educators	11,053	153
Hospitality Properties Trust - REIT q	23,366	498
Jefferies Group q	28,703	545
Jones Lang LaSalle q	8,185	390
Liberty Property Trust - REIT	22,972	836
Macerich - REIT q	18,585	1,028
Mack-Cali Realty - REIT q	17,315	665
Mercury General q	9,169	463
Nationwide Health Properties - REIT q	23,875	886
New York Community Bancorp q	83,132	1,382
Old Republic International q	58,884	618
PacWest Bancorp q	5,593	104
Philadelphia Consolidated Holding ●	11,124	650
PMI Group	20,911	52
Potlatch - REIT q	9,902	461
Protective Life	17,907	644
Raymond James Financial q	24,136	697
Rayonier - REIT q	20,209	944
Realty Income - REIT q	25,770	649
Regency Centers - REIT q	17,046	1,014
SEI Investments q	32,262	743
StanCorp Financial Group	13,251	654
SVB Financial ●q	9,656	556
Synovus Financial q	84,102	800
TCF Financial q	28,555	364
UDR - REIT q	34,495	881
Unitrin	13,325	368
W.R. Berkley	38,243	903
Waddell & Reed Financial, Class A	21,774	727
Washington Federal q	23,667	440
Webster Financial q	14,652	291
Weingarten Realty Investors - REIT q	21,304	650
Westamerica Bancorporation q	7,626	397
Wilmington Trust q	17,531	413
		42,219
Healthcare - 10.4%
Advanced Medical Optics ●q	15,492	269
Affymetrix ●q	17,734	140
Apria Healthcare Group ●q	11,242	216
Beckman Coulter	15,892	1,150
Cephalon ●q	17,131	1,253
Cerner ●q	16,803	750
Charles River Laboratories International ●q	17,538	1,166
Community Health Systems ●	24,525	809
Covance ●q	16,215	1,489
DENTSPLY International	39,530	1,591
Edwards Lifesciences ●q	15,032	942
Endo Pharmaceuticals Holdings ●q	31,538	730
Gen-Probe ●q	13,528	721
Health Management Associates, Class A ●	62,127	382
Health Net ●	28,200	789
Henry Schein ●q	22,551	1,208
Hill-Rom Holdings q	15,697	441
Hologic ●q	65,224	1,205
IDEXX Laboratories ●	12,920	691
Invitrogen ●q	24,768	1,099
Kindred Healthcare ●q	8,130	219
Kinetic Concepts ●q	13,760	481
Lifepoint Hospitals ●q	14,926	427
Lincare Holdings ●q	18,851	607
Medicis Pharmaceutical, Class A q	13,192	242
Mine Safety Appliances q	6,722	222
Omnicare q	31,575	930
PDL BioPharma q	30,083	336
Perrigo q	19,938	702
Pharmaceutical Product Development	26,771	1,021
Psychiatric Solutions ●q	14,117	494
Resmed ●q	19,471	736
Sepracor ●q	28,696	502
STERIS q	16,631	568
Techne ●q	9,690	771
Universal Health Services q	13,666	829
Valeant Pharmaceuticals International ●q	23,584	404
Varian ●	8,202	405
VCA Antech ●	21,043	613
Vertex Pharmaceuticals ●q	36,259	1,251
WellCare Health Plans ●	10,659	419
		29,220
Industrials - 17.0%
AGCO ●q	23,679	1,417
AirTran Holdings ●q	23,284	68
Alaska Air Group ●q	9,801	175
Alexander & Baldwin q	10,639	462
Alliant Techsystems ●q	8,622	853
AMETEK	27,530	1,318
Avis Budget Group ●	26,590	162
BE Aerospace ●	23,594	606
Brinks	11,475	791
Career Education ●q	24,425	448
Carlisle Companies	15,329	469
ChoicePoint ●	17,479	836
Con-way q	11,611	587
Copart ●q	18,507	812
Corporate Executive Board	9,110	341
Corrections Corporation of America ●	32,116	900
Crane	13,028	463
Deluxe q	13,393	192
Donaldson q	17,754	801
DRS Technologies	10,535	830
Dun & Bradstreet	14,921	1,442
Dycom Industries ●q	10,837	172
Fastenal q	32,361	1,581
Federal Signal q	12,290	177
Flowserve	14,758	1,968
Graco q	16,158	585
Granite Construction q	8,779	278
Harsco q	21,352	1,155
Herman Miller q	15,727	411
HNI q	11,819	256
Hubbell, Class B q	14,891	628
IDEX q	20,383	771
ITT Educational Services ●q	7,960	705
J.B. Hunt Transport Services q	22,832	844
JetBlue Airways ●q	45,563	240
Joy Global q	27,687	2,000
Kansas City Southern ●q	19,668	1,082
KBR	43,502	1,240
Kelly Services, Class A q	5,117	94
Kennametal q	20,181	601
Korn/Ferry International ●q	11,475	201
Lincoln Electric Holdings	11,073	890
Manpower	20,813	999
MSC Industrial Direct, Class A q	12,037	574
Navigant Consulting ●	11,770	217
Nordson q	8,707	615
Oshkosh Truck q	18,846	340
Pentair q	25,642	888
Quanta Services ●q	43,328	1,338
Republic Services	41,284	1,342
Rollins	10,974	187
Roper Industries q	22,407	1,371
Shaw Group ●	21,130	1,221
Sotheby's Holdings, Class A q	17,096	474
SPX	14,305	1,814
Stericycle ●q	22,209	1,327
Teleflex q	10,147	622
Thomas & Betts ●	13,096	542
Timken q	24,144	797
Trinity Industries q	20,776	782
United Rentals ●q	12,090	196
URS ●	21,498	901
Werner Enterprises q	11,588	276
Westinghouse Air Brake Technologies q	12,409	689
YRC Worldwide ●q	14,710	249
		47,613
Information Technology - 13.6%
3Com ●	102,416	192
ACI Worldwide ●q	9,519	186
Acxiom	17,333	223
ADC Telecommunications ●q	29,973	284
ADTRAN	15,658	350
Advent Software ●q	5,314	231
Alliance Data Systems ●q	20,172	1,294
Amphenol, Class A	45,840	2,185
ANSYS ●	21,025	965
Arrow Electronics ●	31,145	1,003
Atmel ●	122,636	433
Avnet ●	38,402	1,047
Avocent ●q	13,119	312
Broadridge Financial Solutions	35,050	725
Cadence Design Systems ●q	69,562	514
CommScope ●q	17,016	759
Cree ●q	21,709	421
Cypress Semiconductor ●q	39,441	1,075
Diebold q	17,018	629
Digital River ●q	10,453	417
DST Systems ●q	11,925	721
F5 Networks ●q	21,574	629
Fair Isaac q	12,922	288
Fairchild Semiconductor International ●	31,275	380
FLIR Systems ●q	34,648	1,412
Foundry Networks ●	38,701	675
Gartner, Class A ●q	17,857	435
Global Payments q	20,537	910
Harris	34,750	1,673
Imation q	8,382	160
Ingram Micro, Class A ●q	37,440	690
Integrated Device Technology ●q	44,182	443
International Rectifier ●q	18,469	312
Intersil, Class A q	33,633	812
Jack Henry & Associates q	19,428	419
Lam Research ●q	32,067	1,055
Lender Processing Services ●	20,180	673
Macrovision Solutions ●q	20,536	312
McAfee ●q	41,179	1,349
Mentor Graphics ●q	22,950	319
Metavante Technologies	22,730	506
MPS Group ●q	27,021	311
National Instruments	14,424	491
NCR ●	45,802	1,230
Palm q	26,653	175
Parametric Technology ●q	29,414	570
Plantronics q	12,385	302
Polycom ●q	22,904	540
RF Micro Devices ●q	73,363	240
Semtech ●q	16,874	246
Silicon Laboratories ●	12,564	411
SRA International, Class A ●q	9,394	206
Sybase ●q	22,262	748
Synopsys ●	35,941	863
Tech Data ●	14,149	493
Trimble Navigation ●q	28,776	955
ValueClick ●q	25,218	300
Vishay Intertechnology ●	48,208	432
Western Digital ●q	56,102	1,615
Wind River Systems ●q	19,509	229
Zebra Technology, Class A ●q	17,709	546
		38,321
Materials - 8.2%
Airgas	21,087	1,208
Albemarle	20,313	791
AptarGroup q	17,514	678
Cabot Microelectronics	17,384	466
Carpenter Technology	13,105	507
CF Industries Holdings	12,343	2,018
Chemtura q	63,772	416
Cleveland-Cliffs q	26,988	2,926
Commercial Metals	30,029	896
Cytec Industries	10,758	581
Ferro q	10,910	237
FMC q	19,505	1,451
Louisiana Pacific q	27,041	229
Lubrizol	17,779	885
Martin Marietta Materials q	11,053	1,160
Minerals Technologies	5,156	333
Olin q	18,195	541
Packaging Corporation of America q	23,751	606
Reliance Steel & Aluminum q	16,560	1,046
RPM International q	30,589	627
Scotts Miracle-Gro, Class A q	11,109	216
Sensient Technologies	11,847	369
Sonoco Products	26,017	849
Steel Dynamics	48,204	1,527
Temple-Inland q	25,503	414
Terra Industries q	23,852	1,288
Valspar q	25,472	552
Worthington Industries q	16,895	300
		23,117
Telecommunication Services - 0.6%
Cincinnati Bell ●q	62,851	245
NeuStar, Class A ●q	19,351	406
Telephone & Data Systems	27,297	1,157
		1,808
Utilities - 7.4%
AGL Resources	19,926	689
Alliant Energy	32,258	1,040
Aqua America q	33,961	538
Black Hills q	9,228	298
DPL q	30,339	770
Energen q	18,502	1,114
Energy East	40,090	1,002
Equitable Resources q	31,013	1,620
Great Plains Energy q	28,803	728
Hawaiian Electric Industries q	21,142	523
IDACORP q	10,983	327
MDU Resources Group q	46,855	1,495
National Fuel Gas q	20,415	1,017
Northeast Utilities q	39,441	992
NSTAR q	28,007	892
OGE Energy	22,054	722
ONEOK	27,622	1,256
PNM Resources q	19,657	230
Puget Energy	30,902	851
SCANA	29,908	1,082
Sierra Pacific Resources	58,995	669
Vectren q	19,935	582
Westar Energy q	26,642	588
WGL Holdings q	12,634	436
Wisconsin Energy	30,687	1,385
		20,846
Total Common Stocks
(Cost $220,749)		268,281

Short-Term Investments - 5.4%
Money Market Fund - 5.0%
First American Prime Obligations Fund, Class Z ±	14,084,181	14,084
U.S. Treasury Obligation - 0.4%	PAR
U.S. Treasury Bill
1.778%, 12/18/2008 ☐	$1,000	993
Total Short-Term Investments
(Cost $15,076)		15,077
Investment Purchased with Proceeds from Securities Lending - 47.8%	SHARES
Mount Vernon Securities Lending Prime Portfolio †
(Cost $134,172)	134,171,554	134,172
Total Investments ◆ - 148.7%
(Cost $369,997)		417,530
Other Assets and Liabilities, Net - (48.7)%		(136,675)
Total Net Assets - 100.0%		$280,855

+
Security valuations for the fund's investments are furnished by an independent pricing service that has been approved by the fund's board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund's board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of July 31, 2008, the fund held fair valued securities as described in footnote §.

●	Non-income producing security.
q	This security or a portion of this security is out on loan at July 31, 2008. Total loaned securities had a market value of $127,668 at July 31, 2008.
§	Security is fair valued and illiquid. As of July 31, 2008, the value of this investment was $0 or 0.0% of total net assets.
				Date
	Security	Shares		Acquired		Cost Basis
	TravelCenters, Fractional Share	0.70		10/2001		—
±	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor to this fund.
☐	Security has been deposited as initial margin on open futures contracts and/or swap agreements. Yield shown is effective yield as of July 31, 2008.
†
In order to generate additional income, the fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers for securities.  The fund maintains collateral equal to at least 100% of the value of the securities loaned.  The adequacy of the collateral is monitored on a daily basis.  The cash collateral received by the fund is invested in this affiliated money market fund.

◆
On July 31, 2008, the cost of investments for federal income tax purposes was approximately $369,997.  The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

	Gross unrealized appreciation		$84,569
	Gross unrealized depreciation		(37,036)
	Net unrealized appreciation		$47,533

REIT -	Real Estate Investment Trust

	Schedule of Open Futures Contracts

		Number of		Notional
		Contracts		Contract	Settlement	Unrealized
	Description	Purchased		Value	Month	Depreciation

	S&P Mid Cap 400 Futures	31		$12,460	September 2008	$(765)

Schedule of INVESTMENTS July 31, 2008 (unaudited), all dollars are rounded to thousands (000)

Small Cap Index Fund

DESCRIPTION	SHARES	VALUE+

Common Stocks - 90.5%
Consumer Discretionary - 11.1%
1-800-Flowers.com, Class A ●	$1,917	$11
99 Cents Only Stores ●	3,439	23
Aaron Rents	3,323	91
Aeropostale ●q	4,899	158
AFC Enterprises ●	1,940	15
AH Belo, Class A	1,500	8
Ambassadors Group	1,404	22
American Apparel ●q	2,421	14
American Axle & Manufacturing Holdings q	3,373	20
American Greetings, Class A q	3,533	52
American Public Education ●q	787	36
America's Car-Mart ●	717	14
Amerigon ●	1,601	11
Ameristar Casinos q	1,838	24
Andersons q	1,309	59
Arbitron	1,940	91
ArvinMeritor q	5,397	75
Asbury Automotive Group	2,282	23
ATC Technology ●	1,555	39
Avatar Holdings ●q	437	14
Bally Technologies ●q	4,007	127
Beazer Homes USA q	2,701	17
Bebe Stores q	2,744	28
Belo, Class A q	6,528	44
Big 5 Sporting Goods	1,718	14
BJ's Restaurants ●	1,135	12
Blockbuster, Class A ●q	13,248	37
Blount International ●	2,851	32
Blue Nile ●q	987	38
Bluegreen ●	934	11
BLYTH q	1,782	26
Bob Evans Farms	2,114	61
Borders Group q	4,325	21
Brookfield Homes q	966	13
Brown Shoe q	3,147	51
Brunswick q	6,262	81
Buckle	1,105	57
Buffalo Wild Wings ●q	1,272	42
Build-A-Bear Workshop ●q	1,170	8
Cabelas ●q	2,808	33
Cache ●	853	12
California Pizza Kitchen ●	1,737	23
Callaway Golf	4,844	61
Capella Education Company ●q	1,042	54
Carters ●	4,046	67
Casual Male Retail Group ●	2,664	11
Cato, Class A q	2,032	36
Cavco Industries ●	462	16
CBRL Group q	1,535	37
CEC Entertainment ●	1,581	55
Champion Enterprise ●	5,620	22
Charlotte Russe Holding ●	1,413	18
Charming Shoppes ●q	8,114	44
Charter Communications, Class A ●q	28,388	32
Cheesecake Factory ●q	4,795	67
Cherokee	594	12
Chico's FAS ●q	12,925	72
Children's Place Retail Stores ●	1,710	65
China Direct ●	487	4
Christopher & Banks q	2,583	22
Churchill Downs	684	26
Cinemark Holdings q	1,951	29
Circuit City Stores q	12,070	24
Citadel Broadcasting ●q	12,466	11
Citi Trends ●q	1,020	24
CKE Restaurants	3,893	48
CKX ●	3,806	30
Coinstar ●q	2,012	69
Coldwater Creek ●q	4,069	27
Collective Brands ●q	4,625	60
Columbia Sportswear q	895	33
Conn's ●q	699	11
Cooper Tire & Rubber q	4,261	39
Core Mark Holding ●	598	16
Corinthian Colleges ●q	6,237	98
Courier	801	14
Cox Radio ●	2,105	21
Crocs ●q	6,096	27
Crown Media Holdings, Class A ●q	1,767	7
CSS Industries	538	15
Cumulus Media, Class A ●q	2,367	7
Dana Holding ●q	7,250	46
Deckers Outdoor ●q	956	108
Denny's ●	7,982	21
DG Fastchannel ●	1,091	19
Dillard's, Class A q	4,079	41
DineEquity q	1,211	28
Dolan Media ●	1,567	33
Domino's Pizza ●q	2,714	35
Dorman Products ●	784	9
Dover Downs Gaming & Entertainment	942	8
Dover Motorsports	1,083	5
Dress Barn ●q	3,295	53
Drew Industries ●q	1,425	21
Drugstore.com q	5,974	13
DSW ●q	1,048	14
Einstein Noah Restaurant Group ●	314	4
Entercom Communications q	2,069	13
Entravision Communications ●	4,525	14
Ethan Allen Interiors q	1,663	42
Exide Technologies ●q	5,511	87
FGX International Holdings Limited ●	994	12
Finish Line, Class A ●	3,105	34
Fisher Communications ●	409	15
Fleetwood Enterprises ●q	4,872	14
Fossil ●q	3,322	89
Fred's q	2,924	38
Fuel Systems Solutions ●	885	33
Fuqi International ●	697	6
Furniture Brands International q	3,338	40
Gaiam, Class A ●	1,277	19
Gatehouse Media q	2,261	1
Gaylord Entertainment ●q	2,992	90
Genesco ●q	1,396	41
GenTek ●	618	18
G-iii Apparel Group ●	968	15
Global Sources ●q	1,242	17
Gray Television	3,058	8
Great Wolf Resorts ●q	1,961	8
Group 1 Automotive q	1,677	33
GSI Commerce ●q	1,678	26
Gymboree ●q	2,059	77
Harte-Hanks q	2,624	33
Haverty Furniture q	1,350	15
Hayes Lemmerz International ●	7,228	17
Helen of Troy ●q	2,079	43
hhgregg ●q	892	9
Hibbett Sports ●q	2,187	46
Hooker Furniture	657	11
Hot Topic ●	3,202	20
Hovnanian Enterprises, Class A ●q	3,356	24
Iconix Brand Group ●q	4,223	51
Idearc	10,538	14
Insight Enterprises ●	3,434	44
Interactive Data	2,347	68
Interface, Class A q	3,856	46
iRobot ●q	1,279	18
Isle of Capri Casinos ●q	1,132	7
J. Crew Group ●	3,103	89
Jack in the Box ●q	4,304	93
JAKKS Pacific ●	2,006	44
Jo-Ann Stores ●q	1,815	40
Jos. A. Bank Clothiers ●q	1,301	29
Journal Communications, Class A	2,895	14
K12 ●	449	11
Kenneth Cole Productions	692	10
Kimball International	2,283	24
Knology ●	2,053	21
Krispy Kreme Doughnuts ●q	4,526	20
K-Swiss, Class A q	1,927	30
Landry's Restaurants q	849	12
La-Z-Boy q	3,520	26
LeapFrog Enterprises ●	2,610	25
Lear ●	5,079	73
Lee Enterprises q	3,185	10
Libbey	983	9
Life Time Fitness ●q	2,551	76
Lin TV, Class A ●	1,865	11
Live Nation ●q	5,418	68
Lodgian ●	1,271	9
Luby's ●	1,542	11
Lululemon Athletica ●q	1,288	29
Lumber Liquidators ●q	672	10
M/I Homes q	1,015	19
Maidenform Brands ●	1,611	25
Marcus q	1,450	23
Marine Products q	1,141	8
MarineMax ●q	1,037	7
Martha Stewart Living ●q	1,824	13
Marvel Entertainment ●q	3,605	125
Matthews International, Class A q	2,384	119
McClatchy q	4,068	17
Media General, Class A q	1,536	19
Mediacom Communications ●	3,986	23
Men's Wearhouse q	3,781	75
Meritage Homes ●q	2,195	40
Midas ●	1,017	15
Modine Manufacturing	2,364	41
Monarch Casino & Resort ●q	901	11
Monro Muffler Brake	1,248	23
Morgans Hotel Group ●q	1,930	28
Movado Group	1,174	25
National Cinemedia	3,082	39
National Presto Industries q	321	23
Nautilus q	2,239	11
Netflix ●q	2,956	91
New York & Company ●	1,725	17
NutriSystem q	2,238	38
O'Charleys	1,902	21
Orbitz Worldwide ●q	2,649	16
Outdoor Channel Holdings ●	1,164	8
Overstock.com ●q	1,122	20
Oxford Industries	1,030	22
P.F. Chang's China Bistro ●q	1,638	43
Pacific Sunwear of California ●q	5,199	45
Palm Harbor Homes ●q	836	7
Papa John's International ●	1,462	41
PC Mall ●	791	7
Pep Boys - Manny, Moe & Jack q	3,091	23
Perry Ellis International ●	790	17
PetMed Express ●q	1,697	25
Pier 1 Imports ●q	6,443	24
Pinnacle Entertainment ●q	4,392	50
Playboy Enterprises, Class B ●	1,742	8
Polaris Industries q	2,466	106
Pool q	3,503	77
Prestige Brand Holdings ●q	2,247	22
Primedia	3,018	12
Quantum Fuel Systems Technologies Worldwide ●q	4,960	9
Quiksilver ●q	9,232	71
R.H. Donnelley & Sons ●	4,919	8
Raser Technologies ●q	3,301	33
RC2 ●q	1,219	28
RCN ●	2,692	33
Red Robin Gourmet Burgers ●q	1,294	32
Regis q	3,037	85
Rent-A-Center ●q	4,888	104
Retail Ventures ●	2,067	9
Rex Stores ●	636	8
Rick's Cabaret International ●	432	7
Riviera Holdings ●	695	6
Ruby Tuesday q	3,747	26
Russ Berrie and Company ●	1,148	11
Ruth's Chris Steak House ●q	1,344	6
Ryland Group q	3,105	64
Sally Beauty Holdings ●q	6,825	50
Sauer-Danfoss	850	25
Scholastic q	2,087	54
Sealy q	3,092	21
Shoe Carnival ●q	669	10
Shuffle Master ●q	2,645	13
Shutterfly ●	1,407	13
Sinclair Broadcast Group, Class A	3,477	26
Six Flags ●q	5,265	6
Skechers U.S.A., Class A ●	2,405	45
Skyline	507	13
Smith & Wesson ●	2,686	12
Sonic ●q	4,360	66
Sonic Automotive, Class A q	1,985	20
Spartan Motors q	2,375	13
Speedway Motorsports	948	18
Stage Stores	2,808	42
Stamps.com ●	1,192	16
Standard-Pacific q	7,403	25
Steak 'N Shake ●q	2,025	14
Stein Mart q	1,838	8
Steiner Leisure ●	1,201	37
Steinway Musical Instruments ●	658	18
Steven Madden ●	1,294	29
Stoneridge ●	981	13
Superior Industries International q	1,647	28
SYMS q	475	8
Systemax q	797	13
Talbots q	1,769	25
Tempur-Pedic International q	5,404	51
Tenneco Automotive ●q	3,414	49
Texas Roadhouse, Class A ●q	4,031	37
thinkorswim Group ●	3,766	30
Timberland, Class A ●q	3,502	50
TiVo ●	7,287	56
Town Sports International Holdings ●	1,266	13
Tractor Supply ●q	2,441	93
Triarc, Class B q	4,569	25
True Religion Apparel ●q	1,250	32
Tuesday Morning ●q	2,107	8
Tupperware q	4,485	175
Tween Brands ●q	1,774	24
Ulta Salon, Cosmetics & Fragrance ●q	1,452	14
Under Armour ●q	2,414	70
Unifi ●	3,228	10
UniFirst	1,027	46
Universal Electronics ●	1,031	23
Vail Resorts ●q	2,264	91
Valassis Communications ●q	3,477	31
VistaPrint ●q	3,234	83
Visteon ●	9,599	27
Volcom ●q	1,331	24
Warnaco Group ●q	3,334	140
Westwood One ●	4,797	6
Wet Seal, Class A ●q	6,583	29
Weyco Group q	519	15
Winnebago Industries q	2,198	28
Wonder Auto Technology ●	1,051	9
WMS Industries ●q	3,215	91
Wolverine World Wide	3,601	96
World Wrestling Entertainment q	1,609	26
Xerium Technologies q	1,483	7
Zale ●q	2,569	57
Zumiez ●q	1,439	21
		9,704
Consumer Staples - 2.9%
Agfeed Industries ●	1,419	20
Alico	330	14
Alliance One International ●	7,019	31
American Dairy ●q	520	6
American Oriental Bioengineering ●q	4,521	43
Arden Group, Class A	83	12
B & G Foods	1,437	13
Boston Beer, Class A ●q	602	27
Cadiz ●q	796	16
Calavo Growers q	741	8
Cal-Maine Foods q	938	36
Casey's General Stores q	3,715	91
Central Garden & Pet, Class A ●	4,657	19
Chattem ●q	1,258	81
China Sky One Med ●q	530	6
Chiquita Brands International ●q	3,132	48
Coca-Cola Bottling	346	12
Darling International ●q	5,969	97
Diamond Foods	1,147	28
Elizabeth Arden ●	1,690	28
Farmer Brothers	456	12
Flowers Foods q	5,280	159
Fresh Del Monte Produce ●q	2,999	63
Great Atlantic & Pacific Tea ●q	2,521	40
Green Mountain Coffee Roasters ●q	1,308	48
Griffin Land & Nurseries	244	8
Hain Celestial Group ●q	2,897	76
HQ Sustainable Maritime Industries ●	476	7
Imperial Sugar	903	13
Ingles Markets, Class A	889	22
Inter Parfums	1,004	15
J&J Snack Foods q	1,047	33
Lancaster Colony	1,422	46
Lance q	2,118	39
Lifeway Foods ●	346	5
Longs Drug Stores q	2,226	104
M & F Worldwide ●q	911	35
Mannatech q	1,380	9
Maui Land & Pineapple ●	372	11
Nash-Finch q	912	36
National Beverage ●	714	6
Nu Skin Enterprises, Class A	3,472	56
Omega Protein ●	1,313	20
Pantry ●q	1,559	25
Peet's Coffee & Tea ●q	1,034	20
Pilgrim's Pride q	3,304	40
PriceSmart	1,032	24
Ralcorp Holdings ●q	1,746	94
Reddy Ice Holdings q	1,278	16
Ruddick q	3,010	93
Sanderson Farms q	1,450	58
Schiff Nutrition International	684	4
Seaboard	27	49
Smart Balance ●	4,479	33
Spartan Stores q	1,780	42
Spectrum Brands ●q	2,712	7
Star Scientific ●q	4,711	8
Susser Holdings ●	556	7
Synutra International ●q	742	27
Tootsie Roll Industries q	2,249	59
Treehouse Foods ●	2,147	58
United Natural Foods ●q	3,141	60
Universal	1,977	102
USANA Health Sciences ●	592	20
Vector Group q	2,137	38
Village Super Market	208	9
WD-40 Company	1,116	38
Weis Markets	808	31
Winn Dixie Stores ●q	3,961	63
Zhongpin ●q	1,319	15
		2,539
Energy - 6.8%
Abraxas Petroleum ●	3,001	11
Allis Chalmers Energy ●q	2,052	32
Alon USA Energy q	792	7
American Oil & Gas ●	2,622	8
APCO Argentina	276	8
Approach Resources ●	658	13
Arena Resources ●	2,574	105
Arlington Tankers q	416	8
Atlas America	2,473	92
ATP Oil & Gas ●q	2,035	58
Aventine Renewable Energy ●q	2,082	14
Basic Energy Services ●q	2,985	80
Berry Petroleum, Class A q	3,126	135
Bill Barrett ●q	2,683	110
BMB Munai ●q	2,668	13
Bois d'Arc Energy ●	1,387	30
Bolt Technology ●	616	14
BPZ Energy ●q	4,395	79
Brigham Exploration ●q	3,708	52
Bristow Group ●q	1,396	63
Bronco Drilling ●	1,754	31
Cal Dive International ●	3,238	35
Callon Petroleum ●	1,634	38
Cano Petroleum ●	2,835	11
Carbo Ceramics q	1,449	79
Carrizo Oil & Gas ●	2,001	101
Cheniere Energy ●q	3,471	11
Clayton Williams Energy ●	400	37
Clean Energy Fuels ●	1,576	21
Complete Production Services ●q	3,516	112
Comstock Resources ●	3,336	204
Concho Resources ●q	3,645	119
Contango Oil & Gas Company ●	962	82
Crosstex Energy q	2,909	93
CVR Energy ●	1,644	26
Dawson Geophysical ●	607	40
Delek US Holdings	959	8
Delta Petroleum ●q	4,551	87
DHT Maritime q	2,620	25
Double Eagle Petroleum ●	583	9
Dril-Quip ●	2,211	120
Endeavour International ●	8,129	14
Energy Partners ●	2,281	27
Energy XXI (Bermuda) ●	7,214	38
Evergreen Energy ●q	6,122	10
EXCO Resources ●q	10,478	273
FX Energy ●q	2,881	20
Gasco Energy ●	6,702	17
General Maritime	1,959	53
GeoGlobal Resources ●q	2,715	11
Geokinetics ●	470	8
Geomet ●	1,182	8
Georesources ●	393	6
GMX Resources ●q¥	1,072	63
Golar LNG q	2,418	44
Goodrich Petroleum ●q	1,527	70
Gran Tierra Energy ●q	6,992	35
Greenhunter Energy ●	307	5
Grey Wolf ●q	13,835	118
Gulf Island Fabrication q	870	39
GulfMark Offshore ●	1,478	74
Gulfport Energy ●q	1,875	27
Harvest Natural Resources ●	2,602	26
Hornbeck Offshore Services ●q	1,707	76
Houston American Energy ●	1,066	10
ICO ●q	1,980	10
International Coal Group ●q	9,316	98
Ion Geophysical ●q	6,194	99
James River Coal ●	1,855	80
Kayne Anderson Energy q	681	15
Knightsbridge Tankers	1,181	38
Lufkin Industries	1,117	100
Matrix Service ●q	1,882	42
McMoRan Exploration ●q	3,697	99
Meridian Resource ●	6,277	20
Mitcham Industries ●	701	11
Natco Group ●q	1,430	68
National Coal ●	1,836	13
Natural Gas Services Group ●	865	22
Newpark Resources ●q	6,582	48
NGP Capital Resources q	1,311	21
Northern Oil & Gas ●q	1,402	13
Oilsands Quest ●q	12,084	54
Pacific Ethanol ●q	3,162	6
Panhandle Oil And Gas	524	19
Parallel Petroleum ●q	2,994	49
Parker Drilling ●	8,173	66
Penn Virginia q	3,047	185
Petrocorp, escrow shares ●q§	2,040	-
Petroleum Development ●q	1,075	59
PetroQuest Energy ●q	3,444	72
PHI ●	947	38
Pioneer Drilling ●q	3,648	58
PrimeEnergy ●	67	4
Quest Resource ●	1,433	13
RAM Energy Resources ●	2,577	12
Rentech ●q	12,145	23
Resource America, Class A	938	11
Rex Energy ●	1,228	24
Rosetta Resources ●q	3,694	87
RPC q	2,370	41
Ship Finance International	2,976	88
Stone Energy ●	2,086	106
SulphCo ●q	3,853	12
Superior Well Services ●	1,193	38
Swift Energy ●q	2,237	114
T-3 Energy Services ●	914	63
Teekay Tankers, Class A q	965	22
Toreador Resources ●q	1,239	9
Tri Valley ●q	1,603	11
Trico Marine Service ●q	777	20
TXCO Resources ●q	2,535	24
Union Drilling ●	1,004	19
Vaalco Energy ●	4,626	30
Venoco ●	1,484	25
VeraSun Energy ●q	7,336	45
Warren Resources ●	4,196	49
Western Refining	2,135	17
Westmoreland Coal ●	680	16
W-H Energy Services ●	2,267	207
Willbros Group ●q	2,846	107
World Fuel Services	2,014	49
		5,982
Financials - 17.1%
1st Source	1,092	26
Abington Bancorp	1,748	17
Acadia Realty Trust - REIT q	2,239	51
Advance America Cash Advance Centers q	3,222	18
Advanta, Class B	2,737	22
Agree Realty - REIT q	571	17
Alexander's - REIT ●q	167	59
Ambac Financial Group q	21,012	53
AmCOMP ●	920	9
AMCORE Financial	1,733	11
American Campus Communities - REIT q	2,850	83
American Capital Agency	714	11
American Equity Investment Life Holding q	4,405	39
American Physicians Capital	647	32
American Safety Insurance Holdings ●	759	11
Ameris Bancorp	906	10
Amerisafe ●	1,303	24
Ames National q	460	11
Ampal-American Israel, Class A ●	1,441	8
Amtrust Financial Services	1,154	17
Anchor Bancorp	1,490	11
Anthracite Capital - REIT q	4,613	29
Anworth Mortgage Asset - REIT q	5,897	35
Apollo Investment q	10,418	166
Arbor Realty Trust - REIT q	1,014	11
Ares Capital q	6,946	79
Argo Group International Holdings ●q	2,250	77
Arrow Financial	660	15
Ashford Hospitality Trust - REIT	8,560	34
Aspen Insurance Holdings	6,071	154
Associated Estates Realty - REIT	1,036	15
Assured Guaranty q	4,230	48
Baldwin & Lyons, Class B	550	12
BancFirst	539	25
Banco Latinoamericano de Exportaciones	1,861	34
BancTrust Financial Group q	1,253	9
Bank Mutual	3,874	45
Bank of the Ozarks q	901	18
BankFinancial	1,176	17
Banner	1,028	10
Beneficial Mutual Bancorp ●	2,341	28
Berkshire Hills Bancorp q	767	20
BGC Partners, Class A ●	2,100	15
BioMed Realty Trust q	5,190	134
Blackrock Kelso Capital	929	9
Boston Private Financial q	2,821	22
Broadpoint Securities ●	1,727	4
Brookline Bancorp q	4,351	42
Bryn Mawr Bank	491	12
Calamos Asset Management	1,764	36
Camden National	550	17
Capital City Bank Group q	1,147	27
CapLease - REIT q	2,222	17
Capital Southwest q	231	30
Capital Trust - REIT q	1,192	18
Capitol Bancorp q	1,110	15
Capstead Mortgage - REIT	3,832	42
Cardinal Financial	1,727	15
Cardtronics ●	859	7
Care Investment Trust - REIT	949	10
Cascade Bancorp q	1,769	13
Cash America International q	2,134	90
Castlepoint Holdings	2,392	22
Cathay General Bancorp q	3,607	58
Cedar Shopping Centers - REIT q	3,171	40
Centerstate Banks of Florida q	660	9
Central Pacific Financial q	2,122	24
Chemical Financial q	1,723	46
Chimera Investment - REIT q	2,440	19
Citizens ●q	2,670	20
Citizens & Northern	641	15
Citizens Banking q	5,221	18
City Bank q	984	9
City Holdings	1,384	62
Clifton Savings Bancorp	1,222	13
CNA Surety ●	1,289	17
CoBiz q	1,442	14
Cogdell Spencer - REIT	754	14
Cohen & Steers q	1,228	31
Colonial BancGroup q	14,785	98
Colonial Properties Trust - REIT q	3,390	68
Columbia Banking System q	1,245	19
Community Bank System q	2,554	60
Community Trust Bancorp	1,051	32
Compass Diversified Trust	1,481	17
CompuCredit ●q	1,406	9
Consolidated-Tomoka Land	423	17
Corporate Office Properties Trust - REIT q	2,824	110
Corus Bankshares q	2,682	10
Cousins Properties - REIT q	3,367	74
Crawford & Company ●q	1,725	18
Credit Acceptance ●q	343	6
CVB Financial q	4,522	51
Danvers Bancorp q	1,275	15
Darwin Professional ●	548	17
DCT Industrial Trust - REIT q	12,410	105
Delphi Financial Group, Class A	2,987	75
Diamond Hill Investment Group ●	147	14
DiamondRock Hospitality - REIT q	6,776	62
Dime Community Bancshares q	1,714	29
Dollar Financial ●q	1,732	34
Donegal Group, Class A q	1,291	23
Doral Financial ●q	389	5
Downey Financial q	1,204	3
DuPont Fabros Technology - REIT	1,148	19
East West Bancorp q	4,535	54
EastGroup Properties - REIT q	1,634	76
Education Realty Trust - REIT	1,971	22
eHealth ●	1,781	26
EMC Insurance Group	450	11
Employers Holdings	2,882	51
Encore Bancshares ●	460	8
Encore Capital Group ●	1,132	14
Enstar Group ●	485	49
Enterprise Financial Services q	746	16
Entertainment Properties Trust - REIT q	2,189	117
Epoch Holdings	730	9
Equity Lifestyle Properties - REIT q	1,712	82
Equity One - REIT q	3,212	62
Essa Bancorp	1,214	16
Evercore Partners q	721	9
Extra Space Storage - REIT q	5,679	80
Ezcorp ●	2,851	51
F.N.B. q	5,955	67
Farmers Capital Bank	443	13
FBL Financial Group, Class A	916	19
FBR Capital Markets - REIT ●q	2,112	12
FCStone Group ●	1,662	32
Federal Agricultural Mortgage, Class C	746	21
FelCor Lodging Trust - REIT q	4,551	36
Financial Federal q	1,891	44
Financial Institutions	784	15
First Acceptance ●	1,440	5
First Bancorp	619	11
First Bancorp - North Carolina q	966	15
First Bancorp of Puerto Rico q	5,209	46
First Busey q	1,816	26
First Cash Financial Services ●q	1,445	28
First Commonwealth Financial - Pennsylvania q	5,095	58
First Community Bancshares - Nevada	765	27
First Financial - Indiana	904	34
First Financial Bancorp - Ohio q	2,605	29
First Financial Bankshares q	1,545	71
First Financial Holdings	1,054	21
First Financial Northwest	1,634	16
First Industrial Realty Trust - REIT q	3,127	78
First Marblehead q	4,941	12
First Merchants	1,254	26
First Mercury Financial ●	847	14
First Midwest Bancorp q	3,419	70
First Niagara Financial Group q	8,036	112
First Place Financial	1,254	14
First Potomac Realty Trust - REIT	1,507	24
First South Bancorp q	581	11
FirstBank, fractional share ●§	0.29	-
FirstFed Financial ●q	928	7
FirstMerit q	5,545	109
Flagstar Bancorp q	2,882	13
Flagstone Reinsurance Holdings q	908	11
Flushing Financial	1,930	34
Forestar Real Estate Group ●	2,546	46
Fox Chase Bancorp ●	452	5
FPIC Insurance Group ●	667	33
Franklin Street Properties - REIT q	3,932	48
Friedman Billings Ramsey Group - REIT	11,028	19
Frontier Financial q	3,443	40
FX Real Estate & Entertainment ●	705	1
GAMCO Investors	541	24
Getty Realty - REIT	1,760	33
GFI Group	4,841	49
Glacier Bancorp q	3,952	86
Gladstone Capital q	1,544	26
Gladstone Investment	1,578	12
Glimcher Realty Trust - REIT	2,748	26
Gramercy Capital - REIT	2,976	20
Greene County Bancshares q	929	13
Greenhill & Company q	1,385	85
Greenlight Capital ●q	1,595	33
Grubb & Ellis	2,662	9
Guaranty Bancorp ●	3,790	20
Guaranty Financial Group ●q	2,662	9
Hallmark Financial Services ●	247	2
Hancock Holding q	1,846	83
Hanmi Financial	3,239	17
Harleysville Group	1,040	37
Harleysville National q	1,972	28
Harris & Harris Group ●	1,667	11
Hatteras Financial - REIT	821	19
Healthcare Realty Trust - REIT q	3,716	108
Heartland Financial USA	1,121	23
Hercules Technology Growth Capital	2,349	23
Heritage Commerce	1,036	11
Hersha Hospitality Trust - REIT	3,028	22
Highwoods Properties - REIT q	4,002	146
Hilb, Rogal & Hobbs	2,633	114
Hilltop Holdings ●	3,446	36
Home Bancshares	877	23
Home Properties - REIT q	2,556	141
Horace Mann Educators	3,646	51
IBERIABANK	833	43
Independence Holdings	507	6
Independent Bank	1,157	30
Infinity Property & Casualty	1,202	54
Inland Real Estate q	4,007	60
Integra Bank	1,495	12
Interactive Brokers Group ●q	2,974	83
International Assets Holding ●	301	10
International Bancshares q	3,690	91
Investors Bancorp ●	2,843	43
Investors Real Estate Trust - REIT q	3,398	36
IPC Holdings q	3,902	125
JER Investment Trust- REIT q	1,665	10
Kansas City Life Insurance	327	17
KBW ●q	2,023	53
Kearny Financial	1,474	19
Kite Realty Group Trust - REIT	2,157	27
Knight Capital Group, Class A ●q	7,102	116
Kohlberg Capital	1,238	11
LaBranche ●	4,010	28
Ladenburg Thalman Financial Services ●q	7,472	13
Lakeland Bancorp q	1,778	20
Lakeland Financial	897	18
LandAmerica Financial Group q	1,087	13
LaSalle Hotel Properties - REIT q	2,895	66
Lexington Corporate Properties Trust - REIT q	5,078	73
Life Partners Holdings q	424	9
LTC Properties - REIT	1,445	42
Maguire Properties - REIT q	2,929	32
Maiden Holdings q	3,380	24
MainSource Financial Group	1,361	24
MarketAxess Holdings ●q	2,237	22
Max Capital Hamilton q	4,182	98
MB Financial q	2,484	61
MCG Capital q	5,407	26
Meadowbrook Insurance Group	2,679	17
Medallion Financial	1,062	11
Medical Properties Trust - REIT q	4,862	54
Meridian Interstat Bancorp ●	761	8
Meruelo Maddux Properties ●	3,137	6
MFA Mortgage Investments - REIT	10,852	70
Mid-America Apartment Communities - REIT	1,899	109
Midwest Banc Holdings	1,607	9
Mission West Properties - REIT	1,231	12
Montpelier Holdings	7,019	110
Move ●	9,175	21
MVC Capital	1,666	23
Nara Bancorp q	1,612	17
NASB Financial q	347	9
National Financial Partners q	2,894	60
National Health Investors - REIT	1,598	49
National Interstate	372	7
National Penn Bancshares, fractional share ●§	0.50	-
National Penn Bancshares q	5,937	80
National Retail Properties - REIT q	5,252	111
National Western Life Insurance, Class A	153	36
Navigators Group ●	878	42
NBT Bancorp	2,367	59
Nelnet, Class A q	1,222	13
NewAlliance Bancshares	8,222	107
Newcastle Investment - REIT q	3,774	23
Newstar Financial ●	1,711	9
Northfield Bancorp ●	1,407	16
NorthStar Realty Finance - REIT q	4,349	36
Northwest Bancorp q	1,420	37
NYMAGIC	305	6
OceanFirst Financial	632	11
Ocwen Financial ●q	2,817	17
Odyssey RE Holdings	1,946	76
Old National Bancorp q	4,565	69
Old Second Bancorp q	995	15
OMEGA Healthcare Investors - REIT q	4,949	85
optionsXpress Holdings q	3,102	77
Oriental Financial Group	1,737	30
Oritani Financial ●	928	15
Pacific Capital Bancorp q	3,233	42
Pacific Continental	763	9
Pacwest Bancorp q	1,747	33
Park National q	832	52
Parkway Properties - REIT q	1,228	43
Patriot Capital Funding q	1,498	11
Peapack-Gladstone Financial q	594	16
PennantPark Investment	1,365	9
Pennsylvania Commerce Bancorp ●	371	9
Pennsylvania Real Estate - REIT	2,203	41
Penson Worldwide ●	1,202	22
Peoples Bancorp - Ohio	807	15
Phoenix Companies q	8,278	81
Pinnacle Financial Partners ●q	1,616	41
Piper Jaffray Companies ●q	1,416	50
Platinum Underwriters Holdings q	3,553	128
PMA Capital ●	2,454	25
PMI Group	5,807	15
Post Properties - REIT q	3,232	103
Potlatch - REIT q	2,911	136
PremierWest Bancorp q	1,385	10
Presidential Life	1,469	24
Primus Guaranty ●	1,696	7
PrivateBancorp q	1,304	39
ProAssurance ●q	2,133	104
ProCentury	960	16
Prospect Capital q	1,875	25
Prosperity Bancshares	2,803	90
Provident Bankshares q	2,205	20
Provident Financial Services q	4,183	61
Provident New York Bancorp	3,080	38
PS Business Parks - REIT q	1,199	63
Pzena Investment Management q	451	4
Quanta Capital Holdings q	5,015	14
Radian Group	5,751	10
RAIT Financial Trust - REIT q	4,540	30
Ramco-Gershenson Properties Trust - REIT q	1,645	36
Realty Income - REIT q	6,867	173
Redwood Trust - REIT q	2,349	51
Renasant q	1,498	27
Republic Bancorp - Kentucky, Class A	764	24
Resource Capital - REIT	1,478	10
Riskmetrics Group ●	1,574	28
RLI q	1,442	79
Rockville Financial q	971	14
Roma Financial	627	10
S&T Bancorp	1,703	57
Safety Insurance Group q	1,045	44
Sanders Morris Harris Group q	1,324	10
Sandy Spring Bancorp q	1,195	20
Santander Bancorp	334	4
Saul Centers - REIT	835	40
SCBT Financial q	721	25
SeaBright Insurance Holdings ●	1,194	14
Seacoast Banking q	1,295	11
Selective Insurance Group q	4,103	89
Senior Housing Properties Trust - REIT q	6,788	143
Shore Bancshares	601	13
Sierra Bancorp q	538	10
Signature Bank ●q	2,182	64
Simmons First National, Class A	962	29
Smithtown Bancorp q	704	13
South Financial Group q	5,098	31
Southside Bancshares q	956	19
Southwest Bancorp - Oklahoma	1,168	16
Sovran Self Storage - REIT q	1,398	58
State Auto Financial	1,276	37
State Bancorp q	1,024	13
StellarOne q	1,615	27
Sterling Bancorp	1,615	23
Sterling Bancshares q	5,158	50
Sterling Financial - Washington q	3,755	28
Stewart Information Services q	1,490	26
Stifel Financial ●	1,725	73
Strategic Hotels & Resorts - REIT q	5,451	43
Stratus Properties ●	443	12
Suffolk Bancorp	794	25
Sun Bancorp - New Jersey ●	1,288	14
Sun Communities - REIT q	1,748	30
Sunstone Hotel Investors - REIT	3,681	48
Susquehanna Bancshares q	6,221	89
SVB Financial ●q	2,364	136
SWS Group	1,820	34
SY Bancorp	1,072	28
Tanger Factory Outlet Centers - REIT q	2,691	100
Tejon Ranch ●	827	25
Texas Capital Bancshares ●q	1,931	31
Thomas Properties Group	1,639	14
Thomas Weisel Partners Group ●	1,512	9
Tompkins Trustco	446	19
Tower Group	1,607	37
Townebank Portsmouth q	1,485	26
TradeStation Group ●q	2,326	25
TriCo Bancshares	1,308	20
TrustCo Bank Corporation of New York q	5,134	45
Trustmark q	3,383	61
UCBH Holdings q	7,899	36
UMB Financial q	2,222	122
Umpqua Holdings q	4,402	60
Union Bankshares	1,265	28
United American Indemnity ●	1,691	22
United Bankshares q	2,774	70
United Capital ●	131	3
United Community Banks q	2,874	31
United Community Financial	1,817	10
United Financial Bancorp	1,271	15
United Fire & Casualty	1,628	44
United Security Bancshares q	572	9
Universal American Financial ●	2,851	30
Universal Health Realty Income Trust - REIT	1,196	42
Univest Corporation of Pennsylvania q	1,071	28
Urstadt Biddle Properties, Class A - REIT	2,213	37
US Global Investors ●q	916	14
U-Store-It Trust - REIT q	3,628	42
Validus Holdings	4,654	106
Viewpoint Financial	800	13
W Holding Company q	7,958	6
Washington Real Estate Investment Trust - REIT q	3,108	106
Washington Trust Bancorp	774	18
Wauwatosa Holdings ●	509	6
WesBanco	1,921	44
West Bancorp q	1,245	15
West Coast Bancorp - Oregon	1,397	15
Westamerica Bancorporation q	2,073	108
Western Alliance Bancorp ●q	1,212	12
Westfield Financial	1,247	12
Westwood Holdings	384	18
Wilshire Bancorp	1,643	20
Winthrop Realty Trust - REIT	3,125	13
Wintrust Financial q	1,671	35
World Acceptance ●q	1,192	39
WSFS Financial	479	26
Yadkin Valley Financial q	820	13
Zenith National Insurance q	2,736	94
		14,968
Healthcare - 12.8%
Abaxis ●q	1,568	31
ABIOMED ●	2,176	39
ACADIA Pharmaceuticals ●	2,388	7
Accuray ●q	2,580	22
Acorda Therapeutics ●q	2,392	78
Acura Pharmaceuticals ●q	583	4
Adolor ●	3,291	13
Affymax ●	749	15
Affymetrix ●q	5,085	40
Air Methods ●	832	24
Akorn ●q	4,076	21
Albany Molecular Research ●	1,825	28
Alexion Pharmaceuticals ●q	2,814	264
Alexza Pharmaceuticals ●	1,418	8
Align Technology ●q	4,540	45
Alkermes ●q	6,893	109
Alliance Imaging ●	1,869	18
Allos Therapeutics ●	3,787	36
Allscripts Healthcare Solutions ●q	4,179	50
Almost Family ●	455	15
Alnylam Pharmaceuticals ●q	2,605	91
Alpharma, Class A ●q	3,000	68
Alphatec Holdings ●	1,782	9
AMAG Pharmaceuticals ●	1,244	51
Amedisys ●q	1,917	123
American Medical Systems ●q	5,183	85
AMERIGROUP ●	3,873	98
Amicus Therapeutics ●	317	5
AMN Healthcare Services ●	2,528	48
Amsurg, Class A ●q	2,068	55
Analogic	965	71
AngioDynamics ●	1,729	27
Apria Healthcare Group ●	3,173	61
Ardea Biosciences ●	771	10
Arena Pharmaceuticals ●	5,280	36
Ariad Pharmaceuticals ●	4,784	16
ArQule ●	2,970	11
Array BioPharma ●	3,439	27
ArthroCare ●q	2,009	42
Assisted Living Concept ●	4,140	24
Athenahealth ●q	1,476	45
Atrion	107	12
Auxilium Pharmaceuticals ●q	2,942	109
Avant Immunotherapeutics ●q	1,067	17
Biodel ●q	767	13
BioForm Medical ●	1,563	8
Biomimetic Therapeutics ●	948	13
Bio-Rad Laboratories, Class A ●	1,283	114
Bio-Reference Labs ●	923	24
BMP Sunstone ●q	2,066	11
Bruker BioSciences ●	4,212	58
Cadence Pharmaceuticals ●q	1,440	15
Caliper Life Sciences ●	3,416	14
Cantel Medical ●	814	8
Capital Senior Living ●	1,767	12
Caraco Pharmaceutical Laboratories ●	1,095	15
Cardiac Science ●	1,390	12
Cardionet ●	321	9
Celera ●q	5,787	79
Cell Genesys ●q	6,139	19
Centene ●	3,140	70
Cepheid ●q	4,170	71
Chemed q	1,769	76
Chindex International ●	789	12
Clinical Data ●	741	13
Columbia Labs ●	3,347	14
Computer Programs & Systems	596	15
Conceptus ●q	2,159	37
CONMED ●	1,936	59
Corvel ●	620	20
Cougar Biotechnology ●	1,066	36
Cross Country Healthcare ●	2,180	35
CryoLife ●	1,989	27
Cubist Pharmaceuticals ●q	4,079	92
CV Therapeutics ●	4,320	40
Cyberonics ●q	1,739	48
Cynosure ●q	683	17
Cypress Bioscience ●q	2,683	23
Cytokinetics ●	2,451	13
Cytori Therapeutics ●	1,424	10
Datascope q	922	43
Dendreon ●q	6,663	39
DepoMed ●	3,434	13
Dexcom ●	1,875	13
Discovery Laboratories ●q	7,082	13
Durect ●q	5,364	24
Dyax ●	3,975	17
Eclipsys ●q	3,886	86
Emergency Medical Services ●q	639	17
Emergent Biosolutions ●	967	13
Emeritus ●	1,407	24
Ensign Group	594	7
Enzo Biochem ●	2,297	33
Enzon ●q	2,983	24
eResearchTechnology ●	3,166	46
ev3 ●q	5,025	48
Exactech ●	503	14
Exelixis ●q	7,700	54
Five Star Quality Care ●	2,275	10
Genomic Health ●q	952	21
Genoptix ●q	594	17
Gentiva Health Services ●q	1,992	51
Geron ●	5,636	25
Greatbatch ●q	1,632	33
GTx ●q	1,347	25
Haemonetics ●	1,819	106
Halozyme Therapeutics ●	4,451	36
Hanger Orthopedic Group ●	1,641	28
Hansen Medical ●q	1,219	19
HealthExtras ●	2,356	71
Healthsouth ●q	6,006	99
Healthspring ●	3,532	69
Healthways ●q	2,521	64
HMS Holdings ●	1,786	44
Human Genome Sciences ●q	9,799	65
ICU Medical ●	880	25
Idenix Pharmaceuticals ●q	2,157	18
Idera Pharmaceuticals ●q	1,469	22
I-Flow ●q	1,701	18
Immucor ●q	5,130	155
ImmunoGen ●	3,068	14
Immunomedics ●q	4,672	11
Incyte ●q	5,532	51
Indevus Pharmaceuticals ●	5,608	10
Inspire Pharmaceuticals ●	3,018	11
Insulet ●q	1,311	18
Integra LifeSciences ●	1,242	57
InterMune ●q	2,258	39
Invacare q	2,320	55
inVentiv Health ●q	2,362	57
IPC The Hospitalist ●	405	9
IRIS International ●	1,316	22
Isis Pharmaceuticals ●q	6,610	113
Javelin Pharmaceuticals ●q	3,561	9
Jazz Pharmaceuticals ●	438	3
Kendle International ●q	968	40
Kensey Nash ●	801	28
Kindred Healthcare ●q	2,051	55
K-V Pharmaceutical, Class A ●q	2,604	53
Lexicon Pharmaceuticals ●	5,742	14
LHC Group ●	1,047	29
Life Sciences Research ●	625	21
Ligand Pharmaceuticals ●	6,368	21
Luminex ●	2,664	59
Magellan Health Services ●q	2,685	112
MannKind ●q	3,367	12
Map Pharmaceuticals ●	559	6
Marshall Edwards ●q	1,384	3
Martek Biosciences ●q	2,378	89
Masimo ●	3,294	124
Maxygen ●	2,189	11
Medarex ●q	9,350	92
MedAssets ●	1,108	17
MedCath ●	1,138	21
Medical Action Industries ●	1,107	11
Medicines ●q	3,764	84
Medicis Pharmaceutical, Class A q	4,084	75
Medivation ●q	1,823	36
Mentor q	2,443	61
Meridian Bioscience q	2,872	75
Merit Medical Systems ●	1,956	40
Metabolix ●q	1,357	17
Micrus Endovascular ●	1,037	15
Middlebrook Pharmaceutical ●q	2,563	6
Mine Safety Appliances q	2,218	73
Molecular Insight Pharmaceuticals ●	1,265	11
Molina Healthcare ●q	1,064	32
Momenta Pharmaceuticals ●q	1,901	32
MWI Veterinary Supply ●	656	23
Myriad Genetics ●q	3,270	217
NABI Biopharmaceuticals ●	4,477	24
Nanosphere ●	922	9
National Healthcare q	484	25
Natus Medical ●q	1,972	46
Nektar Therapeutics ●	6,770	34
Neogen ●	1,031	28
Neurocrine Biosciences ●	2,560	12
Nighthawk Radiology Holdings ●	1,794	15
Novavax ●	3,729	9
Noven Pharmaceuticals ●	1,743	22
NPS Pharmaceuticals ●	3,376	18
NuVasive ●q	2,619	147
NxStage Medical ●	1,398	6
Obagi Medical Products ●q	1,269	12
Odyssey Healthcare ●	2,672	25
Omnicell ●	2,382	39
Omrix Biopharmaceuticals ●	1,035	19
Onyx Pharmaceuticals ●q	4,072	165
Opko Health ●q	3,432	6
Optimer Pharmaceuticals ●q	1,730	15
OraSure Technologies ●q	3,432	14
Orexigen Therapeutics ●	1,433	13
Orthofix International ●	1,252	30
Orthovita ●	4,734	13
OSI Pharmaceuticals ●q	4,188	220
Osiris Therapeutics ●q	1,081	17
Owens & Minor q	3,013	138
Pain Therapeutics ●	2,406	20
Palomar Medical Technologies ●q	1,305	17
Par Pharmaceutical Companies ●	2,622	45
PAREXEL International ●	4,097	120
PDL BioPharma q	8,741	98
PharmaNet Development Group ●q	1,416	34
Pharmasset ●	1,119	23
Pharmerica ●	2,175	51
POZEN ●q	1,905	23
Progenics Pharmaceutical ●q	1,905	31
Protalix Biotherapeutics ●	771	2
PSS World Medical ●q	4,629	78
Psychiatric Solutions ●q	4,060	142
Questcor Pharmaceuticals ●	3,862	19
Quidel ●	2,020	41
Radnet ●	1,526	10
Regeneron Pharmaceutical ●q	4,488	98
RehabCare Group ●	1,322	22
Repligen ●	2,221	12
Res-Care ●	1,688	31
Rexahn Pharmaceuticals ●q	2,088	3
Rigel Pharmaceuticals ●q	2,673	68
RTI Biologics ●q	3,843	32
Salix Pharmaceuticals ●q	3,237	26
Sangamo BioSciences ●q	2,618	29
Savient Pharmaceuticals ●q	3,973	106
Sciele Pharma q	2,506	47
Seattle Genetics ●q	4,383	50
Sequenom ●	3,855	82
Sirona Dental Systems ●q	1,337	33
Skilled Healthcare Group, Class A ●	1,517	22
Somanetics ●	919	20
SonoSite ●q	1,306	43
Spectranetics ●	2,418	22
Stereotaxis ●q	2,000	14
STERIS q	4,440	152
Stewart Enterprises, Class A q	6,960	62
Sucampo Pharmaceuticals ●	653	8
Sun Healthcare Group ●q	3,152	45
Sunrise Senior Living ●q	3,248	58
SurModics ●q	1,046	44
Symmetry Medical ●q	2,448	41
Synovis Life Technologies ●	891	18
Synta Pharmaceuticals ●q	1,197	9
Targacept ●	1,297	12
Tercica ●	1,989	18
Theravance ●q	3,700	59
Thoratec ●	3,805	71
TomoTherapy ●q	2,928	29
TranS1 ●q	873	8
Triple-S Management ●	1,015	16
TriZetto Group ●q	3,303	72
U.S. Physical Therapy ●	849	14
United Therapeutics ●q	1,610	183
Valeant Pharmaceuticals International ●q	5,556	95
Varian ●	2,110	104
ViroPharma ●	5,125	63
Virtual Radiologic ●q	500	5
Vision-Sciences ●	1,203	5
Vital Images ●q	1,245	19
Vital Signs	446	33
Vivus ●	4,439	37
VNUS Medical Technologies ●	930	19
Volcano ●	3,375	51
West Pharmaceutical Services q	2,377	109
Wright Medical Group ●q	2,690	85
XenoPort ●	1,842	84
XOMA ●q	9,182	21
Zoll Medical ●q	1,531	48
ZymoGenetics ●q	2,965	25
		11,160
Industrials - 15.2%
3D Systems ●q	1,275	16
A.O. Smith q	1,462	58
AAON q	937	18
AAR ●q	2,838	49
ABM Industries q	3,202	77
ACCO Brands q	3,872	33
Accuride ●	2,533	7
Aceto	1,747	13
Actuant, Class A q	4,092	125
Acuity Brands q	3,010	123
Administaff	1,677	48
Advanced Battery Technologies ●q	2,970	17
Advisory Board ●q	1,228	47
AeroVironment ●	732	24
Aircastle	3,337	37
AirTran Holdings ●q	8,363	24
Akeena Solar ●q	1,493	7
Alamo Group	442	10
Alaska Air Group ●q	2,597	46
Albany International, Class A q	2,147	62
Allegiant Travel ●	976	24
Altra Holdings ●	1,888	31
Amerco ●	773	36
American Commercial Lines ●q	2,653	30
American Ecology	1,105	35
American Railcar Industries	690	15
American Reprographics ●q	2,603	42
American Science & Engineering	743	42
American Superconductor ●q	3,076	121
American Woodmark q	943	22
Ameron International q	651	84
Ampco-Pittsburgh	606	26
Amrep	147	7
Angelica q	536	12
Apogee Enterprises	2,092	36
Applied Industrial Technology q	3,060	82
Applied Signal Technology	900	13
ARGON ST ●q	1,015	25
Arkansas Best q	1,638	61
Ascent Solar Technologies ●	533	5
Asset Acceptance Capital ●	1,224	14
Astec Industries ●q	1,305	42
Atlas Air Worldwide Holdings ●	910	44
Axsys Technologies ●	624	46
AZZ ●	877	40
Badger Meter q	1,068	60
Baldor Electric q	3,378	115
Barnes Group q	3,503	79
Beacon Power ●q	6,341	8
Beacon Roofing Supply ●q	3,026	41
Bowne & Company	1,871	24
Brady, Class A q	3,678	135
Briggs & Stratton q	3,585	49
Builders FirstSource ●q	742	3
CAI International ●	525	10
Capstone Turbine ●q	10,666	33
Cascade q	704	31
Casella Waste Systems ●	1,589	21
CBIZ ●	4,304	35
CDI q	952	20
Celadon Group ●	1,514	20
Cenveo ●q	3,676	34
Ceradyne ●q	1,929	89
Chart Industries ●	2,074	110
China Architectural Engineering ●q	1,332	11
China BAK Battery ●q	2,161	11
China Precision Steel ●q	1,227	6
China Security & Surveillance Technology ●q	1,968	28
Circor International	1,232	73
CLARCOR	3,698	142
Clean Harbors ●	1,414	110
Coleman Cable ●q	561	7
Colfax ●	1,579	43
Columbus McKinnon ●q	1,373	35
Comfort Systems USA q	3,251	43
Commercial Vehicle Group ●	1,692	16
COMSYS IT Partners ●	1,183	12
Consolidated Graphics ●	712	24
Cornell ●	794	21
CoStar Group ●q	1,396	70
CRA International ●	848	32
Cubic	1,127	30
Curtiss-Wright q	3,237	170
Deluxe	3,726	53
Dollar Thrifty Automotive ●q	1,453	5
Ducommun ●	755	21
Duff & Phelps, Class A ●	776	13
DXP Enterprises ●	256	12
Dycom Industries ●q	3,039	48
Dynamex ●	790	22
Dynamic Materials	936	31
DynCorp International ●	2,014	32
Eagle Bulk Shipping q	3,344	97
Electro Rent	1,558	21
EMCOR Group ●q	4,971	150
Encore Wire q	1,593	29
Ener1 ●q	2,568	18
Energy Conversion Devices ●q	3,189	223
EnergySolutions	2,374	49
EnerSys ●	2,013	65
ENGlobal ●q	1,935	24
Ennis Business Forms	2,093	32
EnPro Industries ●	1,589	57
ESCO Technologies ●q	1,876	77
Esterline Technologies ●	2,154	105
Evergreen Solar ●q	8,970	84
Exponent ●	1,015	31
Federal Signal q	3,472	50
First Advantage ●	734	11
Flanders ●	1,149	7
Flow International ●q	2,753	18
Force Protection ●q	4,999	17
Forward Air	2,075	76
Franklin Electric	1,634	68
FreightCar America q	897	34
FTD Group q	1,203	17
FuelCell Energy ●q	4,962	41
Fuel-Tech ●q	1,280	24
Furmanite ●	2,604	24
Fushi Copperweld ●	1,030	16
G&K Services, Class A	1,351	46
Gehl Company ●	742	11
Genco Shipping & Trading q	1,627	111
GenCorp ●q	3,835	32
Genesee & Wyoming, Class A ●q	2,249	91
Geo Group ●q	3,735	90
GeoEye ●	1,201	26
Gevity HR	1,655	12
Global Cash Access Holdings ●q	2,783	17
Global Traffic Network ●	846	8
Gorman-Rupp q	1,051	47
Graham	363	32
Granite Construction q	2,561	81
Great Lakes Dredge & Dock	2,846	19
Greenbrier Companies q	1,170	25
Griffon ●	2,069	21
H & E Equipment Services ●	1,182	15
Harbin Electric ●q	447	7
Hawaiian Holdings ●	2,910	26
Healthcare Services Group q	3,113	52
Heartland Express q	3,970	68
HEICO q	1,603	56
Heidrick & Struggles International q	1,381	39
Herley Industries ●	965	15
Herman Miller	3,836	100
Hexcel ●q	7,028	133
Hill International ●	1,674	28
HNI q	3,215	70
Horizon Lines, Class A	2,322	27
Houston Wire & Cable q	1,272	25
Hub Group ●q	2,666	104
Hudson Highland Group ●	1,834	16
Hurco ●	458	13
Huron Consulting Group ●	1,406	73
ICF International ●	475	9
ICT Group ●	640	5
II-VI ●	1,764	68
IKON Office Solutions	5,859	84
InnerWorkings ●q	2,260	26
Insituform Technologies, Class A ●q	2,031	35
Insteel Industries	1,249	22
Integrated Electrical Services ●q	563	11
Interline Brands ●q	2,315	37
International Shipholding ●	432	10
Jackson Hewitt Tax Service	2,053	32
JetBlue Airways ●q	12,241	65
Kadant ●	1,020	22
Kaman	1,874	47
Kaydon q	2,029	96
Kelly Services, Class A q	1,877	35
Kenexa ●q	1,758	33
Key Technology ●	403	13
Kforce ●q	2,100	21
Knight Transportation q	4,291	81
Knoll	3,462	53
Korn/Ferry International ●q	3,398	59
K-Tron International ●	174	24
LaBarge ●	872	13
Ladish ●q	1,110	22
Lawson Products	284	8
Layne Christensen ●	1,405	64
LB Foster ●q	818	31
Learning Tree International ●	640	10
LECG ●	1,850	15
Lindsay Manufacturing q	873	81
LMI Aerospace ●	621	11
LSI Industries	1,688	16
Lydall ●q	1,187	18
Marten Transport ●	1,265	26
MasTec ●	3,071	44
McGrath Rentcorp	1,708	49
Medis Technologies ●q	1,927	7
Mercury Computer Systems ●	1,667	13
Met Pro	1,076	16
Metalico ●	1,772	27
Michael Baker ●	491	14
Microvision ●q	4,058	10
Middleby ●q	1,243	58
Mobile Mini ●q	2,577	52
Moog, Class A ●q	3,123	139
Mueller Industries	2,719	70
Mueller Water Products, Class A q	8,435	77
Multi Color	679	14
NACCO Industries, Class A q	430	43
Navigant Consulting ●q	3,454	64
NCI Building Systems ●q	1,446	54
Nordic American Tanker Shipping q	2,456	98
Nordson q	2,468	174
Odyssey Marine Exploration ●q	3,438	15
Old Dominion Freight Line ●q	2,297	84
Omega Flex	223	4
On Assignment ●	2,533	22
Orbital Sciences ●q	4,235	106
Orion Energy Systems ●q	650	4
Orion Marine Group ●	1,542	21
Pacer International	2,562	61
Park-Ohio Holdings ●	568	10
Patriot Transportation Holdings ●	115	9
Peerless Manufacturing ●	464	26
PeopleSupport ●	1,735	16
Perini ●q	1,943	53
PHH ●q	3,918	61
Pico Holdings ●	1,157	54
Pike Electric ●	1,210	22
Plug Power ●	5,729	14
Polypore International ●q	1,140	30
Portfolio Recovery Associates ●q	1,050	42
Powell Industries ●	565	30
Power-One ●q	5,244	11
Powersecure International ●	1,210	9
Preformed Line Products q	194	10
Pre-Paid Legal Services ●	620	26
PRG-Schultz International ●	1,072	11
Princeton Review ●	956	7
Protection One ●	444	3
The Provident Service ●	893	10
Quanex Building Products ●q	2,718	42
Raven Industries q	1,172	45
RBC Bearings ●	1,577	52
Regal-Beloit	2,328	97
Republic Airways Holdings ●	2,499	24
Resources Connection q	3,523	82
Robbins & Myers	2,101	107
Rollins	2,929	50
RSC Holdings ●q	3,402	32
Rush Enterprises ●q	2,431	27
Saia ●	926	16
Schawk	1,277	17
School Specialty ●q	1,342	45
SI International ●	961	18
Simpson Manufacturing q	2,693	65
SkyWest	4,254	65
Sotheby's Holdings, Class A q	4,934	137
Spherion ●	3,823	19
Standard Parking ●	804	17
Standard Register	1,174	10
Standex International	842	18
Stanley ●q	647	20
Sterling Construction ●	824	17
Sun Hydraulics q	854	35
TAL International Group	924	23
Taleo, Class A ●q	1,612	30
TBS International ●q	768	28
Team ●	1,320	48
Tecumseh Products, Class A ●	1,166	38
Teledyne Technologies ●q	2,597	163
Teletech Holdings ●q	2,891	39
Tennant	1,201	32
Tetra Tech ●q	4,258	122
Textainer Group Holdings	685	13
Thermadyne Holdings ●	957	16
Titan International	2,011	93
Titan Machinery ●	524	14
TransDigm Group ●q	2,435	90
Tredegar	2,305	38
Trex ●q	1,113	19
Trimas ●	1,072	7
Triumph Group	1,196	63
TrueBlue ●	3,247	49
TurboChef Technologies ●	1,688	9
Twin Disc	635	13
UAL q	9,213	77
Ultralife Batteries ●	898	10
Ultrapetrol Bahamas ●	1,788	20
United Stationers ●q	1,702	65
Universal Forest Products q	1,217	33
Universal Technical Institute ●q	1,684	25
Universal Truckload Services ●	437	11
US Airways Group ●q	6,585	33
Valence Technology ●q	3,626	14
Viad	1,513	46
Vicor	1,335	15
Volt Information Sciences ●q	1,061	15
VSE	287	11
Wabash National q	2,250	21
Waste Connections ●q	4,461	162
Waste Services ●	1,698	16
Watsco q	1,691	84
Watson Wyatt & Company Holdings q	3,088	179
Watts Water Technologies, Class A q	2,139	63
Werner Enterprises q	3,217	77
Westinghouse Air Brake Technologies	3,503	194
Woodward Governor q	4,301	194
YRC Worldwide ●q	4,183	71
		13,252
Information Technology - 15.8%
3Com ●	29,536	56
3PAR ●	1,947	16
Accelrys ●	1,915	11
ACI Worldwide ●q	2,560	50
Acme Packet ●	1,942	9
Actel ●	1,763	24
Actuate ●	4,413	20
Acxiom	4,367	56
Adaptec ●	8,134	30
ADTRAN	4,064	91
Advanced Analogic Technologies ●q	3,263	13
Advanced Energy Industries ●q	2,267	31
Advent Software ●q	1,281	56
Agilysys	1,632	20
Airvana ●	1,723	10
American Software - Class A	1,610	9
Amkor Technology ●q	7,984	70
ANADIGICS ●q	4,584	27
Anaren ●	1,201	11
Anixter International ●q	2,187	149
Ansoft ●	1,093	39
Applied Micro Circuits ●q	4,868	38
Arcsight ●	492	6
Ariba ●q	6,262	103
Arris Group ●	9,099	87
Art Technology Group ●	9,317	34
AsiaInfo Holdings ●	2,505	34
Asyst Technologies ●	3,572	15
Atheros Communications ●q	4,346	135
ATMI ●	2,181	49
Audiovox ●	1,192	11
Authentec ●	1,791	14
Avanex ●q	14,415	9
Avid Technology ●q	2,551	56
Avocent ●q	3,277	78
Axcelis Technologies ●	7,076	36
Bankrate ●q	910	29
BearingPoint ●q	14,593	13
Bel Fuse	771	22
Belden q	3,204	118
Benchmark Electronics ●q	4,941	72
Bidz ●	414	4
Black Box	1,192	35
Blackbaud q	3,275	58
Blackboard ●q	2,265	90
Blue Coat Systems ●	2,426	35
Bookham ●q	7,203	14
Bottomline Technologies ●	1,569	19
Brightpoint ●q	3,652	25
Brooks Automation ●	4,651	36
Cabot Microelectronics ●	1,630	64
CACI International, Class A ●q	2,122	95
Callidus Software ●	2,153	10
Cass Information Systems q	488	18
Cavium Networks ●q	2,218	36
Ceva ●	1,439	12
Checkpoint Systems ●	2,882	61
China Fire & Security Group ●q	1,000	10
China Information Security Technology ●	1,638	8
Chordiant Software ●	2,277	12
CIBER ●	3,736	26
Cirrus Logic ●	5,257	30
CMGI ●	3,545	43
Cogent ●q	2,965	30
Cognex q	3,024	57
Cogo Group ●q	1,841	8
Coherent ●	1,688	58
Cohu	1,539	24
Commvault Systems ●	3,056	47
Compellent Technologies ●	1,009	11
comScore ●	1,316	25
Comtech Telecommunications ●q	1,752	86
Comverge ●	1,560	17
Concur Technologies ●q	3,156	130
Constant Contact ●q	1,453	26
CPI International ●	697	10
Cray ●	2,299	12
CSG Systems International ●	2,535	45
CTS q	2,494	32
CyberSource ●q	5,053	90
Cymer ●q	2,181	58
Daktronics q	2,372	42
Data Domain ●q	2,362	51
DealerTrack Holdings ●q	3,122	49
Deltek ●	899	7
DemandTec ●	1,403	14
Dice Holdings ●q	1,144	10
Digi International ●	1,826	18
Digimarc ●	1,446	21
Digital River ●q	2,719	108
Diodes ●q	2,060	53
Dionex ●	1,307	91
Divx ●	1,926	16
Double-take Software ●	1,234	14
DSP Group ●	1,925	14
DTS ●	1,490	43
Eagle Test Systems ●	990	12
EarthLink ●q	7,940	71
Ebix ●	144	14
Echelon ●q	2,172	23
Electro Scientific Industries ●	2,096	33
Electronics for Imaging ●q	3,940	55
Elixir Gaming Technologies ●q	4,841	6
EMCORE ●q	5,374	26
Emulex ●	6,182	70
EnerNOC ●q	691	11
Entegris ●	8,167	52
Entropic Communications ●	666	1
Entrust ●	4,380	10
Epicor Software ●q	4,516	31
EPIQ Systems ●	2,557	30
Euronet Worldwide ●q	3,409	55
Exar ●	1,638	13
Excel Technologies ●	859	27
Exlservice Holdings ●q	1,034	16
Extreme Networks ●	8,942	26
Fair Isaac q	3,476	77
FalconStor Software ●	2,761	19
FARO Technologies ●q	1,192	28
FEI ●q	2,607	66
Finisar ●q	22,083	30
FormFactor ●q	3,532	61
Forrester Research ●	1,227	41
Foundry Networks ●q	10,554	184
Gartner, Class A ●q	4,312	105
Gerber Scientific ●	1,786	21
Globecomm Systems ●	1,441	13
Greenfield Online ●	1,904	26
Guidance Software ●	666	7
Hackett Group ●	2,943	19
Harmonic ●q	6,894	54
Harris Stratex Networks, Class A ●	1,926	14
Heartland Payment Systems q	1,745	40
Hittite Microwave ●	1,397	45
HSW International ●q	1,993	7
Hughes Communications ●	513	22
Hutchinson Technology ●	1,911	28
Hypercom ●	3,673	18
i2 Technologies ●q	1,101	14
iBasis	2,265	9
ICx Technologies ●q	979	7
iGATE ●	1,773	17
Imation q	2,303	44
Immersion ●	2,183	15
Infinera ●	6,797	77
Infogroup	2,509	13
Informatica ●q	6,483	105
InfoSpace	2,519	24
Integral Systems	640	30
Interactive Intelligence ●	911	9
Interdigital ●	3,322	77
Intermec ●q	4,401	83
Internap Network Services ●q	3,693	17
Internet Brands ●	1,585	9
Internet Capital Group ●	2,835	23
InterVoice ●	2,859	23
Interwoven ●	3,335	47
Intevac ●	1,644	17
IPG Photonics ●q	1,373	24
Isilon Systems ●	647	3
Ixia ●	3,040	27
IXYS ●	1,656	20
J2 Global Communications ●	3,253	78
Jack Henry & Associates q	5,630	122
JDA Software ●	1,749	30
KEMET ●q	5,808	8
Keynote Systems ●	988	14
The Knot ●	2,043	18
Kopin ●	4,933	16
Kulicke & Soffa ●q	4,267	27
L-1 Identity Solutions ●q	4,768	64
Landauer	708	46
Lattice Semiconductor ●	8,530	21
Lawson Software ●	9,403	76
Limelight Networks ●	2,061	7
Liquidity Services ●	1,046	11
Littelfuse ●	1,531	49
LoopNet ●q	2,118	24
Loral Space & Communications ●	614	10
LTX ●	4,788	10
Macrovision Solutions ●q	6,040	92
Magma Design Automation ●	2,997	19
Manhattan Associates ●q	1,870	46
ManTech International ●q	1,486	83
Marchex q	1,947	23
Mattson Technology ●	3,640	16
Maximus	1,250	46
Maxwell Technologies ●q	1,305	18
Measurement Specialties ●	1,108	19
Mentor Graphics ●q	6,649	92
Mercadolibre ●q	1,867	67
Methode Electronics, Class A	2,784	31
Micrel q	3,801	36
MICROS Systems ●q	5,966	189
Microsemi ●q	5,761	150
MicroStrategy ●	655	40
Microtune ●	4,026	13
Midway Games ●q	1,434	5
MIPS Technologies, Class A ●	3,287	12
MKS Instruments ●q	3,606	74
Monolithic Power Systems ●	1,866	41
Monotype Imaging Holdings ●	1,078	14
MPS Group ●q	7,093	82
MRV Communications ●	11,239	15
MSC.Software ●	3,042	38
MTS Systems q	1,212	51
Multi-Fineline Electronix ●q	630	17
NCI ●	465	11
Ness Technologies ●q	2,804	35
Net 1 UEPS Technologies ●	3,294	78
Netezza ●	2,820	37
NETGEAR ●q	2,560	39
Netlogic Microsystems ●q	1,266	41
NetScout Systems ●	2,107	29
NetSuite ●q	483	8
Neutral Tandem ●q	1,191	21
Newport ●	2,637	28
Nextwave Wireless ●q	3,465	11
NIC	2,617	19
Novatel Wireless ●	2,293	21
NVE ●	332	9
Omniture ●q	4,570	79
OmniVision Technologies ●q	3,962	43
Online Resources ●	2,061	14
OpenTV ●	6,377	11
Oplink Communications ●	1,330	14
OPNET Technologies ●	943	10
Opnext ●	1,250	7
Optium ●	992	8
Orbcomm ●q	2,261	15
OSI Systems ●q	1,237	26
OYO Geospace ●	317	15
Palm q	7,854	52
Parametric Technology ●q	8,332	161
Park Electrochemical q	1,374	35
ParkerVision ●q	1,644	18
PC Connection ●	639	5
PC-Tel	1,492	16
Pegasystems	934	14
Perficient ●	2,343	24
Pericom Semiconductor ●	2,098	30
Perot Systems, Class A ●q	6,013	101
Phase Forward ●q	3,060	56
Phoenix Technologies ●	1,968	24
Photon Dynamics ●	1,270	19
Photronics ●q	3,166	13
Plantronics	3,541	86
Plexus ●	3,168	90
PLX Technology ●	1,938	11
PMC-Sierra ●q	16,021	116
Polycom ●q	6,380	151
Power Integrations ●	2,200	60
Powerwave Technologies ●q	9,626	39
Presstek ●	1,973	11
Progress Software ●	3,043	90
PROS Holdings ●	920	10
QAD	1,086	8
Quality Systems q	1,283	42
Quantum ●q	14,750	24
Quest Software ●	5,173	78
Rackable Systems ●	2,187	28
Radiant Systems ●	1,920	22
RadiSys ●	1,565	18
Radyne ●	1,345	15
RealNetworks ●	6,510	45
Renaissance Learning	576	7
RF Micro Devices ●q	19,271	63
RightNow Technologies ●q	1,988	32
Rimage ●	691	10
Riverbed Technology ●	4,108	65
Rofin-Sinar Technologies ●q	2,175	74
Rogers ●	1,298	54
Rubicon Technology ●	948	12
Rudolph Technologies ●q	2,212	19
S1 ●	3,862	31
Safeguard Scientifics ●	9,654	13
Sanmina ●	38,889	69
Sapient ●	6,278	41
SAVVIS ●q	2,687	43
ScanSource ●q	1,902	58
SeaChange International ●	2,075	15
Secure Computing ●	3,785	15
Semitool ●	1,632	15
Semtech ●q	4,523	66
Shoretel ●q	3,097	16
Sigma Designs ●q	1,930	34
Silicon Image ●	5,959	42
Silicon Storage Technology ●	6,863	22
SiRF Technology Holdings ●	4,337	15
Skyworks Solutions ●q	11,941	113
Smart Modular Technologies ●	3,468	14
Smith Micro Software ●q	2,201	16
Solera Holdings ●	3,689	107
Sonic Solutions ●q	2,098	11
SonicWALL ●q	4,376	26
Sonus Networks ●q	16,382	59
Sourcefire ●	1,431	11
Spansion ●	9,120	21
SPSS ●q	1,264	42
SRA International, Class A ●	2,968	65
Standard Microsystems ●q	1,674	44
Starent Networks ●q	2,179	29
STEC ●	2,302	23
Stratasys ●q	1,512	24
SuccessFactors ●q	1,634	17
Super Micro Computer ●	1,581	12
Superior Essex ●	1,435	65
Supertex ●	721	22
Supportsoft ●	3,308	11
Switch & Data Facilities ●	1,467	25
Sybase ●q	5,736	193
Sycamore Networks ●q	14,007	49
Sykes Enterprises ●q	2,359	42
Symmetricom ●	3,733	18
Synaptics ●q	1,661	80
Synchronoss Technologies ●q	1,569	18
SYNNEX ●q	1,245	29
Syntel	923	30
Take-Two Interactive Software ●	5,631	128
TASER International ●q	4,529	23
Technitrol	3,039	43
Techtarget ●q	995	7
Techwell ●q	1,055	12
Tekelec ●	4,778	74
Telecommunication Systems ●	2,407	13
Terremark Worldwide ●	3,825	26
Tessera Technologies ●q	3,543	62
TheStreet.com q	1,404	10
THQ ●q	4,822	73
TIBCO Software ●q	13,532	111
TNS ●	1,921	44
Transmeta ●q	869	13
Trident Microsystems ●	4,469	13
TriQuint Semiconductor ●q	10,586	60
TTM Technologies ●	3,088	35
Tyler Technologies ●	2,709	43
Ultimate Software Group ●	1,781	47
Ultra Clean Holdings ●	1,286	8
Ultratech ●	1,713	25
Unica ●	1,011	9
United Online q	4,924	53
Universal Display ●q	2,119	29
UTStarcom ●q	8,093	38
ValueClick ●q	6,972	83
Vasco Data Security International ●	1,968	27
Veeco Instruments ●q	2,187	36
VeriFone Holdings ●q	5,005	75
ViaSat ●	1,856	43
Vignette ●	1,981	22
Virtusa ●	631	4
Vocus ●q	1,149	41
Volterra Semiconductor ●	1,813	30
Websense ●q	3,307	69
Website Pros ●	1,976	13
Wind River Systems ●q	5,275	62
Wright Express ●q	2,843	75
Zoran ●q	3,685	30
Zygo ●	1,164	13
		13,826
Materials - 4.5%
A. Schulman q	1,723	40
A.M. Castle & Company q	1,209	24
Abitibibowater ●q	3,894	33
AEP Industries ●	383	7
Allied Nevada Gold ●	3,218	20
AMCOL International q	1,889	60
American Vanguard q	1,515	20
Apex Silver Mines ●q	4,014	25
Arch Chemicals	1,798	58
Balchem	1,293	33
Boise ●	2,614	10
Brush Engineered Metals ●	1,494	36
Buckeye Technologies ●	2,802	27
BWAY Holding Company ●	534	5
Calgon Carbon ●q	2,960	56
Cambrex	1,941	15
Coeur D'Alene Mines ●q	39,389	114
Compass Minerals International	2,373	179
Deltic Timber	764	47
Esmark ●	1,154	22
Ferro	3,202	70
Flotek Industries ●q	1,659	30
General Moly ●q	4,485	34
General Steel Holdings ●q	769	11
Gibraltar Industries	1,922	30
Glatfelter	3,234	47
GrafTech International ●q	7,561	177
Graphic Packaging Holding ●	10,332	23
H.B. Fuller q	3,824	96
Haynes International ●q	872	41
Headwaters ●q	3,076	40
Hecla Mining ●q	9,143	84
Hercules q	8,184	164
Horsehead Holding ●	2,557	31
Innophos Holdings	761	22
Innospec q	1,713	30
Kaiser Aluminum	1,154	61
Kapstone Paper & Packaging ●q	1,282	10
Koppers Holdings q	1,526	66
Landec ●	1,699	15
Louisiana Pacific	7,566	64
LSB Industries ●q	1,243	27
Mercer International ●	2,206	14
Minerals Technologies q	1,384	89
Myers Industries	1,938	22
Neenah Paper	1,044	19
NewMarket Group q	987	61
NL Industries	706	7
NN	1,134	15
Northwest Pipe ●q	670	39
Olin q	5,476	163
Olympic Steel q	662	34
OM Group ●q	2,238	75
Penford q	804	12
PolyOne ●	6,833	51
Quaker Chemical q	735	22
Rock-Tenn, Class A q	2,793	99
Rockwood Holdings ●q	3,054	117
Royal Gold q	2,063	74
RTI International Metals ●	1,685	46
Schweitzer-Mauduit International	1,109	21
Sensient Technologies	3,186	99
ShengdaTech ●q	2,181	21
Silgan Holdings q	1,825	96
Solutia ●	4,452	68
Spartech	2,179	22
Stepan	454	26
Stillwater Mining ●q	2,903	28
Sutor Tech Group ●	545	4
Symyx Technologies ●	2,306	22
Texas Industries q	1,776	92
United States Lime & Minerals ●	128	5
Universal Stainless & Alloy ●	485	19
Uranium Resources ●q	3,559	10
US Concrete ●q	2,912	12
USEC ●q	8,144	43
Verso Paper ●	1,002	6
W.R. Grace & Company ●q	5,282	136
Wausau-Mosinee Paper	3,341	30
Westlake Chemical	1,371	24
Worthington Industries q	4,712	84
Zep	1,649	28
Zoltek Companies ●q	2,016	45
		3,904
Telecommunication Services - 1.2%
Alaska Communications Systems Group q	2,892	37
Aruba Networks ●q	3,738	22
Atlantic Tele-Network	676	21
Bigband Networks ●	2,349	10
Cbeyond ●q	1,712	29
Centennial Communications, Class A ●	4,815	39
Cincinnati Bell ●q	18,188	71
Cogent Communications Group ●q	3,451	42
Consolidated Communications Holdings	1,555	22
EMS Technologies ●	1,218	25
FairPoint Communications q	6,365	44
Fibertower ●q	8,601	10
General Communication, Class A ●	4,070	36
Global Crossing ●q	2,326	38
GlobalStar ●q	1,402	4
Hungarian Telephone & Cable ●	221	5
ICO Global Communication Holdings ●	7,490	29
IDT	3,472	6
Iowa Telecommunication Services	2,146	40
iPCS ●	1,256	34
NTELOS Holdings	2,190	52
Paetec Holding ●q	9,052	53
Premiere Global Services ●q	4,672	71
Rural Cellular ●q	957	43
Shenandoah Telecommunications	1,724	26
Syniverse Holdings ●	3,759	61
Terrestar ●	4,157	12
tw telecom ●	10,777	172
USA Mobility	1,561	13
Virgin Mobile USA, Class A ●q	2,197	6
Vonage Holdings ●q	4,420	6
		1,079
Utilities - 3.1%
Allete q	1,749	74
American States Water q	1,467	53
Avista q	3,641	82
Black Hills	2,766	89
California Water Service q	1,437	53
Central Vermont Public Service q	710	16
CH Energy Group q	1,173	42
Chesapeake Utilities	486	14
CLECO q	4,410	111
Connecticut Water Service	303	8
Consolidated Water q	1,001	21
El Paso Electric ●	3,146	65
Empire District Electric q	2,277	46
EnergySouth q	556	34
IDACORP q	3,303	98
ITC Holdings	3,620	189
Laclede Group	1,862	79
MGE Energy q	1,789	63
Middlesex Water q	949	16
New Jersey Resources q	2,971	101
Nicor q	3,094	123
Northwest Natural Gas q	1,701	77
NorthWestern q	2,652	66
Ormat Technologies	1,312	63
Otter Tail q	2,227	101
Piedmont Natural Gas q	4,996	134
PNM Resources	5,636	66
Portland General Electric	4,472	105
SJW q	1,269	33
South Jersey Industries q	2,417	90
Southwest Gas q	2,896	84
Southwest Water q	1,726	19
Synthesis Energy Systems ●	1,378	11
US Geothermal ●q	4,435	10
UIL Holdings q	1,936	61
UniSource Energy Holding q	2,522	77
Westar Energy q	7,586	167
WGL Holdings q	3,580	124
		2,665
Total Common Stocks
(Cost $68,493)		79,079

Right - 0.0%
Standard Pacific ●	5,215	1
(Cost $9)

Warrants § - 0.0%
Lantronix	39	—
Pegasus Wireless	604	—
(Cost $0)		—

Short-Term Investments - 9.4%
Money Market Fund - 8.7%
First American Prime Obligations Fund, Class Z
2.468%, 12/31/2031 ±	7,638,951	7,639
U.S. Treasury Obligation - 0.7%	PAR
U.S. Treasury Bill
1.778%, 12/18/2008 ☐	$600	596
Total Short-Term Investments
(Cost $8,234)		8,235
Investment Purchased with Proceeds from Securities Lending - 45.1%	SHARES
Mount Vernon Securities Lending Prime Portfolio †
(Cost $39,446)	39,445,580	39,446
Total Investments ◆ - 145.0%
(Cost $116,182)		126,760
Other Assets and Liabilities, Net - (45.0)%		(39,340)
Total Net Assets - 100.0%		$87,420

+
Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of July 31, 2008, the fund held fair valued securities as described in footnote §.

●	Non-income producing security.
q	This security or a portion of this security is out on loan at July 31, 2008. Total loaned securities had a market value of $37,293 at July 31, 2008.
¥	Security is illiquid. As of July 31, 2008, the value of this investment was $63 or 0.1% of total net assets. Information concerning the illiquid security is as follows:
			Dates
	Security	Shares	Acquired	Cost Basis
	GMX Resources	1,072	6/06 to 7/08	39
§	Security is fair-valued and illiquid. As of July 31, 2008, the fair value of these investments was $0 or 0.0% of total net assets. Information concerning the illiquid securities is as follows:
			Dates
	Security	Shares	Acquired	Cost Basis
	FirstBank, fractional share	0.29	8/05	$ —
	Lantronix, warrants	39	5/08	—
	National Penn Bancshares, fractional share	0.50	10/05	—
	Pegasus Wireless, warrants	604	6/06	—
	Petrocorp, escrow shares	2040	6/03 to 8/05	—
±	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor to this fund.
☐	Security has been deposited as initial margin on open futures contracts. Yield shown is effective yield as of July 31, 2008.
†
In order to generate additional income, the fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund.

◆
On July 31, 2008, the cost of investments for federal income tax purposes was approximately $116,182.  The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

	Gross unrealized appreciation		$23,149
	Gross unrealized depreciation		(12,570)
	Net unrealized appreciation		$10,579
REIT -	Real Estate Investment Trust

Schedule of Open Futures Contracts

	Number of	Notional
	Contracts	Contract	Settlement	Unrealized
Description	Purchased	Value	Month	Appreciation

Russell 2000 Futures	22	$7,871	September 2008	$54

Schedule of INVESTMENTS July 31, 2008 (unaudited), all dollars rounded to thousands (000)
Quantitative Large Cap Core Fund
DESCRIPTION	SHARES	VALUE+

Common Stocks - 94.9%
Consumer Discretionary - 10.5%
Amazon.com q●	2,720	$208
Apollo Group, Class A q●	4,314	269
AutoNation q●	23,302	240
Bed Bath & Beyond ●	1,006	28
Best Buy ●	1,454	58
Carnival ●	14,311	529
CBS, Class B ●	4,687	77
Coach q●	3,260	83
Comcast, Class A q	21,830	450
Darden Restaurants q	4,943	161
Dillard's, Class A q	10,828	109
Expedia q●	10,381	203
Family Dollar Stores q	4,259	99
Fortune Brands q	4,028	231
Gannett q	11,987	217
Gap q	2,785	45
Harman International Industries q	2,004	83
Home Depot q	14,254	340
IAC/InterActiveCorp q●	12,520	219
International Game Technology q	4,753	103
J.C. Penney q	3,475	107
Johnson Controls q	2,393	72
Jones Apparel Group q	7,311	122
Kohl's q●	2,607	109
Limited Brands q	7,151	118
Liz Claiborne q	12,042	157
Lowe's q	15,361	312
Macy's q	10,294	194
Marriott International, Class A q	789	20
Mattel	3,268	66
McDonald's	3,299	197
McGraw-Hill q	1,641	67
Newell Rubbermaid	13,624	225
News, Class A	38,119	539
Nike, Class B q	1,580	93
Nordstrom q	693	20
Office Depot q●	25,777	175
RadioShack q	12,714	212
Scripps Networks Interactive, Class A q●	1,128	46
Sherwin-Williams q	1,791	95
Snap-On q	2,786	157
Stanley Works	4,618	205
Staples q	9,270	209
Starbucks q●	12,600	185
Target q	1,262	57
Tiffany & Company q	1,692	64
Time Warner q	33,143	475
VF q	1,665	119
Viacom, Class B ●	14,328	400
Walt Disney q	10,111	307
Wendy's International	6,207	142
Wyndham Worldwide	16,953	304
Yum! Brands q	947	34
		9,356
Consumer Staples - 10.1%
Altria Group	25,662	522
Anheuser-Busch q	4,208	285
Archer-Daniels-Midland q	7,520	215
Avon Products q	2,457	104
Brown-Forman, Class B	2,742	197
Campbell Soup	5,344	194
Clorox q	1,943	106
Coca-Cola	11,857	611
Coca-Cola Enterprises q	11,839	200
Colgate-Palmolive q	786	58
ConAgra Foods	15,162	329
Constellation Brands, Class A q●	5,247	113
CVS Caremark	4,987	182
Estee Lauder, Class A q	479	21
General Mills q	1,006	65
H.J. Heinz	512	26
Hershey q	708	26
Kimberly-Clark	5,158	298
Kraft Foods, Class A	10,881	346
Kroger q	8,687	246
McCormick q	6,818	273
Molson Coors Brewing, Class B q	3,921	212
Pepsi Bottling Group	8,779	245
PepsiCo	7,083	471
Philip Morris International ●	4,168	215
Procter & Gamble	22,474	1,472
Safeway q	6,529	175
Sara Lee	21,257	290
SUPERVALU q	5,536	142
Sysco q	11,137	316
Tyson Foods, Class A	7,985	119
Walgreen q	8,817	303
Wal-Mart Stores q	9,906	581
Whole Foods Market q	667	15
Wrigley, William Jr.	545	43
		9,016
Energy - 15.6%
Anadarko Petroleum q	4,531	262
Apache q	3,799	426
Baker Hughes	3,787	314
BJ Services q	7,936	233
Chevron q	18,926	1,600
ConocoPhillips q	14,727	1,202
CONSOL Energy q	1,092	81
Devon Energy	4,083	388
El Paso	2,102	38
ENSCO International q	2,417	167
EOG Resources q	649	65
Exxon Mobil	44,035	3,542
Halliburton q	3,526	158
Hess q	2,490	253
Marathon Oil	9,952	492
Murphy Oil q	1,646	131
Nabors Industries q●	3,030	111
National-Oilwell Varco q●	3,306	260
Noble Energy q	3,007	222
Noble q	7,074	367
Occidental Petroleum	8,953	706
Peabody Energy q	1,184	80
Range Resources q	1,274	62
Schlumberger	9,595	975
Smith International q	1,021	76
Southwestern Energy ●	1,191	43
Spectra Energy	16,649	452
Sunoco q	3,619	147
Tesoro q	11,031	170
Transocean ●	1,419	193
Valero Energy	11,127	372
Weatherford International q●	1,926	73
XTO Energy	3,598	170
		13,831
Financials - 2.5%
American International Group q	18,901	492
Bank of America q	11,782	388
Cincinnati Financial	880	25
Citigroup q	4,572	85
Fifth Third Bancorp q	15,195	212
Genworth Financial, Class A	2,496	40
Huntington Bancshares q	16,316	115
JPMorgan Chase q	8,072	328
KeyCorp q	2,784	29
Leucadia National q	2,289	102
Loew's q	2,094	93
Marshall & Ilsley q	3,552	54
Prudential Financial q	446	31
Regions Financial q	12,463	118
Wachovia q	2,376	41
XL Capital, Class A q	2,271	41
		2,194
Healthcare - 14.1%
Abbott Laboratories	9,512	536
Aetna	6,105	250
AmerisourceBergen	1,717	72
Amgen q●	12,310	771
Applied Biosystems	4,269	158
Barr Pharmaceuticals q●	859	57
Baxter International	3,729	256
Becton, Dickinson & Company	3,130	266
Biogen IDEC q●	2,564	179
Boston Scientific q●	24,642	293
Bristol-Myers Squibb	21,367	451
C.R. Bard q	1,691	157
Cardinal Health q	4,127	222
CIGNA	4,966	184
Coventry Health Care q●	5,751	203
Covidien	4,167	205
Eli Lilly q	6,213	293
Forest Laboratories ●	6,232	221
Genzyme q●	2,534	194
Gilead Sciences q●	2,786	150
Hospira q●	2,840	108
Humana ●	3,356	147
Intuitive Surgical q●	114	35
Johnson & Johnson q	20,701	1,417
King Pharmaceuticals q●	19,501	224
McKesson q	2,008	112
Medco Health Solutions ●	510	25
Medtronic q	6,321	334
Merck	18,167	598
Patterson Companies q●	6,271	196
PerkinElmer	14,624	426
Pfizer	56,563	1,056
Schering-Plough q	16,396	346
St. Jude Medical q●	3,145	147
Stryker q	3,781	243
Thermo Fisher Scientific q●	5,153	312
UnitedHealth Group	16,526	464
Varian Medical Systems q●	3,369	202
Watson Pharmaceuticals ●	4,066	118
WellPoint ●	7,126	374
Wyeth q	8,290	336
Zimmer Holdings ●	3,498	241
		12,579
Industrials - 10.2%
3M q	5,722	403
Allied Waste Industries ●	17,385	210
Avery Dennison q	3,722	164
Boeing	5,772	353
Caterpillar q	1,558	108
Cintas q	17,141	487
Cooper Industries, Class A	5,755	243
CSX	1,091	74
Cummins q	736	49
Deere & Company	1,091	77
Dover q	4,888	243
Eaton	950	67
Emerson Electric	5,393	263
FedEx q	611	48
General Dynamics q	1,919	171
General Electric	57,936	1,639
Goodrich q	4,351	214
Honeywell International	6,654	338
Illinois Tool Works	956	45
Ingersoll-Rand, Class A q	6,518	235
ITT q	1,890	127
L-3 Communications Holdings q	1,274	126
Manitowoc q	2,950	78
Monster Worldwide ●	9,071	161
Norfolk Southern q	3,524	253
Northrop Grumman	3,306	223
Pall	2,007	81
Parker Hannifin q	2,273	140
Precision Castparts	1,198	112
R.R. Donnelley & Sons	1,219	33
Robert Half International q	10,762	272
Rockwell Automation q	4,813	214
Rockwell Collins	8,048	400
Ryder System q	900	59
Terex ●	3,004	142
Textron	3,227	140
Tyco International	2,346	104
Union Pacific	595	49
United Technologies	9,724	622
Waste Management	8,351	297
		9,064
Information Technology - 17.0%
Adobe Systems q●	4,546	188
Agilent Technologies q●	4,994	180
Akamai Technologies ●	3,254	76
Apple q●	5,919	941
Applied Materials	3,593	62
Autodesk q●	6,368	203
BMC Software ●	5,412	178
Broadcom, Class A q●	2,533	62
CA	6,125	146
Ciena q●	1,972	41
Cisco Systems q●	46,561	1,024
Citrix Systems q●	5,441	145
Cognizant Technology Solutions, Class A q●	981	28
Computer Sciences q●	3,673	174
Compuware ●	35,117	386
Convergys ●	16,563	210
Corning	10,389	208
Dell q●	16,977	417
eBay q●	11,287	284
Electronic Arts q●	4,482	194
Electronic Data Systems	5,448	135
EMC q●	14,847	223
Google, Class A ●	1,872	887
Hewlett-Packard	13,634	611
IBM	5,269	674
Intel q	35,284	783
Intuit q●	6,600	180
Jabil Circuit	10,677	174
JDS Uniphase ●	3,579	39
Juniper Networks q●	6,110	159
Lexmark International, Class A q●	1,639	58
MEMC Electronic Materials ●	801	37
Microsoft	63,797	1,641
Molex	7,598	186
Motorola q	38,771	335
National Semiconductor	2,362	49
NetApp q●	4,303	110
Novell ●	22,784	127
NVIDIA ●	10,904	125
Oracle ●	42,976	925
QLogic q●	6,939	131
QUALCOMM	10,300	570
SanDisk q●	5,193	73
Sun Microsystems ●	19,216	204
Symantec q●	10,444	220
Tellabs q●	43,443	223
Teradata ●	2,451	57
Teradyne ●	11,325	106
Texas Instruments q	5,168	126
Total System Services	4,596	90
Tyco Electronics q	7,391	245
Unisys q●	27,924	103
VeriSign q●	602	20
Waters q●	2,381	162
Xerox q	14,934	204
		15,139
Materials - 4.9%
AK Steel Holding q	3,251	206
Alcoa q	8,519	287
Allegheny Technologies q	2,345	111
Ashland q	2,435	102
Ball q	1,181	53
Bemis q	10,151	286
Dow Chemical q	12,370	412
E.I. Du Pont de Nemours q	7,175	314
Eastman Chemical	906	54
Freeport-McMoRan Copper & Gold q	1,592	154
Hercules q	7,942	159
International Flavors & Fragrances q	3,280	132
International Paper q	7,786	216
Massey Energy	509	38
MeadWestvaco	5,643	151
Monsanto	3,423	408
Nucor q	3,478	199
Pactiv ●	12,095	292
PPG Industries	4,608	279
Sealed Air q	8,389	182
Titanium Metals q	7,604	86
United States Steel	1,303	209
		4,330
Telecommunication Services - 3.6%
AT&T	51,080	1,574
CenturyTel	7,675	285
Qwest Communications International q	37,020	142
Sprint Nextel	24,791	202
Verizon Communications q	29,146	992
		3,195
Utilities - 6.4%
Ameren q	5,305	218
American Electric Power	5,194	205
CenterPoint Energy	27,853	439
Consolidated Edison q	4,892	194
Dominion Resources q	3,368	149
DTE Energy q	7,256	297
Duke Energy q	10,146	178
Edison International	2,161	105
FPL Group q	189	12
Integrys Energy Group q	13,277	678
NiSource	42,903	733
Pepco Holdings	17,922	447
PG&E	9,993	385
Pinnacle West Capital q	9,283	312
Progress Energy q	2,357	100
Public Service Enterprise Group	4,470	187
Questar	5,033	266
Sempra Energy q	6,858	385
Southern q	1,317	47
TECO Energy	2,970	55
Xcel Energy q	17,519	351
		5,743
Total Common Stocks
(Cost $88,953)		84,447

Short-Term Investments - 4.6%
Money Market Fund - 3.6%
First American Prime Obligations Fund, Class Z ±	3,191,343	3,191
U.S. Treasury Obligation - 1.0%
U.S. Treasury Bill ☐	PAR
1.778%, 12/18/2008	$900	894
Total Short-Term Investments
(Cost $4,084)		4,085
Investment Purchased with Proceeds from Securities Lending - 41.7%
Mount Vernon Securities Lending Prime Portfolio †	SHARES
	37,092,101	37,092
Total Investments ◆ - 141.2%
(Cost $130,129)		125,624
Other Assets and Liabilities, Net - (41.2)%		(36,680)
Total Net Assets - 100.0%		$88,944

+	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s
	board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists,
	are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation
	system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures
	established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at
	their amortized cost, which approximates market value. As of July 31, 2008, the fund held no fair valued securities.
q	This security or a portion of this security is out on loan at July 31, 2008. Total loaned securities had a market value of $35,578 at
	July 31, 2008.
●	Non-income producing security.
±	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor to this fund.
☐	Security has been deposited as initial margin on open futures contracts. Yield shown is the effective yield as of July 31, 2008.
†
In order to generate additional income, the fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund receives collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund.

◆
On July 31, 2008, the cost of investments for federal income tax purposes was approximately $130,939.  The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

	Gross unrealized appreciation	$2,497
	Gross unrealized depreciation	(7,002)
	Net unrealized depreciation	$(4,505)

	Schedule of Open Futures Contracts

		Number of	Notional
		Contracts	Contract	Settlement	Unrealized
	Description	Purchased	Value	Month	Appreciation

	S&P 500 Futures	8	$ 2,534	September 2008	$ 43

Schedule of INVESTMENTS July 31, 2008 (unaudited), all dollars are rounded to thousands (000)

Quantitative Large Cap Growth Fund

DESCRIPTION	SHARES	VALUE+

Common Stocks - 96.3%
Consumer Discretionary - 7.6%
Advance Auto Parts	104	$4
Amazon.com ●q	715	55
American Eagle Outfitters	954	13
Apollo Group, Class A ●	556	35
AutoNation ●q	1,297	13
Bed Bath & Beyond ●	168	5
Best Buy q	251	10
Boyd Gaming q	364	4
Brinker International	136	2
Burger King Holdings	522	14
Carnival q	876	32
Coach ●q	516	13
CTC Media ●	298	7
Darden Restaurants	158	5
DeVry	350	20
DIRECTV Group ●q	278	8
DISH Network, Class A ●	185	5
Dollar Tree ●	630	24
DreamWorks Animation, Class A ●	586	17
Expedia ●q	1,352	26
Foot Locker q	792	12
Fortune Brands q	200	11
GameStop, Class A ●q	106	4
Garmin q	506	18
Hearst-Argyle Television q	1,615	34
Hillenbrand ●	735	17
Home Depot q	257	6
IAC/InterActiveCorp ●	790	14
International Game Technology	260	6
Johnson Controls q	224	7
Jones Apparel Group q	70	1
Kohl's ●q	318	13
Las Vegas Sands ●q	242	11
Liberty Media Capital, Series A ●	124	2
Liberty Media Entertainment, Series A ●	715	18
Limited Brands q	831	14
Lowe's q	1,019	21
Macy's q	549	10
McDonald's	1,191	71
MGM MIRAGE ●q	437	13
Newell Rubbermaid	1,122	19
News, Class A	2,694	38
Nike, Class B q	327	19
Office Depot ●	2,002	14
OfficeMax q	979	12
Omnicom Group q	45	2
O'Reilly Automotive ●	443	11
Penn National Gaming ●	635	18
Penske Automotive Group q	617	8
PetSmart q	777	18
Phillips Van-Heusen q	298	11
RadioShack	35	1
Ross Stores q	284	11
Royal Caribbean Cruises q	472	12
Service International q	837	8
Snap-On q	299	17
Stanley Works	278	12
Staples q	1,690	38
Starbucks ●q	1,346	20
Target q	851	38
Tim Hortons q	1,001	27
TJX q	130	4
Viacom, Class B ●	1,672	47
Warner Music Group	431	4
Wendy's International	269	6
Wyndham Worldwide	920	17
Yum! Brands q	251	9
		1,056

Consumer Staples - 11.0%
Alberto-Culver	2,179	58
Altria Group	2,160	44
Anheuser-Busch q	457	31
Archer-Daniels-Midland q	308	9
Avon Products q	645	27
Brown-Forman, Class B	484	35
Campbell Soup	433	16
Church & Dwight q	364	20
Coca-Cola	2,310	119
Coca-Cola Enterprises	612	10
Colgate-Palmolive q	577	43
ConAgra Foods	622	13
Corn Products International	608	28
Costco Wholesale q	405	25
CVS Caremark	286	10
Del Monte Foods	4,632	39
Dr. Pepper Snapple Group ●q	695	14
Energizer Holdings ●q	147	11
Estee Lauder, Class A q	40	2
Hormel Foods	1,016	37
JM Smucker	826	40
Kimberly-Clark	534	31
Kroger q	756	21
McCormick q	720	29
Molson Coors Brewing, Class B q	354	19
NBTY ●	711	25
Pepsi Bottling Group	816	23
PepsiAmericas	2,054	49
PepsiCo	2,017	134
Philip Morris International	2,505	129
Procter & Gamble	1,984	130
Safeway q	103	3
Sara Lee	1,964	27
SUPERVALU	367	9
Sysco q	1,822	52
Tyson Foods, Class A	121	2
Walgreen q	1,473	51
Wal-Mart Stores q	2,431	143
Wrigley, William Jr.	248	20
		1,528

Energy - 13.0%
Apache	77	9
Arch Coal	261	15
Baker Hughes	675	56
BJ Services q	230	7
Cabot Oil & Gas q	166	7
Chevron	422	36
Cimarex Energy	319	17
CNX Gas ●q	2,233	70
ConocoPhillips q	130	11
CONSOL Energy q	358	27
Continental Resources ●q	510	29
Denbury Resources ●q	856	24
Diamond Offshore Drilling q	170	20
Dresser-Rand Group ●	883	34
ENSCO International q	164	11
EOG Resources q	201	20
Exxon Mobil	2,457	198
FMC Technologies ●q	315	19
Frontier Oil q	582	11
Global Industries ●	1,648	20
Halliburton q	1,202	54
Helix Energy Solutions Group ●	415	13
Helmerich & Payne q	341	20
Hess q	589	60
Holly	436	12
Marathon Oil	151	7
Mariner Energy ●	242	6
Murphy Oil	385	31
National-Oilwell Varco ●q	765	60
Noble q	987	51
Noble Energy q	128	9
Occidental Petroleum	1,902	150
Oceaneering International ●q	290	18
Patriot Coal ●	41	5
Patterson-UTI Energy q	672	19
Peabody Energy q	426	29
Petrohawk Energy ●	152	5
Plains Exploration & Production ●	100	6
Pride International ●q	530	21
Quicksilver Resources ●q	52	1
Range Resources q	239	12
SandRidge Energy ●	299	15
Schlumberger	2,328	236
SEACOR Holdings ●q	211	18
Smith International q	181	13
Southwestern Energy ●	407	15
Spectra Energy	1,438	39
St. Mary Land & Exploration q	341	14
Sunoco q	252	10
Superior Energy Services ●	524	25
Tesoro q	604	9
TETRA Technologies ●	963	18
Transocean ●	390	53
Unit ●q	533	36
Valero Energy	809	27
W&T Offshore q	242	11
Weatherford International ●q	426	16
Whiting Petroleum ●	90	8
XTO Energy	331	16
		1,809

Financials - 0.4%
Covanta Holding ●q	1,632	46
MSCI, Class A ●q	212	6
		52

Healthcare - 14.5%
Abbott Laboratories	2,702	152
Aetna	1,035	42
Allergan	136	7
Amgen ●q	336	21
APP Pharmaceuticals ●	194	5
Applied Biosystems	843	31
Barr Pharmaceuticals ●q	89	6
Baxter International	1,101	76
Beckman Coulter	595	43
Becton, Dickinson & Company	609	52
Biogen Idec ●q	580	40
Boston Scientific ●q	1,100	13
Bristol-Myers Squibb	4,295	91
C.R. Bard q	312	29
Cardinal Health q	750	40
Celgene ●	284	21
Charles River Laboratories International ●q	112	7
Coventry Health Care ●	453	16
DENTSPLY International	886	36
Edwards Lifesciences ●q	297	19
Eli Lilly q	562	27
Endo Pharmaceuticals Holdings ●	741	17
Forest Laboratories ●	912	32
Genentech ●q	776	74
Gen-Probe ●q	603	32
Genzyme ●	584	45
Gilead Sciences ●q	1,306	71
Health Net ●	172	5
Henry Schein ●	417	22
Hill-Rom Holdings	255	7
Hlth ●q	1,653	18
Hospira ●	348	13
Humana ●	545	24
IDEXX Laboratories ●	280	15
Intuitive Surgical ●q	70	22
Johnson & Johnson	1,220	84
Kinetic Concepts ●q	552	19
King Pharmaceuticals ●	1,513	17
Lincare Holdings ●q	195	6
McKesson q	393	22
Medco Health Solutions ●q	466	23
Medtronic q	1,765	93
Merck	1,880	62
Patterson Companies ●q	681	21
Pediatrix Medical Group ●q	49	2
PerkinElmer	1,814	53
Pfizer	430	8
Pharmaceutical Product Development	132	5
Resmed ●q	85	3
Schering-Plough q	3,495	74
Sepracor ●q	795	14
St. Jude Medical ●q	626	29
Stryker q	826	53
Techne ●	474	38
Thermo Fisher Scientific ●q	398	24
UnitedHealth Group	2,035	57
Varian Medical Systems ●q	566	34
VCA Antech ●	93	3
Warner Chilcott, Class A ●	58	1
Watson Pharmaceuticals ●	236	7
WellCare Health Plans ●	297	12
WellPoint ●	592	31
Wyeth q	157	6
Zimmer Holdings ●	577	40
		2,012

Industrials - 10.5%
3M q	1,130	80
AGCO ●q	136	8
Allied Waste Industries ●	1,061	13
AMETEK	134	6
Avery Dennison	28	1
BE Aerospace ●	1,001	26
Boeing	1,182	72
Brinks	443	31
Bucyrus International	101	7
Burlington Northern Santa Fe	235	24
Career Education ●q	477	9
Carlisle Companies	743	23
Caterpillar q	690	48
Cintas	1,314	37
Cooper Industries, Class A	34	1
Copart ●q	1,337	59
Crane q	548	19
CSX	16	1
Cummins q	279	19
Dover q	468	23
Emerson Electric	1,107	54
First Solar ●q	160	46
Flowserve	25	3
Gardner Denver ●	351	16
Goodrich q	620	30
Harsco q	42	2
Honeywell International	1,241	63
Hubbell, Class B q	323	14
IDEX q	205	8
ITT Educational Services ●	91	8
Joy Global	340	25
Kennametal	642	19
Lennox International q	541	19
Lincoln Electric Holdings	15	1
Lockheed Martin q	275	29
Manitowoc q	508	13
Manpower	520	25
McDermott International ●	335	16
Monster Worldwide ●	607	11
MSC Industrial Direct, Class A q	236	11
Norfolk Southern q	458	33
Northrop Grumman	135	9
Pall	199	8
Parker Hannifin	229	14
Precision Castparts	167	16
Rambus ●	546	9
Republic Services	2,581	84
Robert Half International q	1,276	32
Rockwell Automation q	401	18
Rockwell Collins	914	45
Shaw Group ●	128	7
Spirit AeroSystems Holdings, Class A ●	906	20
Stericycle ●q	219	13
Teleflex q	335	21
Terex ●	411	19
Textron	94	4
Thomas & Betts ●	390	16
Timken q	923	31
Union Pacific	202	17
United Rentals ●q	699	11
United Technologies	997	64
UTi Worldwide	466	9
Waste Management	917	33
WESCO International ●	213	8
		1,461

Information Technology - 26.8%
Activision Blizzard ●	1,230	44
ADC Telecommunications ●q	197	2
Adobe Systems ●q	1,109	46
Agilent Technologies ●q	891	32
Akamai Technologies ●	428	10
Altera q	43	1
Amdocs ●q	1,526	46
Amphenol, Class A q	481	23
Apple ●q	1,662	264
Applied Materials	1,886	33
Arrow Electronics ●q	629	20
Atmel ●	4,659	16
Autodesk ●q	848	27
Automatic Data Processing	42	2
Avnet ●	711	19
AVX	3,045	31
BMC Software ●	954	31
Broadcom, Class A ●q	641	16
Brocade Communications Systems ●q	1,955	13
CA	634	15
Cadence Design Systems ●	2,576	19
Cisco Systems ●q	11,702	257
Citrix Systems ●q	777	21
Cognizant Technology Solutions, Class A ●	424	12
Computer Sciences ●	97	5
Compuware ●	4,104	45
Convergys ●	1,476	19
Corning	2,786	56
Cypress Semiconductor ●q	55	1
Dell ●q	3,427	84
Diebold q	312	11
Dolby Laboratories, Class A ●q	428	17
eBay ●q	2,749	69
EchoStar, Class A ●q	333	11
Electronic Arts ●q	802	35
Electronic Data Systems	86	2
EMC ●	3,440	52
F5 Networks ●q	240	7
Fairchild Semiconductor International ●	1,202	15
Genpact Limited ●	303	4
Global Payments q	35	2
Google, Class A ●	491	233
Harris	752	36
Hewitt Associates, Class A ●	300	11
Hewlett-Packard	3,741	168
IBM	1,732	222
Ingram Micro, Class A ●q	1,722	32
Integrated Device Technology ●	721	7
Intel q	8,900	197
Intuit ●	1,086	30
Jabil Circuit	780	13
JDS Uniphase ●	79	1
Juniper Networks ●q	1,008	26
Lam Research ●q	142	5
McAfee ●q	872	29
MEMC Electronic Materials ●	116	5
Mettler-Toledo International ●	384	41
Microsoft	16,120	415
National Instruments q	1,337	45
NCR ●	859	23
NetApp ●q	700	18
Novell ●	2,092	12
NVIDIA ●	1,101	13
Oracle ●	9,399	202
QLogic ●q	371	7
QUALCOMM	2,777	154
Red Hat ●q	571	12
SanDisk ●q	169	2
Sohu.com ●	83	6
Sun Microsystems ●	262	3
Symantec ●q	241	5
Synopsys ●	1,277	31
Tech Data ●	111	4
Tellabs ●	3,094	16
Teradata ●	298	7
Teradyne ●	247	2
Texas Instruments q	1,828	45
Total System Services	473	9
Trimble Navigation ●q	684	23
Tyco Electronics q	287	9
Unisys ●	1,083	4
Varian Semiconductor Equipment Associates ●	146	4
VeriSign ●	329	11
Vishay Intertechnology ●	3,231	29
Waters ●	354	24
Western Digital ●q	387	11
Xerox q	811	11
Yahoo! ●q	3,043	60
Zebra Technology, Class A ●q	406	12
		3,720

Materials - 6.2%
Airgas	270	15
AK Steel Holding q	605	38
Albemarle	514	20
Alcoa	1,243	42
Allegheny Technologies q	362	17
Alpha Natural Resources ●	43	4
Cabot Microelectronics	921	25
Carpenter Technology	497	19
Celanese, Class A q	333	13
Chemtura	2,273	15
Cleveland-Cliffs q	236	26
Commercial Metals	829	25
Cytec Industries	550	30
Domtar ●	3,484	20
Dow Chemical q	230	8
E.I. Du Pont de Nemours q	21	1
Ecolab q	166	7
FMC	211	16
Huntsman	1,422	19
International Flavors & Fragrances q	163	6
Intrepid Potash ●	141	8
Lubrizol	480	24
Massey Energy	112	8
Monsanto	1,039	124
Mosaic ●	375	48
Nalco Holding q	67	2
Nucor q	293	17
Owens-Illinois ●	144	6
Packaging Corporation of America q	278	7
Pactiv ●	1,128	27
PPG Industries	243	15
Praxair	186	17
Reliance Steel & Aluminum q	275	17
RPM International	1,126	23
Scotts Miracle-Gro, Class A q	863	17
Sealed Air q	503	11
Sonoco Products	521	17
Southern Copper q	768	21
Steel Dynamics	343	11
Titanium Metals q	815	9
United States Steel	253	41
Valhi	406	9
Valspar q	368	8
		853

Telecommunication Services - 1.3%
American Tower, Class A ●	183	8
CenturyTel	416	15
Leap Wireless International ●q	93	4
MetroPCS Communications ●	281	5
NII Holdings ●q	584	32
Telephone & Data Systems	587	25
U.S. Cellular ●	1,582	94
		183

Utilities - 5.0%
AGL Resources	2,412	83
Alliant Energy	1,698	55
Atmos Energy	1,629	43
Energen	320	19
Energy East	2,154	54
Integrys Energy Group	916	47
NiSource	2,061	35
NSTAR	514	16
OGE Energy	1,446	47
Pepco Holdings	672	17
PG&E	327	13
Puget Energy	1,158	32
Questar	564	30
SCANA	662	24
Sempra Energy q	288	16
Sierra Pacific Resources	444	5
Southern Union	773	20
UGI	3,272	89
Vectren	1,155	34
Xcel Energy q	647	13
		692

Total Common Stocks
(Cost $14,042)		13,366

Short-Term Investments - 3.3%
Money Market Fund - 2.4%
First American Prime Obligations Fund, Class Z ±	337,390	337

U.S. Treasury Obligation - 0.9%	PAR
U.S. Treasury Bill
1.778%, 12/18/2008 ☐	$120	119
Total Short-Term Investments
(Cost $456)		456
Investment Purchased with Proceeds from Securities Lending - 36.2%
Mount Vernon Securities Lending Prime Portfolio †	SHARES
(Cost $5,035)	5,035,319	5,035
Total Investments ◆ - 135.8%
(Cost $19,533)		18,857
Other Assets and Liabilities, Net - (35.8)%		(4,973)
Total Net Assets - 100.0%		$13,884

+
Security valuations for the fund's investments are furnished by an independent pricing service that has been approved by the fund's board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund's board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of July 31, 2008, the fund held no fair valued securities.

●	Non-income producing security.
q	This security or a portion of this security is out on loan at July 31, 2008. Total loaned securities had a market value of $4,829 at July 31, 2008.
±	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor to this fund.
☐	Security has been deposited as initial margin on open futures contracts. Yield shown is the effective yield as of July 31, 2008.
†
In order to generate additional income, the fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund receives collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund.

◆
On July 31, 2008, the cost of investments for federal income tax purposes was approximately $19,533.  The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

	Gross unrealized appreciation		$457
	Gross unrealized depreciation		(1,133)
	Net unrealized depreciation		$(676)

	Schedule of Open Futures Contracts

		Number of	Notional
		Contracts	Contract	Settlement	Unrealized
	Description	Purchased	Value	Month	Depreciation
	S&P 500 E-Mini Futures	4	$ 253	September 2008	$ (3)

Schedule of INVESTMENTS (unaudited) July 31, 2008, all dollars are rounded to thousands (000)

Quantitative Large Cap Value Fund

DESCRIPTION	SHARES	VALUE +

Common Stocks - 96.7%
Consumer Discretionary - 11.1%
Advance Auto Parts	98	$4
American Eagle Outfitters	1,001	14
Apollo Group, Class A ●	216	13
AutoNation ●q	2,153	22
Barnes & Noble q	119	3
Boyd Gaming q	1,330	13
Brinker International	389	7
CarMax ●q	260	3
Carnival q	1,432	53
CBS, Class B q	269	4
Comcast, Class A q	2,207	46
Darden Restaurants	74	2
DeVry	95	5
Dollar Tree ●	148	6
Expedia ●q	698	14
Family Dollar Stores q	108	3
Foot Locker q	1,427	22
Fortune Brands q	266	15
Gannett q	1,113	20
Gap q	133	2
Garmin q	92	3
Harman International Industries q	122	5
Hearst-Argyle Television q	893	19
Hillenbrand	365	8
Home Depot q	2,321	55
IAC/InterActiveCorp ●	984	17
J.C. Penney q	181	6
Jarden ●	574	14
Jones Apparel Group q	323	5
Las Vegas Sands ●q	262	12
Liberty Media Capital, Series A ●	662	10
Liberty Media Entertainment, Series A ●q	70	2
Liberty Media Interactive, Class A ●q	1,667	23
Limited Brands q	79	1
Liz Claiborne	875	11
Lowe's q	2,059	42
Macy's q	829	16
McDonald's	126	8
MGM MIRAGE ●q	717	21
Newell Rubbermaid	824	14
News, Class A	3,338	47
Office Depot ●	2,485	17
OfficeMax q	1,413	18
O'Reilly Automotive ●	500	13
Penn National Gaming ●	507	14
Penske Automotive Group q	836	11
PetSmart q	172	4
RadioShack q	762	13
Royal Caribbean Cruises q	898	23
Service International	605	6
Snap-On q	78	4
Stanley Works	183	8
Time Warner	4,198	60
Viacom, Class B ●	672	19
Walt Disney q	1,401	43
Warner Music Group	425	4
Wendy's International	157	4
Wyndham Worldwide	1,631	29
		900

Consumer Staples - 8.8%
Alberto-Culver	1,055	28
Altria Group	2,066	42
Anheuser-Busch q	251	17
Archer-Daniels-Midland q	987	28
Brown-Forman, Class B	156	11
Coca-Cola Enterprises	882	15
Coca-Cola	444	23
ConAgra Foods	1,636	36
Constellation Brands, Class A ●	458	10
Corn Products International	417	19
CVS Caremark	108	4
Del Monte Foods	3,072	26
Dr. Pepper Snapple Group ●q	887	18
Hormel Foods	537	19
JM Smucker	575	28
Kimberly-Clark	304	18
Kraft Foods, Class A	1,572	50
Kroger q	534	15
McCormick q	107	4
Molson Coors Brewing, Class B q	361	20
NBTY ●	385	13
Pepsi Bottling Group	586	16
PepsiAmericas	1,276	30
Procter & Gamble	2,192	144
Safeway q	807	22
Sara Lee	1,404	19
Smithfield Foods ●q	281	6
SUPERVALU	569	15
Sysco q	302	9
Tyson Foods, Class A	486	7
		712

Energy - 16.8%
Anadarko Petroleum	392	23
Apache q	391	44
Chevron	2,760	233
Cimarex Energy q	217	11
CNX Gas ●q	681	21
ConocoPhillips q	2,007	164
Continental Resources ●q	76	4
Devon Energy	423	40
Dresser-Rand Group ●	218	8
EOG Resources q	38	4
Exxon Mobil	5,652	455
Forest Oil ●	35	2
Frontier Oil q	449	8
Global Industries ●	1,092	13
Helix Energy Solutions Group ●	310	10
Helmerich & Payne q	147	9
Hess q	74	8
Holly	281	8
Marathon Oil	1,171	58
Murphy Oil	103	8
Noble Energy q	113	8
Noble q	102	5
Occidental Petroleum	431	34
Oceaneering International ●q	16	1
Patterson-UTI Energy q	611	17
Pioneer Natural Resources	77	5
Plains Exploration & Production ●	79	4
Pride International ●q	73	3
SEACOR Holdings ●q	49	4
Spectra Energy	1,423	39
St. Mary Land & Exploration q	146	6
Sunoco q	116	5
Superior Energy Services ●	121	6
Tesoro q	823	13
TETRA Technologies ●	517	10
Unit ●q	293	20
Valero Energy	1,315	44
W&T Offshore q	134	6
XTO Energy	194	9
		1,370

Financials - 9.6%
American International Group q	3,017	79
Bank of America q	4,393	144
Cincinnati Financial	391	11
Citigroup q	4,809	90
Conseco ●	996	8
Covanta Holding ●q	586	16
Fifth Third Bancorp q	2,187	30
First Citizens Bancshares, Class A	68	10
Genworth Financial, Class A	851	14
Goldman Sachs Group q	59	11
Huntington Bancshares q	2,800	20
JPMorgan Chase q	3,316	135
KeyCorp q	850	9
Lehman Brothers Holdings q	259	4
Lincoln National	100	5
Loew's q	157	7
Marshall & Ilsley q	832	13
Merrill Lynch q	228	6
MF Global ●q	365	2
Morgan Stanley q	360	14
MSCI, Class A ●q	19	1
Principal Financial Group q	13	1
Prudential Financial q	347	24
Regions Financial q	1,691	16
SunTrust Banks q	322	13
Wachovia q	2,942	51
Webster Financial q	730	14
Wells Fargo q	934	28
XL Capital, Class A q	148	3
		779

Healthcare - 13.0%
Aetna	132	5
AmerisourceBergen	103	4
Amgen ●q	924	58
Beckman Coulter	238	17
Biogen Idec ●q	111	8
Boston Scientific ●q	3,085	37
Bristol-Myers Squibb	770	16
Cardinal Health q	179	10
CIGNA	224	8
Coventry Health Care ●	568	20
Covidien	485	24
DENTSPLY International	142	6
Edwards Lifesciences ●q	32	2
Eli Lilly q	952	45
Endo Pharmaceuticals Holdings ●	218	5
Forest Laboratories ●	616	22
Gen-Probe ●	281	15
Health Net ●	447	12
Hill-Rom Holdings	378	11
HLTH ●q	930	10
Humana ●	222	10
Johnson & Johnson	2,427	166
Kinetic Concepts ●q	286	10
King Pharmaceuticals ●	1,828	21
Lincare Holdings ●q	175	6
Merck	2,079	68
Omnicare q	191	6
Patterson Companies ●q	323	10
Pediatrix Medical Group ●q	36	2
PerkinElmer	951	28
Pfizer	9,881	184
Schering-Plough q	257	5
Sepracor ●q	344	6
Thermo Fisher Scientific ●	367	22
UnitedHealth Group	1,632	46
Varian Medical Systems ●q	76	5
Watson Pharmaceuticals ●	196	6
WellCare Health Plans ●	223	9
WellPoint ●	863	45
Wyeth q	1,412	57
Zimmer Holdings ●	182	12
		1,059

Industrials - 10.6%
Allied Waste Industries ●	1,474	18
Avery Dennison	85	4
BE Aerospace ●	646	17
Brinks	118	8
Career Education ●q	740	13
Carlisle Companies	489	15
Cintas	1,545	44
Cooper Industries, Class A	139	6
Copart ●q	507	22
Crane q	311	11
Dover q	213	10
Eaton	39	3
Gardner Denver ●	146	7
General Dynamics q	58	5
General Electric	11,120	315
Goodrich q	168	8
Hertz Global Holdings ●	1,399	12
Hubbell, Class B q	144	6
Ingersoll-Rand, Class A q	603	22
ITT q	35	2
ITT Educational Services ●q	21	2
Kennametal	291	9
Lennox International q	364	13
Manitowoc q	61	2
Manpower	410	20
Monster Worldwide ●	314	5
Norfolk Southern q	210	15
Northrop Grumman	312	21
Parker Hannifin q	43	3
Republic Services	989	32
Robert Half International	427	11
Rockwell Automation q	198	9
Rockwell Collins	613	30
Shaw Group ●	12	1
Spirit AeroSystems Holdings, Class A ●	654	14
Teleflex q	254	16
Terex ●	278	13
Thomas & Betts ●	100	4
Timken q	506	17
United Rentals ●	632	10
United Technologies	618	39
Waste Management	647	23
WESCO International ●	80	3
		860

Information Technology - 4.3%
ADC Telecommunications ●q	193	2
Amdocs ●q	363	11
Arrow Electronics ●	153	5
Atmel ●	1,475	5
Autodesk ●q	168	5
Avnet ●	205	6
AVX	1,457	15
Brocade Communications Systems ●q	404	3
Cadence Design Systems ●	1,650	12
Computer Sciences ●	163	8
Compuware ●	2,151	24
Convergys ●	1,059	13
Diebold	56	2
eBay ●q	115	3
EchoStar, Class A ●q	32	1
Electronic Data Systems	447	11
Fairchild Semiconductor International ●	171	2
Ingram Micro, Class A ●q	744	14
Jabil Circuit	585	9
Lexmark International, Class A ●q	15	-
Molex	217	5
Motorola q	3,953	34
National Instruments q	391	13
NCR ●	167	4
Novell ●	1,267	7
Oracle ●	276	6
SanDisk ●	402	6
Sun Microsystems ●q	1,595	17
Symantec ●	941	20
Synopsys ●	241	6
Tellabs ●	2,347	12
Tyco Electronics q	492	16
Unisys ●	1,881	7
Vishay Intertechnology ●	2,967	27
Xerox q	1,082	15
		346

Materials - 6.1%
AK Steel Holding q	63	4
Albemarle	117	5
Alcoa	734	25
Allegheny Technologies q	134	6
Ashland	133	6
Bemis	188	5
Cabot Microelectronics	525	14
Carpenter Technology	298	12
Celanese, Class A q	5	-
Chemtura	2,016	13
Commercial Metals	516	15
Cytec Industries	227	12
Domtar ●	5,567	32
Dow Chemical q	1,571	52
E.I. Du Pont de Nemours q	793	35
Eastman Chemical	29	2
Freeport-McMoRan Copper & Gold q	117	11
Huntsman	1,636	22
International Paper q	696	19
Intrepid Potash ●	50	3
Lubrizol	286	14
MeadWestvaco	315	8
Mosaic ●	24	3
Nalco Holding q	50	1
Nucor	351	20
Owens-Illinois ●	84	4
Pactiv ●	867	21
PPG Industries	304	18
Reliance Steel & Aluminum q	106	7
RPM International	435	9
Scotts Miracle- Gro, Class A q	544	11
Sealed Air q	386	8
Smurfit-Stone Container ●	2,750	16
Sonoco Products	445	15
Southern Copper q	105	3
Steel Dynamics	230	7
Temple-Inland	226	4
Titanium Metals q	389	4
United States Steel	56	9
Valspar q	914	20
		495

Telecommunication Services - 6.0%
AT&T	7,704	237
CenturyTel	592	22
MetroPCS Communications ●	268	4
NII Holdings ●q	110	6
Qwest Communications International q	2,740	10
Sprint Nextel q	3,107	25
Telephone & Data Systems	366	16
U.S. Cellular ●	831	50
Verizon Communications q	3,675	125
		495

Utilities - 10.4%
AGL Resources	2,075	72
Alliant Energy	1,178	38
Ameren q	173	7
American Electric Power	260	10
Aqua America q	583	9
Atmos Energy	1,922	51
CenterPoint Energy	1,137	18
Consolidated Edison	341	14
Dominion Resources q	425	19
DTE Energy q	271	11
Duke Energy q	1,195	21
Edison International	138	7
Energen	297	18
Energy East	1,973	49
FPL Group q	117	8
Great Plains Energy	135	3
Integrys Energy Group	559	29
NiSource	2,786	48
OGE Energy	1,269	41
ONEOK	156	7
Pepco Holdings	968	24
PG&E	956	37
Pinnacle West Capital	393	13
Public Service Enterprise Group	569	24
Puget Energy	933	26
SCANA	680	25
Sempra Energy q	471	26
Sierra Pacific Resources	1,310	15
Southern Union	1,306	34
Southern q	434	15
UGI	2,822	76
Vectren	778	23
Xcel Energy q	1,210	24
		842
Total Common Stocks
(Cost $8,587)		7,858

Right - 0.0%
Financials - 0.0%
Guaranty Financial Rights ●§
(Cost $0)	576	-

Short-Term Investments - 2.5%
Money Market Fund - 1.1%
First American Prime Obligations Fund, Class Z ±	86,736	87
U.S. Treasury Obligation - 1.4%	PAR
U.S. Treasury Bill
1.778%, 12/18/2008 ☐	$120	119
Total Short-Term Investments
(Cost $206)		206
Investment Purchased with Proceeds from Securities Lending - 35.2%	SHARES
Mount Vernon Securities Lending Prime Portfolio †
(Cost $2,860)	2,859,923	2,860
Total Investments ◆ - 134.4%
(Cost $11,653)		10,924
Other Assets and Liabilities, Net - (34.4)%		(2,793)
Total Net Assets - 100.0%		$8,131

+
Security valuations for the fund's investments are furnished by an independent pricing service that has been approved by the fund's board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund's board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of July 31, 2008, the fund held fair valued securities disclosed in footnote §.

●	Non-income producing security.
q	This security or a portion of this security is out on loan at July 31, 2008. Total loaned securities had a value of $2,736 at July 31, 2008.
§	Security is fair valued and illiquid. As of July 31, 2008, the value of this investment was $0 or 0.0% of total net assets.
				Date
	Security	Shares		Acquired		Cost Basis
	Guaranty Financial Rights	576		06/2008		—
±	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor to this fund.
☐	Security has been deposited as initial margin on open futures contracts. Yield shown is effective yield as of July 31, 2008.
†
In order to generate additional income, the fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund.

◆
On July 31, 2008, the cost of investments for federal income tax purposes was approximately $11,653.  The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

	Gross unrealized appreciation		$236
	Gross unrealized depreciation		(965)
	Net unrealized depreciation		$(729)

	Schedule of Open Futures Contracts

		Number of	Notional
		Contracts	Contract	Settlement	Unrealized
	Description	Purchased	Value	Month	Depreciation
	S&P 500 E-Mini Futures	1	$ 63	September 2008	$ (1)

Item 2—Controls and Procedures

(a)
The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported timely.

(b)
There were no changes in the registrant’s internal control over financial reporting that occurred during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3—Exhibits

Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act are filed as exhibits hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First American Investment Funds, Inc.

By:
/s/Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: September 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
/s/Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date:  September 26, 2008

By:
/s/Charles D. Gariboldi, Jr.
Charles D. Gariboldi, Jr.
Treasurer

Date:  September 26, 2008